Filed with the Securities and Exchange Commission on April 29, 1997


                                                               File No. 2-65669
                                                              File No. 811-2959

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     -------

         Post-Effective Amendment No.   21
                                     -------

                                          and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   23
                      -------

                           Scudder Tax Free Money Fund
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                       (Name Address of Agent for Service)

It is proposed that this filing will become effective

                  immediately upon filing pursuant to paragraph (b)
         -------

           X      on May 1, 1997 pursuant to paragraph (b)
         -------

                  60 days after filing pursuant to paragraph (a)(i)
         -------

                  on                   pursuant to paragraph (a)(i)
         -------     -----------------

                  75 days after filing pursuant to paragraph (a)(ii)
         -------

                  on                   pursuant to paragraph (a)(ii) of Rule 485
         -------     -----------------

If appropriate, check the following:

                  this post-effective amendment designates a new effective date ------- for a previously filed post-effective amendment

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its fiscal year ended December 31, 1996 on February 25, 1997.

                           SCUDDER TAX FREE MONEY FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------
     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of         SCUDDER TAX FREE MONEY FUND--Investment Objectives and Policies,
                     Registrant                          Investments
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser; Transfer agent
                                                    SHAREHOLDER BENEFITS--A team approach to investing

         5A.         Management's Discussion of     NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION-- Dividends and capital
                     Securities                          gains distributions
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--Toll-free Telephone Service and Information,
                                                         T.D.D. Service for the Hearing Impaired, Dividend
                                                         reinvestment plan
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  TRANSACTION INFORMATION--Purchasing shares
                                                    INVESTMENT PRODUCTS AND SERVICES
                                                    FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings      NOT APPLICABLE


                             Cross Reference-Page 1

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS AND THEIR OBJECTIVE
                    Policies

       14.          Management of the Fund             TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage
                    Practices

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                             Cross Reference-Page 2

                           SCUDDER TAX FREE MONEY FUND

        Calculation of Registration Fee under the Securities Act of 1933


                                     Proposed
     Title of                         Maximum
    Securities         Amount        Aggregate      Amount of
      Being             Being        Offering     Registration
    Registered       Registered        Price         Fee (1)
    ----------       ----------     ----------     ----------
    Shares of        18,845,997        $0.00          $0.00
  Capital Stock,
 $.01 par value
 Scudder Tax Free
    Money Fund


This Post-Effective Amendment No. 21 seeks to register 18,845,997 additional shares of Scudder Tax Free Money Fund under the Securities Act of 1933.

(1) Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.

(a)  Total number of shares redeemed during            569,334,268
     previous fiscal year

(b)  Total number of shares included in (a)                      0
     previously used under Rule 24e-2 this fiscal year

(c)  Total number of shares included in (a)            550,488,271
     previously used under Rule 24f-2(c) this fiscal year

(d)  Total number of shares included in (a) being       18,845,997
     used to reduce maximum aggregate offering price in this Post-Effective Amendment


No fee is required for 18,845,997 shares being registered.

[Image]     Scudder Tax Free Money Fund Profile
---------------------------------------------------------------------------

     The fund profile, a supplement to the full prospectus, is designed as an easy-to-read summary of fund risks, fees, and objectives. You can click on any question to link to the Fund's prospectus and get more information on that topic. Or, if you wish, you can proceed directly to the Fund's prospectus. Once you have read the prospectus and considered your investment goals, you can proceed to a Scudder Funds application.
     ----------------------------------------------------------------------

     Fund Profile
     April 1, 1997

     ----------------------------------------------------------------------

     1. What Are The Fund's Objectives?

     Scudder Tax Free Money Fund seeks to provide income exempt from regular federal income tax and stability of principal. In pursuit of its objectives the Fund seeks to maintain a $1.00 share price.

     2. What Does The Fund Invest In?

     At least 80% of the Fund's assets will be invested in short-term municipal securities. The Fund expects normally to invest 100% of its portfolio assets in municipal securities which include municipal notes, short-term municipal bonds, variable rate demand instruments and tax-exempt commercial paper. All of the Fund's investments are high quality, have a remaining maturity of 397 calendar days or less and have minimal credit risk as determined by Scudder, Stevens & Clark, Inc. The Fund maintains a dollar-weighted average effective maturity of 90 days or less.

     The Fund may purchase securities which are rated, or issued by an issuer rated, within the two highest quality rating categories of two or more of the following rating agencies: Moody's Investors Service, Inc. (Aaa and Aa, MIG1 and MIG2, and P1), Standard & Poor's (AAA and AA, SP1+ and SP1, A1+ and A1) and Fitch Investors Service, Inc. (AAA and AA, F1 and F2), or their equivalent. However, the Fund may also invest its assets in municipal securities rated, or issued by an issuer rated, P2 by Moody's, A2 by S&P, or F2 by Fitch, to the extent permitted by Rule 2a-7 of the Investment Company Act of 1940, as amended.

     For temporary defensive purposes, the Fund may invest more than 20% of its assets in cash and cash equivalents and in taxable securities with remaining maturities of 397 calendar days or less.

     The Fund may invest more than 25% of its assets in industrial development or other private activity bonds. The Fund may also invest up to 20% of its assets in securities subject to the alternative minimum tax.

     3. What Are The Risks Of Investing In The Fund?

     The Fund's share price is not insured or guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund's yield may vary from day to day.

     4. For Whom Is This Fund Appropriate?

     You may wish to consider this Fund if you are seeking income at today's tax-free money market rates while enjoying stability of principal. Its objectives make the Fund an appropriate investment for a wide range of goals and for investors with short- or long-term financial needs.

     5. What Are The Fund's Expenses And Fees?

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Tax Free Money Fund are:

       Shareholder transaction expenses --
       Expenses charged directly to your account for various transactions.

       Sales Commission                                   None

       Commissions to Reinvest Dividends                  None

       Redemption Fee                                     None

       Exchange Fee                                       None

       Annual Fund operating expenses --
       Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Until April 30, 1997, Scudder has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.65% of average daily net assets. The table below shows what the fees and expenses would have been if Scudder had agreed to waive a portion of its fees for the fiscal year ended December 31, 1995. Actual total operating expenses for the fiscal year ended December 31, 1995 were 0.75%, including 0.50% for management fees.

       Investment management fee (after waiver)           0.40%

       12b-1 fees                                         None

       Other expenses                                     0.25%
                                                          ------

       Total Fund operating expenses                      0.65%
                                                          ====

       Example:
       Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

       1 Year         3 Years           5 Years           10 Years

       $7             $21               $36               $81

     This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

     6. How Has The Fund Performed Historically?

     This chart shows how the Fund has performed over the past 10 years, assuming reinvestment of all distributions. On March 31, 1997, the Fund's seven day yield was 2.88%. For the Fund's current yield, call 1-800-343-2890. Performance is historical and may not be indicative of future results.

     THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

     BAR CHART TITLE:  Total Returns for years ended December 31:
     BAR CHART DATA:

                         1987     4.03%
                         1988     4.73
                         1989     5.82
                         1990     5.44
                         1991     4.20
                         1992     2.54
                         1993     1.86
                         1994     2.26
                         1995     3.27
                         1996     2.91

     The Fund's Average Annual          One Year    Five Years     Ten Years
     Total Return for the period        ------------------------------------
     ended March 31, 1997                2.91%       2.57%          3.68%

     If the adviser had not maintained the Fund's expenses, the average annual total return for the one year, five year and ten year periods would have been lower.

     7. Who Manages The Fund?

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world. The Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process.

     Lead Portfolio Manager K. Sue Cote, joined Scudder in 1983, and assumed responsibility for the Fund's investment strategy and operations in 1986. Donald C. Carleton, Portfolio Manager, has been a portfolio manager at Scudder since he joined the firm in 1983.

     8. How Can I Invest?

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The minimum initial investment is $2,500 ($1,000 for IRAs), except that shareholders may open a regular account with a minimum of $1,000 if an investment program of at least $100/month is established. A shareholder with a non-fiduciary account who maintains an account balance of less than $2,500 without establishing an investment program, may be assessed an annual fee of $10.00, payable to the Fund. You may also exchange Fund shares free of charge within the Scudder Family of Funds.

     9. How Can I Redeem Shares?

     You may redeem shares at the current share price on any business day by check, telephone, fax, or mail.

     10. When Are Distributions Made?

     Dividends are declared daily and distributed monthly. Capital gains distributions, if any, will be made in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

     Distributions of tax-exempt income are not subject to federal income taxes, except for the possible applicability of the alternative minimum tax. However, distributions may be subject to state and local income taxes. A portion of the Fund's income, including income from repurchase agreements, gains from options, and market discount bonds, may be taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

     11. What Services Does Scudder Provide?

     As a shareholder, you'll enjoy:

        o professional service from representatives who can answer your questions and execute your transactions
        o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions
        o Scudder's quarterly shareholder newsletter, Scudder Perspectives
        o regular, informative reports about the performance of your Fund

     ----------------------------------------------------------------------
     [Image]Scudder wants you to make informed investment decisions. This Fund Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semiannual report. The reports are free and may be ordered by calling 1-800-225-2470.

     ----------------------------------------------------------------------
     Contact Scudder

Scudder
Tax Free Money Fund

Fund Profile
November 25, 1996

Scudder Tax Free Money Fund

1.   What Are The Fund's Objectives?

     Scudder Tax Free Money Fund seeks to provide income exempt from regular federal income tax and stability of principal. In pursuit of its objectives the Fund seeks to maintain a $1.00 share price.

--------------------------------------------------------------------------------

2.   What Does The Fund Invest In?

     At least 80% of the Fund's assets will be invested in short-term municipal securities. The Fund expects normally to invest 100% of its portfolio assets in municipal securities which include municipal notes, short-term municipal bonds, variable rate demand instruments and tax-exempt commercial paper. All of the Fund's investments are high quality, have a remaining maturity of 397 calendar days or less and have minimal credit risk as determined by Scudder, Stevens & Clark, Inc. The Fund maintains a dollar-weighted average effective maturity of 90 days or less. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality rating categories of two or more of the following rating agencies: Moody's Investors Service, Inc. (Aaa and Aa, MIG1 and MIG2, and P1), Standard & Poor's (AAA and AA, SP1+ and SP1, A1+ and A1) and Fitch Investors Service, Inc. (AAA and AA, F1 and F2), or their equivalent.

     Effective December 16, 1996, the Fund may invest its assets in municipal securities rated, or issued by an issuer rated, P2 by Moody's, A2 by S&P, or F2 by Fitch, to the extent permitted by Rule 2a-7 of the Investment Company Act of 1940, as amended.

     For temporary defensive purposes, the Fund may invest more than 20% of its assets in cash and cash equivalents and in taxable securities with remaining maturities of 397 calendar days or less.

     In 1995, all of the Fund's dividends were 100% federally tax-exempt.

     The Fund may invest more than 25% of its assets in industrial development or other private activity bonds. The Fund may also invest up to 20% of its assets in securities subject to the alternative minimum tax.

--------------------------------------------------------------------------------

3.   What Are The Risks Of Investing In The Fund?

     The Fund's share price is not insured or guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund's yield may vary from day to day.

4.   For Whom Is This Fund Appropriate?

     You may wish to consider this Fund if you are seeking income at today's tax-free money market rates while enjoying stability of principal. Its objectives make the Fund an appropriate investment for a wide range of goals and for investors with short- or long-term financial needs.

--------------------------------------------------------------------------------

5.   What Are The Fund's Expenses And Fees?

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Tax Free Money Fund are:

     Shareholder transaction expenses --
          Expenses charged directly to your account for various transactions.

               Sales Commission                                             None

               Commissions to Reinvest Dividends                            None

               Redemption Fee                                               None

               Exchange Fee                                                 None

     Annual Fund operating expenses --
          Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Until April 30, 1997, Scudder has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.65% of average daily net assets. The table below shows what the fees and expenses would have been if Scudder had agreed to waive a portion of its fees for the fiscal year ended December 31, 1995. Actual total operating expenses for the fiscal year ended December 31, 1995 were 0.75%, including 0.50% for management fees.

               Investment management fee                                   0.40%

               12b-1 fees                                                   None

               Other expenses                                              0.25%
                                                                          -----

               Total Fund operating expenses                               0.65%
                                                                           =====

     Example:
          Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

               1 Year          3 Years          5 Years          10 Years
               ------          -------          -------          --------

                 $7              $21              $36              $81


          This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

--------------------------------------------------------------------------------

6.   How Has The Fund Performed Historically?

     This chart shows how the Fund has performed over the past 10 years, assuming reinvestment of all distributions. On September 30, 1996, the Fund's seven day yield was 3.12%. For the Fund's current yield, call 1-800-343-2890. Performance is historical and may not be indicative of future results.

     THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

     BAR CHART TITLE:  Total returns for years ended December 31:
     BAR CHART DATA:

                         1986     4.19%
                         1987     4.03
                         1988     4.73
                         1989     5.82
                         1990     5.44
                         1991     4.20
                         1992     2.54
                         1993     1.86
                         1994     2.26
                         1995     3.27

     The Fund's Average Annual          One Year    Five Years     Ten Years
     Total Return for the period        ------------------------------------
     ended September 30, 1996             2.99%        2.61%         3.71%



     If the adviser had not maintained the Fund's expenses, the average annual total return for the one year, five year and ten year periods would have been lower.

--------------------------------------------------------------------------------

7.   Who Manages The Fund?

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world. The Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process.

     Lead Portfolio Manager K. Sue Cote, joined Scudder in 1983, and assumed responsibility for the Fund's investment strategy and operations in 1986. Donald C. Carleton, Portfolio Manager, has been a portfolio manager at Scudder since he joined the firm in 1983.

8.   How Can I Invest?

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The current minimum initial investment is $1,000 ($500 for IRAs). Effective January 1, 1997, the minimum initial investment will be $2,500 ($1,000 for IRAs), except that shareholders may open a regular account with a minimum of $1,000 if an investment program of at least $100/month is established. After January 1, 1997, a shareholder with a non-fiduciary account who maintains an account balance of less than $2,500 without establishing an investment program, may be assessed an annual fee of $10.00, payable to the Fund. You may also exchange Fund shares free of charge within the Scudder Family of Funds.

--------------------------------------------------------------------------------

9.   How Can I Redeem Shares?

     You may redeem shares at the current share price on any business day by check, telephone, fax, or mail.

--------------------------------------------------------------------------------

10.  When Are Distributions Made?

     Dividends are declared daily and distributed monthly. Capital gains distributions, if any, will be made in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

     Distributions of tax-exempt income are not subject to federal income taxes, except for the possible applicability of the alternative minimum tax. However, distributions may be subject to state and local income taxes. A portion of the Fund's income, including income from repurchase agreements, gains from options, and market discount bonds, may be taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

11.  What Services Does Scudder Provide?

      As a shareholder, you'll enjoy:

     o professional service from representatives who can answer your questions and execute your transactions

     o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions

     o    Scudder's quarterly shareholder newsletter, Scudder Perspectives

     o    regular, informative reports about the performance of your Fund

Scudder wants you to make informed investment decisions. This Fund Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semiannual report. The reports are free and may be ordered by calling 1-800-225-2470.

This combined prospectus sets forth concisely the information a prospective investor should know before investing in the following funds: Scudder Tax Free Money Fund; Scudder Limited Term Tax Free Fund and Scudder Medium Term Tax Free Fund, each a series of Scudder Tax Free Trust; Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund, each a series of Scudder Municipal Trust. All three Trusts are open-end management investment companies. Please retain this prospectus for future reference.


SCUDDER HIGH YIELD TAX FREE FUND MAY INVEST UP TO 50% OF ITS ASSETS IN LOWER QUALITY BONDS, COMMONLY REFERRED TO AS JUNK BONDS. BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND.

If you require more detailed information, the Funds' Statement of Additional Information dated May 1, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 10.


NOT FDIC-INSURED           MAY LOSE VALUE
NO BANK GUARANTEE



Scudder Tax Free Money Fund

Scudder Limited Term Tax Free Fund

Scudder Medium Term Tax Free Fund

Scudder Managed Municipal Bonds

Scudder High Yield Tax Free Fund

-------------------------------------


May 1, 1997


Prospectus

Five pure no-load(TM) (no sales charges) mutual funds seeking tax-free income through different investment objectives.


Shares of the Funds are not insured or guaranteed by the U.S. Government. Scudder Tax Free Money Fund seeks to maintain a constant net asset value of $1.00 per share but there can be no assurance that the stable net asset value will be maintained.

Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Tax Free Money Fund and Scudder Medium Term Tax Free Fund. By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in either Fund for various transactions.

                                                                          Scudder Tax Free              Scudder Medium
                                                                             Money Fund                Term Tax Free Fund
                                                                             ----------                ------------------

     Sales commissions to purchase shares (sales load)                          NONE                      NONE

     Commissions to reinvest dividends                                          NONE                      NONE

     Redemption fees                                                            NONE*                     NONE*

     Fees to exchange shares                                                    NONE                      NONE


2) Annual Fund operating expenses: Expenses paid by either Fund before it distributes its net investment income, expressed as a percentage of its average daily net assets for the year ended December 31, 1996.

     Investment management fees                                                 .40%+++                   .57%

     12b-1 fees                                                                 NONE                      NONE

     Other expenses                                                             .25%                      .15%
                                                                                -----                    -----

     Total Fund operating expenses                                              .65%+++                   .72%
                                                                                =======                  ======

Example

Based on the levels of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders. (As noted above, the Funds have no redemption fees of any kind.)


     One year                                                                   $   7                     $   7

     Three years                                                                   21                        23

     Five years                                                                    36                        40

     Ten years                                                                     81                        89

See "Fund organization--Investment adviser" for further information about the investment management fees. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Funds or by Write-A-Check. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

+++ From August 1, 1996 to April 30, 1998, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed .65% of average daily net assets. The above table shows what the fees and expenses would have been if the Adviser had agreed to waive a portion of its fee for the entire fiscal year ended December 31, 1996. Actual expenses charged for the fiscal year ended December 31, 1996 were: investment management fee .45%, other expenses .25% and total operating expenses .70%.

Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund. By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in either Fund for various transactions.

                                                                          Scudder Managed          Scudder High Yield
                                                                          Municipal Bonds            Tax Free Fund
                                                                          ---------------            -------------

     Sales commissions to purchase shares (sales load)                          NONE                      NONE

     Commissions to reinvest dividends                                          NONE                      NONE

     Redemption fees                                                            NONE*                     NONE*

     Fees to exchange shares                                                    NONE                      NONE


2) Annual Fund operating expenses: Expenses paid by either Fund before it distributes its net investment income, expressed as a percentage of its average daily net assets for the year ended December 31, 1996.

     Investment management fees                                                 .51%                      .68%**

     12b-1 fees                                                                 NONE                      NONE

     Other expenses                                                             .12%                      .27%
                                                                                -----                     ------
     Total Fund operating expenses                                              .63%                      .95%
                                                                                =====                     ======


Example

Based on the levels of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders. (As noted above, the Funds have no redemption fees of any kind.)


     One year                                                                   $   6                     $  10

     Three years                                                                   20                        30

     Five years                                                                    35                        53

     Ten years                                                                     79                       117


See "Fund organization--Investment adviser" for further information about the investment management fees. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Funds. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** The Adviser waived a portion of its fee so that the Fund's total operating expenses did not exceed .80% from January 1, 1996 to April 30, 1996. The above table shows what the fees and expenses would have been if the Adviser had not agreed to waive a portion of its fee. Actual expenses charged for the year ended December 31, 1996 were: investment management fee .64%, other expenses .27% and total operating expenses .91% of average daily net assets.

Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Limited Term Tax Free Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.

                                                                                               Scudder Limited Term
                                                                                                  Tax Free Fund
                                                                                                  -------------

     Sales commissions to purchase shares (sales load)                                                   NONE

     Commissions to reinvest dividends                                                                   NONE

     Redemption fees                                                                                     NONE*

     Fees to exchange shares                                                                             NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1996.


     Investment management fee (after waiver)                                                           0.53%**

     12b-1 fees                                                                                          NONE

     Other expenses (after reimbursement)                                                               0.22%**
                                                                                                        -------
     Total Fund operating expenses                                                                      0.75%**
                                                                                                        =======


Example

Based on the level of Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

     1 Year            3 Years            5 Years            10 Years
     ------            -------            -------            --------


       $8                $24                $42                $93


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until December 31, 1997, the Adviser has agreed to reimburse Fund operating expenses and waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.75% of average daily net assets. If the Adviser had not agreed to reimburse operating expenses and waive a portion of its fee so that the total annualized expenses of the Fund did not exceed 0.50% for the period September 1, 1995 to April 30, 1996, 0.75% for the period May 1, 1996 to December 31, 1997, Fund expenses would have been: investment management fee 0.60%, other expenses 0.22% and total operating expenses 0.82% for the fiscal year ended October 31, 1996.

Financial highlights

Scudder Tax Free Money Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                Years Ended December 31,

                                       1996    1995    1994     1993    1992    1991    1990     1989    1988    1987
----------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
  of period                           1.000   1.000   1.000   1.000    1.000   1.000   1.000   1.000    1.000   1.000

Net investment income                  .029    .032    .022    .018     .025    .041    .053    .057     .046    .040

Less distributions from net
   investment income                  (.029)  (.032)  (.022)  (.018)   (.025)  (.041)  (.053)  (.057)   (.046)  (.040)

Net asset value, end of period        1.000   1.000   1.000   1.000    1.000   1.000   1.000   1.000    1.000   1.000

----------------------------------------------------------------------------------------------------------------------

Total Return (%)                       2.91    3.27    2.26    1.86     2.54    4.20    5.44    5.83     4.73    4.03

Ratios and Supplemental Data

Net assets, end of period ($ millions)  220     239     257     222      267     279     303     279      358     390

Ratio of operating expenses net, to     .70     .75     .77     .75      .73     .70     .72     .70      .67     .66
  average
  daily net assets (%)

Ratio of operating expenses before      .75     .75     .77     .75      .73     .70     .72     .70      .67     .66
  expense reductions to average
  daily net assets

Ratio of net investment income to       2.86    3.21    2.24    1.84     2.53    4.12    5.30    5.67     4.61    4.03
  average daily net assets (%)



Financial highlights

Scudder Medium Term Tax Free Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                Years Ended December 31,

                                   1996     1995    1994    1993    1992     1991    1990    1989     1988    1987
----------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
  of period                        11.26   10.39    11.36   10.86   10.62   10.11    10.04   10.02   10.07    10.34

Income from investment operations:

Net investment income                .53     .54      .53     .60     .65     .67      .54     .56     .54      .54

Net realized and unrealized gain    (.09)    .92     (.92)    .56     .27     .52      .07     .02    (.05)    (.22)
  (loss) on investments

Total from investment operations     .44    1.46     (.39)   1.16     .92    1.19      .61     .58     .49      .32

Less distributions:                 (.53)   (.54)    (.53)   (.60)   (.65)   (.67)    (.54)   (.56)   (.54)    (.54)

From net investment income

From net realized gains on          (.02)   (.05)    (.05)   (.06)   (.03)   (.01)     --      --      --      (.05)
  investments

Total distributions                 (.55)   (.59)    (.58)   (.66)   (.68)   (.68)    (.54)   (.56)   (.54)    (.59)

Net asset value, end of
  period                           11.15   11.26    10.39   11.36   10.86   10.62    10.11   10.04   10.02    10.07

----------------------------------------------------------------------------------------------------------------------

Total Return (%) (a)                4.02   14.32    (3.50)  10.94    8.93   12.13     6.29    6.00    4.92     3.23

Ratios and Supplemental Data

Net assets, end of period ($         651     712      701   1,017     661     268       27      54      99      125
  millions)

Ratio of operating expenses net,     .72     .70      .63     .14      --      --      .97     .91     .79      .80
  to average daily net assets (%)

Ratio of operating expenses          .72     .72      .71     .75     .80     .88     1.00     .91     .79      .80
  before expense
  reductions, to average daily
  net assets

Ratio of net investment income to   4.75    4.92     4.94    5.35    6.07    6.44     5.37    5.62    5.05     5.37
  average daily net assets (%)

Portfolio turnover rate (%)         14.1    36.1     33.8    37.3    22.4    14.0    116.9    15.7    31.2     32.6


(a)  Total returns may have been lower had certain expenses not been reduced.

On November 1, 1990, the Fund adopted its present name and objective. Prior to that date, the Fund was known as the 1990 Portfolio of the Scudder Tax Free Target Fund and its objective was to provide high tax-free income and current liquidity. Financial information for each of the four years in the period ended December 31, 1990 should not be considered representative of the present Fund.

Financial highlights

Scudder Managed Municipal Bonds

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                           Years Ended December 31,

                           1996     1995      1994     1993     1992     1991     1990     1989     1988     1987
  --------------------------------------------------------------------------------------------------------------------

  Net asset value,
     beginning of
     period               8.94     8.07      9.09     8.72     8.80     8.45     8.54     8.60     8.24     8.93

  Income from investment   .45      .48       .46      .47      .51      .53      .55      .59      .60      .61
     operations:

  Net investment income

  Net realized and        (.10)     .87     (1.00)     .66      .25      .47      --       .33      .38     (.58)
     unrealized gain
     (loss) on investment
     transactions

  Total from investment
     operations            .35      1.35      (.54)    1.13     .76      1.00     .55      .92      .98      .03

  Less distributions:

  From net investment     (.45)    (.48)     (.46)    (.47)    (.51)    (.53)    (.55)    (.59)    (.60)    (.61)
     income

  From net realized        --       --        --      (.29)    (.33)    (.12)    (.09)    (.39)    (.02)    (.11)
     gains on
     investment
     transactions

  In excess of net        --       --       (.02)     --       --       --       --       --       --       --
     realized gains

  Total distributions     (.45)    (.48)     (.48)    (.76)    (.84)    (.65)    (.64)    (.98)    (.62)    (.72)

  Net asset value, end of
     period               8.84     8.94      8.07     9.09     8.72     8.80     8.45     8.54     8.60     8.24
  --------------------------------------------------------------------------------------------------------------------

  Total Return (%)        4.15     17.12    (6.04)   13.32     8.98    12.23     6.77    11.19    12.27      .34

  Ratios and
     Supplemental Data

  Net assets, end of       737       775      709      910      830      796      719      691      635      592
     period
     ($ millions)

  Ratio of operating       .63       .63      .63      .63      .63      .64      .61      .62      .61      .63
     expenses to average
     net assets (%)

  Ratio of net            5.20      5.59     5.41     5.21     5.76     6.16     6.61     6.78     7.13     7.20
     investment income
     to average net
     assets (%)

  Portfolio turnover      12.2      17.8     33.7     52.8     59.6     32.4     72.1     89.8     75.5     73.5
     rate (%)




Financial highlights

Scudder High Yield Tax Free Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                                                   For the Period
                                                                                                                     January 22,
                                                                                                                         1987
                                                                                                                   (commencement of
                                                                                                                     operations) to
                                                           Years Ended December 31,                                    December 31,
                                 1996      1995     1994       1993      1992      1991      1990      1989     1988      1987
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
   period                        12.19     10.86     12.55     11.90     11.67     11.19     11.35     11.06    10.52     12.00

Income from investment
   operations:

Net investment income              .66       .68       .70       .67       .72       .76       .77       .76      .83       .78

Net realized and unrealized
   gain (loss) on investments     (.15)     1.37     (1.73)      .93       .50       .69      (.11)      .35      .54     (1.48)

Total from investment
   operations                       .51      2.05     (1.03)     1.60      1.22      1.45       .66      1.11     1.37      (.70)

Less distributions:

From net investment               (.66)     (.72)     (.66)     (.67)     (.72)     (.76)     (.77)     (.76)    (.83)     (.78)
   income

From net realized gains on
   investment transactions         --         --        --      (.21)     (.27)     (.21)     (.05)     (.06)      --        --

In excess of net realized
   gains                           --         --        --      (.07)       --        --        --        --       --        --

Total distributions               (.66)     (.72)     (.66)     (.95)     (.99)     (.97)     (.82)     (.82)    (.83)     (.78)

Net asset value, end of
   period                        12.04     12.19     10.86     12.55     11.90     11.67     11.19     11.35    11.06     10.52

-----------------------------------------------------------------------------------------------------------------------------------

Total Return (%)                  4.43     19.28     (8.38)    13.85     10.88     13.36      6.02     10.32    13.48     (5.81)**

Ratios and Supplemental
   Data

Net assets, end of period
   ($ millions)                    293       304       260       317       204       160       129       114       74        36

Ratio of operating expenses,
   net to average daily net
   assets (%)                      .91       .80       .80       .92       .98      1.00      1.00      1.00      .67       .40*

Ratio of operating expenses
   before expense
   reductions, to average
   daily net
   assets (%)                      .95       .94       .97       .98       .99      1.04      1.09      1.15     1.25      1.80*

Ratio of net investment
   income to average
   net assets (%)                 5.59      5.77      6.01      5.38      6.10      6.65      6.88      6.72     7.65      8.45*

Portfolio turnover rate           21.9      27.3      34.3      56.4      56.6      45.5      33.4      75.8     36.7     131.8*

 *  Annualized

 ** Not annualized


Financial highlights

Scudder Limited Term Tax Free Fund

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                    For the Period
                                                                                     February 15,
                                                                                         1994
                                                                                   (commencement of
                                                      Years Ended October 31,       operations) to
                                                                                      October 31,
                                                        1996            1995             1994
------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   12.01           11.67            12.00

Income from investment operations:

Net investment income                                    .53             .56              .38

Net realized and unrealized gain (loss) on              (.02)            .34             (.33)
   investments

Total from investment operations                         .51             .90              .05

Less distributions from:

Net investment income                                   (.53)           (.56)           (.38)

Net realized gain on investment transactions            (.01)             --             --

Total distributions                                     (.54)           (.56)           (.38)

Net asset value, end of period                         11.98           12.01           11.67

------------------------------------------------------------------------------------------------------

Total Return (%) (a)                                    4.33            7.94             .44**

Ratios and Supplemental Data

Net assets, end of period ($ millions)                   124             122              68


Ratio of operating expenses, net to average daily
   net assets (%)                                        .63             .23             --

Ratio of operating expenses before expense
   reductions, to average daily net assets               .82             .85            1.29*

Ratio of net investment income to average daily
   net assets (%)                                       4.46            4.78           4.84*

Portfolio turnover rate (%)                             37.7            37.5           36.3*

(a)  Total returns would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce

Scudder tax free funds

Five pure no-load(TM) (no sales charges) mutual funds seeking tax-free income through different investment objectives:

   o  Scudder Tax Free Money Fund

   o  Scudder Limited Term Tax Free Fund

   o  Scudder Medium Term Tax Free Fund

   o  Scudder Managed Municipal Bonds

   o  Scudder High Yield Tax Free Fund


Contents


Investment characteristics                            11

Scudder Tax Free Money Fund                           12

Scudder Limited Term Tax Free Fund                    14

Scudder Medium Term Tax Free Fund                     15

Scudder Managed Municipal Bonds                       16

Scudder High Yield Tax Free Fund                      18

Selecting among the Funds                             19

Additional information about policies
   and investments                                    21

Purchases                                             22

Exchanges and redemptions                             23

Distribution and performance information              26

Fund organization                                     27

Summary of important features                         29

Transaction information                               30

Shareholder benefits                                  34


Appendix                                              38


Trustees and Officers                                 40

Investment products and services                      41

How to contact Scudder                                42

Investment characteristics

Scudder Tax Free Money Fund, Scudder Limited Term Tax Free Fund, Scudder Medium Term Tax Free Fund, Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund (the "Funds") are tax-free income funds advised by Scudder, Stevens & Clark, Inc. (the "Adviser"). The five Funds' prospectuses are presented together so you can understand their important differences and decide which Fund or combination of Funds is most suitable for your investment needs.

Tax-free income

The five Funds have different investment objectives and characteristics, yet they all seek to provide income that is, in the opinion of bond counsel, free from regular federal income tax, by investing in municipal securities. Municipal securities include notes and bonds issued by states, cities and towns to raise revenue for various public purposes.

Depending on your tax bracket, your return from these Funds may be substantially higher than the after-tax return you would earn from comparable taxable investments. The chart below shows what an investor would have to earn from a comparable taxable investment to equal the tax-free yield provided by the Funds for the period ended December 31, 1996.

Maturity of investments

A significant difference among these five Scudder tax-free funds is the average maturity of their investments.

Scudder Tax Free Money Fund invests primarily in short-term municipal notes and maintains a dollar-weighted average portfolio maturity of 90 days or less. Scudder Limited Term Tax Free Fund invests primarily in shorter-term, high-grade municipal debt securities and maintains a dollar-weighted average effective maturity of between one and five years. Scudder Medium Term Tax Free Fund invests primarily in high-grade intermediate-term municipal bonds (i.e., average effective maturity of between five and 10 years). Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund each have flexible investment policies regarding maturity, but both normally invest in long-term municipal securities (i.e., more than 10 years). The yield and the potential for price fluctuation are generally greater, the longer the maturity of the municipal security.


              TAX-FREE YIELDS and CORRESPONDING TAXABLE EQUIVALENTS

                                               Tax-Free Yield                           Taxable
                                           for the 30-day period                  Equivalent Yield**
                                           ---------------------                  ------------------
                                                   ended
                                                   -----

                                                                    28% Tax      31% Tax      36% Tax     39.6% Tax
                                             December 31, 1996      Bracket      Bracket      Bracket      Bracket
                                             -----------------      -------      -------      -------      -------

 Scudder Tax Free Money Fund*                      3.30%             4.58%        4.78%        5.16%        5.46%

 Scudder Limited Term Tax Free Fund                3.93%             5.46%        5.70%        6.14%        6.51%

 Scudder Medium Term Tax Free Fund                 4.35%             6.04%        6.30%        6.80%        7.20%

 Scudder Managed Municipal Bonds                   4.73%             6.57%        6.86%        7.39%        7.83%

 Scudder High Yield Tax Free Fund                  5.21%             7.24%        7.55%        8.14%        8.63%

* The tax-free yield for Scudder Tax Free Money Fund is for the seven-day period ended December 31, 1996.

**   Based on federal income tax rates in effect for the 1996 taxable year.

     The yield levels of tax-free and taxable investments  continuously  change.
     Before investing in a Scudder tax-free fund, you may want to compare its yield to the after-tax yield of an investment paying taxable income.

     For up-to-date yield information on these Scudder tax-free funds, shareholders can call SAIL, Scudder Automated Information Line, toll-free, at any time: 1-800-343-2890.

Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund have historically had the highest yields of the five Funds since these Funds usually have the longest average maturities. Scudder Tax Free Money Fund, which seeks to maintain a share price of $1.00 and invests in shorter-term securities, offers the greatest capital protection of these five Funds.

Scudder Limited Term Tax Free Fund, Scudder Medium Term Tax Free Fund, Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund are designed to offer, on average, more income than Scudder Tax Free Money Fund. Scudder Limited Term Tax Free Fund and Scudder Medium Term Tax Free Fund offer greater price stability but lower yield potential than Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund. This price stability reduces the impact of interest rate changes on the Fund's share price, but does not eliminate credit risk.

Other factors in addition to maturity affect the yield and price fluctuation of each Fund, including the absolute level of interest rates, the relationship among short-, medium- and long-term interest rates, the quality of the Fund's investments and the Fund's expenses. The share prices of Scudder Limited Term Tax Free Fund, Scudder Medium Term Tax Free Fund, Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund tend to rise as interest rates decline and decline as interest rates rise.

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that each Fund's objectives will be met.

Scudder Tax Free Money Fund

Investment objectives and policies

Scudder Tax Free Money Fund, a diversified open-end management investment company, seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. All of the Fund's investments are high quality, have a remaining maturity of 397 calendar days or less and have minimal credit risk as determined by the Adviser. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

The Fund seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible. A small portion of the income may be subject to regular federal, alternative minimum, state and local income taxes.

Investments


All of the Fund's municipal securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality rating categories of two or more of the following rating agencies: Moody's Investors Service, Inc. ("Moody's") (Aaa and Aa, MIG 1 and MIG 2, and P1 and P-2), Standard & Poor's ("S&P") (AAA and AA, SP1+ and SP1, A1+ and A1 and A-2) and Fitch Investors Service, Inc. ("Fitch") (AAA and AA, F1 and F2). Where only one rating agency has rated a security (or its issuer), the Fund generally may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.

Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted the Fund intends to comply with such new requirements. The Fund may also invest in when-issued securities, whose market value may involve an unrealized gain or loss prior to settlement. In addition the Fund may invest, to a limited extent, in illiquid or restricted securities.

Municipal securities in which the Fund may invest include municipal notes, short-term municipal bonds, variable rate demand instruments and tax-exempt commercial paper. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and construction loan notes. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise tax or other source. Examples of taxable investments in which the Fund may invest include obligations of corporate issuers, U.S. Treasury obligations, U.S. Government obligations, money market instruments and repurchase agreements.


The Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's 20% limitation on investing in securities whose investment income is subject to the alternative minimum tax ("AMT" bonds) and the Fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry. The Fund's distributions from interest on AMT bonds may be taxable depending upon an investor's particular situation. (For more information please see the Statement of Additional Information.)


It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's assets will normally be invested in short-term municipal securities.

Under normal market conditions the Fund expects to invest 100% of its portfolio securities in municipal securities. The Fund may, on a temporary basis, hold and invest up to 20% of its assets in cash and cash equivalents and in temporary investments of taxable securities with remaining maturities of 397 calendar days or less. For temporary defensive purposes the Fund may invest more than 20% in such investments. In 1996, all of the Fund's dividends were 100% federally tax-exempt. The Fund may also invest in stand-by commitments and other puts, repurchase agreements, reverse repurchase agreements, participation interests and when-issued or forward delivery securities. See "Additional information about policies and investments" for more information about these investment techniques.

Scudder Limited Term Tax Free Fund

Investment objectives and policies

Scudder Limited Term Tax Free Fund, a diversified series of Scudder Tax Free Trust, seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability. In pursuing this goal, the Fund maintains a diversified portfolio of shorter-term, high-grade municipal debt securities with a dollar-weighted average effective maturity of between one and five years. Within this limitation, the Fund may not purchase individual securities with effective maturities greater than 10 years at the time of purchase or issuance, whichever is later. To the extent the Fund invests in higher-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower-grade investments.

The Fund's price and yield can fluctuate daily in response to changing bond market conditions.

Investments

The Fund invests in municipal securities that are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. These securities include municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes.

The Fund may also invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, revenue bonds, industrial development and other private activity bonds.

The Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' supervision, performs credit analysis and manages the Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term.

For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax. However, the Fund has no current intention of investing in municipal securities whose interest income is taxable or AMT bonds.


Normally, the Fund invests at least 65% of its net assets in municipal securities which are rated within the three highest quality rating categories of Moody's (Aaa, Aa and A), S&P or Fitch (AAA, AA and A) or their equivalents, or if unrated, judged by the Adviser to be of comparable quality at the time of purchase. The Fund will not invest in any debt security rated lower than Baa by Moody's, BBB by S&P or Fitch or of equivalent quality as determined by the Adviser. The Fund may, however, invest in a debt security so rated by one rating agency even though the security may be rated lower by one or more of the other agencies.


Securities must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's total assets will normally be invested in municipal securities and, under normal market conditions, the Fund expects to invest 100% of its portfolio securities in municipal securities. However, if defensive considerations or an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 20% of the Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments. The Fund may temporarily invest more than 20% of its assets in taxable securities during periods which, in the Adviser's opinion, require a defensive position. A portion of the Fund's income may be subject to regular federal, state and local income taxes.

The Fund may also invest in third party puts, municipal lease obligations, variable rate demand instruments and when-issued or forward delivery securities, may purchase warrants to purchase debt securities, and may also engage in strategic transactions. See "Additional information about policies and investments" for more information about these investment techniques.

Scudder Medium Term Tax Free Fund

Investment objectives and policies

Scudder Medium Term Tax Free Fund, a diversified series of Scudder Tax Free Trust, seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund is designed for investors seeking a higher level of federally tax-free income than normally provided by tax-free money market or other short-term investments, and more price stability than investments in long-term municipal bonds.

The Fund will invest primarily in high-grade, intermediate-term municipal bonds. The dollar-weighted average effective maturity of the Fund's portfolio will range between five and 10 years. Within this limitation, the Fund may not purchase individual securities with effective maturities greater than 15 years. To the extent the Fund invests in high-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower-grade investments.

Investments

The municipal securities in which the Fund may invest are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. Such municipal securities include municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes.

The Fund may also invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, revenue bonds, prerefunded bonds, industrial development and other private activity bonds. The Fund may also invest in variable rate demand instruments.

The Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's current intention not to invest in municipal securities whose investment income is taxable or AMT bonds. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.


Normally, the Fund invests at least 65% of its net assets in municipal bonds which are rated within the three highest quality rating categories of Moody's (Aaa, Aa and A), S&P or Fitch (AAA, AA and A) or their equivalents, or if unrated, judged by the Adviser to be of comparable quality at the time of purchase. The Fund will not invest in any debt security rated lower than Baa by Moody's, BBB by S&P or Fitch or of equivalent quality as determined by the Adviser. The Fund may, however, invest in a debt security so rated by one rating agency even though the security may be rated lower by one or more of the other agencies.

Securities must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.


At least 80% of the Fund's total assets will normally be invested in municipal bonds and, under normal market conditions, the Fund expects to invest 100% of its portfolio securities in municipal securities. However, if defensive considerations or an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 20% of the Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments. The Fund may temporarily invest more than 20% of its assets in taxable securities during periods which, in the Adviser's opinion, require a defensive position. A portion of the Fund's income may be subject to regular federal, state and local income taxes.

The Fund may also invest in stand-by commitments and other puts, repurchase agreements, reverse repurchase agreements, municipal lease obligations, variable rate demand instruments and when-issued or forward delivery securities, may purchase warrants to purchase debt securities, and may also engage in strategic transactions. See "Additional information about policies and investments" for more information about these investment techniques.

Scudder Managed Municipal Bonds

Investment objectives and policies

Scudder Managed Municipal Bonds, a diversified series of Scudder Municipal Trust, seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

The Fund attempts to take advantage of opportunities in the market caused by such factors as temporary yield disparities among individual issues or classes of securities in an effort to achieve better capital performance than that of an unmanaged portfolio of municipal bonds.

A small portion of its income may be subject to regular federal, alternative minimum, state and local income taxes.

Investments

It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's net assets will normally be invested in municipal bonds. Under normal market conditions, the Fund expects to invest 100% of its portfolio in municipal securities. The Fund has the flexibility to invest in municipal securities with short-, medium- and long-term maturities. During recent years, its portfolio has been invested primarily in long-term municipal bonds.

The municipal securities in which the Fund may invest are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their subdivisions, agencies and instrumentalities. The interest on these securities is exempt from regular federal income tax. These municipal securities include municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. The Fund may also invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued.

Municipal bonds include: general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; revenue bonds; prerefunded bonds; industrial development and pollution control bonds. The Fund may also invest in other municipal securities such as variable rate demand instruments.


The Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's 20% limitation on investing in municipal securities whose investment income is taxable or AMT bonds and the Fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Normally, the Fund invests at least 65% of its net assets in securities rated, or issued by an issuer rated, within the three highest quality rating categories of Moody's (Aaa, Aa and A), S&P or Fitch (AAA, AA and A) or their equivalents, or if unrated, judged by the Adviser, to be of comparable quality at the time of purchase. The Fund may invest up to 10% of its assets in debt securities rated lower than Baa by Moody's, BBB by S&P or Fitch or of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B by Moody's, S&P or Fitch, or their equivalent. Unrated obligations will be purchased only if they are considered to be of a quality comparable to obligations rated as described above and are readily marketable. Securities must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security. If defensive considerations or an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 20% of the Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments. The Fund may invest more than 20% of its assets in taxable securities to meet temporary liquidity requirements.


The Fund may also invest in stand-by commitments and other puts, repurchase agreements, municipal lease obligations, variable rate demand instruments and when-issued or forward delivery securities, may purchase warrants to purchase debt securities, and may also engage in strategic transactions. See "Additional information about policies and investments" for more information about these investment techniques.

Scudder High Yield Tax Free Fund

Investment objectives and policies

Scudder High Yield Tax Free Fund, a diversified series of Scudder Municipal Trust, seeks to provide a high level of income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.


The Fund will invest at least 50% of its assets in municipal bonds rated, at the time of purchase, within the four highest quality rating categories of Moody's (Aaa, Aa, A or Baa), S&P or Fitch (AAA, AA, A or BBB), or their equivalents as determined by the Adviser. The Fund may invest, however, up to 50% of its total assets in bonds rated below Baa by Moody's or below BBB by S&P or Fitch, or unrated securities considered to be of equivalent quality. The Fund may not invest in bonds rated below B by Moody's, S&P or Fitch, or their equivalent. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

During the fiscal year ended December 31, 1996, the average monthly dollar-weighted market value of the bonds in the Fund's portfolio was rated as follows: 14.7% AAA, 7.3% AA, 9.8% BBB, 1.7% Bb and 23.7% not rated. The bonds are rated by Moody's, S&P, or of equivalent quality as determined by the Adviser. A large portion of the Fund's bond holdings may trade at substantial discounts from face value.


High quality bonds, those within the two highest quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. Lower-grade bonds (so-called "junk bonds"), those rated below Baa by Moody's or BBB by S&P or Fitch, involve greater price variability and a higher degree of speculation with respect to the payment of principal and interest. Although some have produced higher yields in the past than the investment-grade bonds in which the Fund primarily invests, lower-grade bonds are considered to be predominantly speculative and, therefore, carry greater risk.

The Fund expects to invest primarily in medium-grade bonds. During periods which, in the Adviser's opinion, require defensive investing, the Fund may temporarily invest up to 100% of its assets in high-quality municipal securities and high-quality short-term tax-exempt or taxable instruments.

Investments

It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's net assets will normally be invested in municipal securities. Under normal market conditions, the Fund expects to invest 100% of its portfolio assets in municipal securities, the interest income from which is, in the opinion of bond counsel, free from regular federal income tax. These municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their subdivisions, agencies and instrumentalities. Such municipal securities include municipal notes, which are generally used to provide short-term capital needs, and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes and construction loan notes.

The Fund may also invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, revenue bonds, prerefunded bonds, industrial development and pollution control bonds. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility or a specific excise tax or other revenue source. The Fund may also invest in other municipal securities such as variable rate demand instruments. The Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's 20% limitation on investing in AMT bonds and the Fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Under normal market conditions, the Fund expects to invest principally in municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in municipal securities with short- and medium-term maturities as well. The Fund may invest more than 20% of its total assets in taxable securities to meet temporary liquidity requirements.

The Fund may also invest in stand-by commitments and other puts, repurchase agreements, municipal lease obligations, variable rate demand instruments and when-issued or forward delivery securities and may also engage in strategic transactions. See "Additional information about policies and investments" for more information about these investment techniques.

The Fund's distributions from interest on certain municipal securities may be subject to the alternative minimum tax depending upon investors' particular situations. However, no more than 20% of the Fund's net assets will normally be invested in municipal securities whose interest income, when distributed to shareholders, is subject to the individual alternative minimum tax. In addition, state and local taxes may apply, depending on your state tax laws.

Selecting among the Funds

The five tax-free Funds discussed in this prospectus have been presented in the order of their place on the risk/return spectrum--from the least-risk Scudder Tax Free Money Fund to Scudder High Yield Tax Free Fund, which has the highest risk but also the highest return potential of the five. Investors should choose the Fund or Funds that best match their own tolerance for risk and requirements for tax-free income.

Scudder Tax Free Money Fund can be appropriate for investors looking for income at today's tax-free money market rates while enjoying stability of principal. For many investors what is most appealing about this Fund is that it seeks to maintain its share price at a constant net asset value of $1.00 per share. And since it pays income that is normally 100% free from regular federal income tax, investors normally retain the value of their initial investment, tax-free earnings on that investment, plus earnings on those earnings, if dividends are reinvested.

Scudder Limited Term Tax Free Fund is designed for investors seeking high tax-free income consistent with a high degree of price stability. While price and yield can fluctuate, the Fund may be appropriate for investors needing a secondary cash reserve, monthly income or a long-term savings vehicle.

Investors may choose this Fund as an alternative to a tax-free money market fund. While a tax-free money fund is managed for total price stability, it generally offers lower and less stable yields than a short-term municipal bond fund. Further, the Fund may appeal to investors concerned about market volatility or the possibility of rising interest rates, who are willing to accept somewhat lower yields than normally provided by a longer-term bond fund in exchange for greater price stability.

Scudder Medium Term Tax Free Fund is designed for individual and institutional investors who are looking for higher after-tax income than comparable taxable investments can provide. The Fund seeks a higher level of income than tax-free money market instruments normally offer, and greater price stability than is generally available from longer-term municipal bonds. Over time, the Fund's share price will fluctuate with changing market conditions. When interest rates rise, the value of the securities held by this Fund will generally decline. A fall in interest rates will usually lead to an increase in the value of those securities. A fund with a maturity longer than Scudder Medium Term Tax Free Fund will tend to have a higher yield but will exhibit greater share price volatility; a fund with a shorter maturity will have a lower yield but offers more price stability.


Scudder Medium Term Tax Free Fund's emphasis on high-grade securities is also expected to limit share credit risk. The Fund's professional managers will attempt to take advantage of market opportunities to achieve a higher total return than would be available from an unmanaged portfolio of intermediate-term municipal bonds.

Scudder Managed Municipal Bonds provides income 100% exempt from regular federal income tax. Investors also benefit from ongoing analysis and professional management by Scudder, Stevens & Clark, Inc.


Again, the Fund's professional managers attempt to take advantage of market opportunities to achieve a higher total return than unmanaged portfolios of municipal bonds. Typically, the Fund expects to have a higher yield than the three tax-free funds described above because its portfolio is usually invested in securities with longer maturities.


With its emphasis on investment-grade bonds, Scudder High Yield Tax Free Fund offers a sensible approach to high tax-free yields. It is designed for investors seeking the opportunity for yields higher than those normally offered by a fund emphasizing investment in only highest-quality bonds, but unwilling to assume the risk often associated with a fund emphasizing investment primarily in non-investment-grade bonds. Depending on your tax bracket, you may earn a substantially higher after-tax return from this Fund than from comparable investments whose income is subject to federal taxes. For example, if you are a high income taxpayer with a top federal income tax rate of 39.6% in 1996, you would need to earn a taxable yield of 8.63% to receive after-tax income equal to the 5.21% tax-free yield provided by Scudder High Yield Tax Free Fund for the 30-day period ended December 31, 1996.


The yield levels of tax-free and taxable investments continually change. Before investing in any of these Funds, you should compare their yields to the after-tax yields you would receive from comparable investments paying taxable income.

The Adviser maintains a large fixed-income research staff, has a long tradition of independent municipal bond credit analysis and has over $14 billion in municipal bond assets under management. In addition, each Fund offers all the benefits of the Scudder Family of Funds including free checkwriting for Scudder Tax Free Money Fund, Scudder Limited Term Tax Free Fund and Scudder Medium Term Tax Free Fund. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Additional information about policies and investments

Investment restrictions

Each of the Funds has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Funds' investment risk.


Each of the Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes. Each of the Funds, with the exception of Scudder Medium Term Tax Free Fund, may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. Scudder Medium Term Tax Free Fund may not make loans except through the purchase of debt securities or through repurchase agreements.


Scudder Limited Term Tax Free Fund may not make loans if the market value of securities loaned exceeds 30% of the value of the Fund's total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' Statement of Additional Information.

When-issued securities

Each of the Funds may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning taxable income for periods as short as overnight, each of the Funds, with the exception of Scudder Limited Term Tax Free Fund, may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price. Income from repurchase agreements will be taxable when distributed to shareholders. See "Risk factors."

Municipal lease obligations

Each of the Funds, with the exception of Scudder Tax Free Money Fund, may invest in municipal lease obligations and participation interests in such obligations. These obligations, which may take the form of a lease, an installment purchase contract or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Funds will not hold such obligations directly, but will purchase a certificate of participation or other participation interest in a municipal obligation from a bank or other financial intermediary. A participation interest gives each Fund a proportionate interest in the underlying obligation.

Stand-by commitments and other puts

To facilitate liquidity, each of the Funds, with the exception of Scudder Limited Term Tax Free Fund, may enter into "stand-by commitments" permitting them to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no cost, and any costs would be, in any event, limited to no more than 0.5% of the value of the assets of each Fund. Any such costs may, however, reduce yield.

Third party puts

Each of the Funds may purchase long-term fixed-rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals (not exceeding 397 calendar days in the case of Scudder Tax Free Money Fund) to tender (or "put") its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust

(Continued on page 24)

Purchases

Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to:        or            by express, registered,
                                                                                         or certified mail to:

                                                The Scudder Funds                        Scudder Shareholder Service
                                                P.O. Box 2291                            Center
                                                Boston, MA                               42 Longwater Drive
                                                02107-2291                               Norwell, MA
                                                                                         02061-1612

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.
                                            Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center
                                            locations are listed under Shareholder benefits.

-----------------------------------------------------------------------------------------------------------------------

Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.



Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter
of payable to "The                          instruction including your account number and the complete
Scudder Funds."                             Fund name, to the appropriate address listed above.

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.

                    o  In Person            Visit one of our Funds Centers to make an additional
                                            investment in your Scudder fund account. Funds Center
                                            locations are listed under Shareholder benefits.

                    o  By Telephone         Please see Transaction information--Purchasing shares--
                                            By AutoBuy for more details.

                    o  By Automatic         You may arrange to make investments on a regular basis
                       Investment Plan      through automatic  deductions from your bank checking
                       ($50 minimum)        account. Please call 1-800-225-5163 for more information and an enrollment form.


Exchanges and redemptions

Exchanging          Minimum investments:     $2,500 to establish a new account;
shares                                       $100 to exchange among existing accounts

                    o By Telephone      To speak with a service representative, call 1-800-225-5163 from
                                        8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                        Information Line, call 1-800-343-2890 (24 hours a day).

                    o By Mail           Print or type your instructions and include:
                      or Fax             -   the name of the Fund and the account number you are exchanging from;
                                         -   your name(s) and address as they appear on your account;
                                         -   the dollar amount or number of shares you wish to exchange;
                                         -   the name of the Fund you are exchanging into;
                                         -   your signature(s) as it appears on your account; and
                                         -   a daytime telephone number.

                                        Send your instructions

                                        by regular mail to:     or    by express, registered,   or  by fax to:
                                                                      or certified mail to:

                                        The Scudder Funds             Scudder Shareholder           1-800-821-6234
                                        P.O. Box 2291                 Service Center
                                        Boston, MA 02107-2291         42 Longwater Drive
                                                                      Norwell, MA 02061-1612

-----------------------------------------------------------------------------------------------------------------------

Redeeming           o By Telephone      To speak with a service representative, call 1-800-225-5163 from
shares                                  8 a.m. to 8 p.m.  eastern time or to access SAIL(TM), Scudder's Automated
                                        Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your  predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                  o By "Write-          You may redeem shares by writing checks against your account
                    A-Check"            balance as often as you like for at least $100, but not more than
                                        $5,000,000.

                  o By Mail             Send your instructions for redemption to the appropriate address or fax
                    or Fax              number above and include:
                                         - the name of the Fund and account number you are redeeming from;
                                         - your name(s) and address as they appear on your account;
                                         - the dollar amount or number of shares you wish to redeem;
                                         - your signature(s) as it appears on your account; and
                                         - a daytime telephone number.

                                        A signature guarantee is required for redemptions over $100,000.

                                        See Transaction information--Redeeming shares.

                  o By Automatic        You may arrange to receive automatic cash payments periodically.
                    Withdrawal Plan     Call 1-800-225-5163 for more information and an enrollment form.


(Continued from page 21)

certificates and may be combined with other features such as interest rate swaps. See "Risk factors."

Variable rate demand instruments

Each of the Funds may also invest in variable rate demand instruments. Variable rate demand instruments are securities with long-stated maturities but demand features that allow the holder to demand 100% of the principal plus interest within one to seven days. The coupon varies daily, weekly or monthly with the market. The price remains at par and this provides a great deal of stability to the portfolio at market yields.

Strategic Transactions and derivatives

Each of the Funds, with the exception of Scudder Tax Free Money Fund, may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of a Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit (except to the extent that 80% of a Fund's net assets are required to be invested in tax-exempt municipal securities, and as limited by its other investment restrictions) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that certain Funds may use from time to time.

Debt securities. Securities rated Baa by Moody's or BBB by S&P or Fitch are neither highly protected nor poorly secured. These securities normally pay higher yields but involve potentially greater price variability than high-quality securities. These securities are regarded as having adequate capacity to repay principal and pay interest, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to do so. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.


Debt securities rated below Baa by Moody's or BBB by S&P or Fitch are considered to be below investment grade. These types of high yield/high risk debt obligations (commonly referred to as "junk bonds") are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with their terms and generally involve a greater risk of default and more volatility in price than securities in higher rating categories. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities, especially in a market characterized by only a small amount of trading. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Third party puts. In connection with third party puts, the financial institution granting the option does not provide credit enhancement, and typically if there is a default on or significant downgrading of the bond or a loss of its tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding a long-term bond and, in the case of Scudder Tax Free Money Fund, the weighted average maturity of the Fund's portfolio would be adversely affected.

Municipal lease obligations. Municipal lease obligations and participation interests in such obligations frequently have risks distinct from those associated with general obligation or revenue bonds. Municipal lease obligations are not secured by the governmental issuer's credit, and if funds are not appropriated for lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Funds. Although "non-appropriation" obligations are secured by the leased property, disposition of that property in the event of foreclosure might prove difficult, time consuming and costly. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear. In evaluating the credit quality of a municipal lease obligation that is unrated, the Adviser will consider a number of factors including the likelihood that the governmental issuer will discontinue appropriating funding for the leased property. For more information please refer to the Funds' Statement of Additional Information.


Illiquid or restricted investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.


Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that a Fund may use and some of their risks are described more fully in the Funds' Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

The Funds' dividends from net investment income are declared daily and distributed monthly. The Funds intend to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made if required. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund.

Distributions of tax-exempt income are not subject to federal income taxes, except for the possible applicability of the alternative minimum tax. However, distributions may be subject to state and local income taxes. A portion of each Fund's income, including income from repurchase agreements, gains from options, and market discount bonds, may be taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

Each Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information

From time to time, quotations of the Funds' performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

The "SEC yield" of Scudder Limited Term Tax Free Fund, Scudder Medium Term Tax Free Fund, Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of a Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. "Total return" is the change in value of an investment in a Fund for a specified period. The "average annual total return" of a Fund is the average annual compound rate of return of an investment in a Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. (If the Fund has not been in operation for at least ten years, the life of the Fund will be used where applicable.) "Cumulative total return" represents the cumulative change in value of an investment in any of the Funds for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Funds. Each Fund's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Fund shareholder. Yields for all five Funds are expressed as annualized percentages. The "effective SEC yield" of Scudder Tax Free Money Fund is expressed similarly but, when annualized, the income earned by an investment in that Fund is assumed to be reinvested and will reflect the effects of compounding. The yield of Scudder Tax Free Money Fund refers to the income generated by an investment in the Fund over a specified seven-day period.

Performance for any of the Funds will vary based upon, among other things, changes in market conditions and the level of the Funds' expenses.


Fund organization


Scudder Tax Free Money Fund, Scudder Tax Free Trust and Scudder Municipal Trust (the "Trusts") are open-end management investment companies registered under the Investment Company Act of 1940 (the "1940 Act"). The Trusts were organized as Massachusetts business trusts in October 1979, December 1982 and September 1976, respectively. Scudder Limited Term Tax Free Fund and Scudder Medium Term Tax Free Fund are diversified series of Scudder Tax Free Trust.
Scudder High Yield Tax Free Fund and Scudder

Managed Municipal Bonds are diversified series of Scudder Municipal Trust.

The activities of the Funds are supervised by their respective Boards of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trusts are not required and have no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

The prospectuses of each of the five Funds are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement or omission regarding another Fund. The Trustees of each Trust have considered this and approved the use of a combined prospectus.

Investment adviser

The Funds retain the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Funds' daily investment and business affairs subject to the policies established by their respective Boards of Trustees. The Trustees have overall responsibility for the management of their respective funds under Massachusetts law.

The management fee for Scudder Limited Term Tax Free Fund is 0.60% of the Fund's average daily net assets on an annual basis.

The management fees for Scudder Tax Free Money Fund, Scudder Medium Term Tax Free Fund, Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund are graduated so that increases in a Fund's net assets may result in a lower fee and decreases in a Fund's net assets may result in a higher fee.

The management fees are payable monthly, provided that each Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


Until December 31, 1997, the Adviser has agreed not to impose all or a portion of its investment management fee and to take other action, to the extent necessary, to maintain the annualized expenses of Scudder Limited Term Tax Free Fund at 0.75% of the Fund's average daily net assets.

Until April 30, 1998, the Adviser has agreed not to impose a portion of its investment management fee and to take other action, to the extent necessary, to maintain the annualized expenses of Scudder Tax Free Money Fund at .65% of the Fund's average daily net assets.

For the year ended December 31, 1996, the Adviser received investment management fees of .45% and .51%, .57% and .64% of the average daily net assets on an annualized basis of Scudder Tax Free Money Fund, Scudder Managed Municipal Bonds, Scudder Medium Term Tax Free Fund and Scudder High Yield Tax Free Fund, respectively.


For the fiscal year ended October 31, 1996, the Adviser received an investment management fee of 0.41% of the average daily net assets on an annualized basis from Scudder Limited Term Tax Free Fund.

All of a Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc. is located at
Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

(Continued on page 30)

Summary of important features

                        Scudder             Scudder            Scudder             Scudder             Scudder
                    Tax Free Money       Limited Term        Medium Term           Managed           High Yield
                        Fund             Tax Free Fund      Tax Free Fund      Municipal Bonds      Tax Free Fund

 Investment       o  money market     o  higher and       o  higher tax-free o  income exempt    o  high tax-free
 characteristics     fund income         more stable         income than        from regular        income
                     exempt from         level of            generally          federal income
                     regular federal     federally           available from     tax
                     income tax          tax-free            tax-free
                                         income than          money market
                                         normally            funds
                                         provided by
                                         tax-free
                                         money market
                                         investments

                  o  stability of     o  more price       o  more price      o  net asset value  o  potentially
                     principal           stability than      stability than     fluctuates with     greater price
                                         investments         investments        level of interest   variability
                                         in long-term        in long-term       rates
                                         municipal           municipal
                                         bonds               bonds

 Investments      o  short-term       o  shorter-term     o  intermediate-   o  primarily        o  primarily
                     municipal           municipal           term               long-term           long-term
                     securities          securities          municipal          municipal           municipal
                                                             securities         securities          securities

                  o  dollar-weighted  o  dollar-weighted  o  dollar-weighted
                     average             average             average
                     maturity of 90      effective           effective
                     days or less        maturity of         maturity of
                                         between one         between five
                                         and five years      and ten years


 Quality          o  100% of          o  normally at      o  normally at     o  at least 65% of  o  at least 50% of
                     investments         least 65% of        least 65% of       investments         investments
                     rated within        investments         investments        rated within        rated within top
                     top two quality     rated within        rated within       top three           four quality
                     rating              top three           top three          quality rating      rating
                     categories, or      quality rating      quality rating     categories, or      categories, or
                     judged to be of     categories, or      categories, or     equivalent          equivalent
                     comparable          equivalent          equivalent
                     quality



 Dividends           Dividends for all five funds are declared daily and paid monthly. Shareholders may choose to reinvest their dividends or receive them in cash.



(Continued from page 28)

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Funds' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the custodian for the Funds.


Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone, or by "Write-A-Check" in the case of Scudder Tax Free Money Fund, Scudder Limited Term Tax Free Fund and Scudder Medium Term Tax Free Fund, prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,

--   the account number of the fund, and

--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.


To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.


If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for most retirement plan accounts. However, "AutoBuy" transactions are available for Scudder IRA accounts.


By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. Certain financial institutions may call Scudder before the close of regular trading on the Exchange, normally 4 p.m. eastern time, and purchase shares at that day's price. Such purchased shares will begin to earn dividends on the day on which the payment is received by the Fund. If payment by check or wire is not received from the financial institution within three business days, the order is subject to cancellation and the financial institution will be responsible for any loss to the Fund resulting from this cancellation. Please call 1-800-854-8525 for more information.

Redeeming shares

The Funds allow you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By "Write-A-Check." You may redeem shares of Scudder Tax Free Money Fund, Scudder Limited Term Tax Free Fund and Scudder Medium Term Tax Free Fund by writing checks against your account balance for at least $100. Your Fund investments will continue to earn dividends until your check is presented to the Fund for payment. Checks will be returned by the Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check, because the exact balance at the time the check clears will not be known when the check is written.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. For each of the Funds, Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange on each day the Exchange is open for trading. For Scudder Tax Free Money Fund, Scudder Fund Accounting Corporation also determines net asset value per share as of noon, eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated for purchases and redemptions by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding. In calculating the net asset value per share, each Fund uses the current market value of the securities, except that Scudder Tax Free Money Fund uses the amortized cost value.

Processing time

For Scudder Limited Term Tax Free Fund, Scudder Medium Term Tax Free Fund, Scudder Managed Municipal Bonds and Scudder High

Yield Tax Free Fund all purchase and redemption requests must be received in good order by the Funds' transfer agent. Requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day. Purchases made by federal funds wire before noon eastern time will begin earning income that day; all other purchases received before the close of regular trading on the Exchange will begin earning income the next business day. Redeemed shares will earn income on the day on which the redemption request is executed.

If you wish to make a purchase of $500,000 or more you should notify the Funds' transfer agent of such a purchase by calling 1-800-225-5163.

For Scudder Tax Free Money Fund, purchases made by wire and received by the Fund's transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent between noon and the close of regular trading on the Exchange are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

The Trusts will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).


Purchase restrictions


Purchases and sales should be made for long-term investment purposes only. The Funds and Scudder Investor Services, Inc. each reserve the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Funds' share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes (although no gain or loss will be realized in the case of a redemption or exchange of shares of Scudder Tax Free Money Fund if it maintains a constant net asset value per share).

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires these Funds to withhold 31% of taxable dividends, capital gains distributions and, except in the case of Scudder Tax Free Money Fund, redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Funds reserve the right to reject new account applications without a certified Social Security or tax identification number. The Funds also reserve the right, following 30 days' notice to shareholders, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances


Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees of each Trust. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.


Shareholders who maintain a non-fiduciary account balance of less than $2,500 in a Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Each Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other information" in the Funds' Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Each of the Funds is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Donald C. Carleton is Lead Portfolio Manager for Scudder Medium Term Tax Free Fund and Scudder Managed Municipal Bonds and also serves as Portfolio Manager for Scudder Tax Free Money Fund, Scudder High Yield Tax Free Fund and Scudder Limited Term Tax Free Fund. Mr. Carleton has been a portfolio manager at Scudder since he joined the firm in 1983.

M. Ashton Patton, Lead Portfolio Manager for Scudder Limited Term Tax Free Fund, has overseen the Fund's investment strategy and daily operations since the Fund was introduced in 1994. Ms. Patton, who joined Scudder in 1986 and has been a portfolio manager since 1990, is also a Portfolio Manager for the Scudder Medium Term Tax Free Fund.

Philip Condon, Lead Portfolio Manager for Scudder High Yield Tax Free Fund, has had responsibility for the Fund's daily operation since its inception in 1987. Mr. Condon joined Scudder in 1983 and also serves as Portfolio Manager for Scudder Managed Municipal Bonds.

K. Sue Cote, Lead Portfolio Manager for Scudder Tax Free Money Fund, joined Scudder in 1983 as a research assistant and assumed responsibility for the Fund's investment strategy and operations in 1986.


Rebecca L. Wilson joined the team of Scudder Tax Free Money Fund as a Portfolio Manager in 1997. Ms Wilson contributes over 10 years of experience in municipal investing and research.


SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call

1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

     o    Scudder No-Fee IRA

     o    Keogh Plans

     o    401(k) Plans

     o    Profit Sharing and Money Purchase Pension Plans

     o    403(b) Plans

     o    SEP-IRA

     o    Scudder Horizon Plan (a variable annuity)

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.


Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Appendix

The six highest ratings of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. Together with securities rated A and Baa, they comprise investment grade securities. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade. Moody's judges municipal bonds rated Ba to have speculative elements, with very moderate protection of interest and principal payments and thereby not well safeguarded under any future conditions. Municipal bonds rated B by Moody's generally lack characteristics of desirable investments. Long-term assurance of the contract terms of B-rated municipal bonds, such as interest and principal payments, may be small. Securities rated Ba or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2 are of high quality, with margins of protection ample although not as large as in the preceding group.

The six highest ratings of S&P for municipal bonds are AAA (Prime), AA (High grade), A (Good grade), BBB (Investment grade), BB (Below investment grade) and
B. Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and to repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade. Debt rated BB by S&P faces major ongoing uncertainties or exposure to adverse conditions which could lead to inadequate capacity to meet timely interest and principal payments. Municipal bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Securities rated BB or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

S&P's top ratings for municipal notes are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An SP-2 designation indicates a satisfactory capacity to pay principal and interest.

The six highest ratings of Fitch for municipal bonds are AAA, AA, A, BBB, BB and
B. Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Securities rated BB or below by Fitch are considered below investment grade. Fitch considers bonds rated BB to be speculative because the issuer's ability to pay interest and repay principal may be affected over time by adverse economic changes, although financial alternatives can be identified to assist the issuer in meeting its obligations. While bonds rated B are currently meeting debt service requirements, they are considered highly speculative in light of the issuer's limited margin of safety. Securities rated BB or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Trustees and Officers

David S. Lee*
    President and Trustee

Daniel Pierce*
    Vice President and Trustee (1)

Henry P. Becton, Jr.
    Trustee (1); President and General Manager,
    WGBH Educational Foundation

E. Michael Brown*
    Trustee (2)

Dawn-Marie Driscoll
    Trustee; Attorney and Corporate Director

Peter B. Freeman
    Trustee; Corporate Director and Trustee

Dudley H. Ladd*
    Trustee (1)

George M. Lovejoy, Jr.
    Trustee (1,2); President,
    Fifty Associates

Wesley W. Marple, Jr.
    Trustee (1,3); Professor of Business
    Administration, Northeastern University
    College of Business Administration

Kathryn L. Quirk*
    Vice President (2,3); Trustee

Jean C. Tempel
    Trustee (2,3); General Partner,
    TL Ventures

Donald C. Carleton*
    Vice President

Philip G. Condon*
    Vice President (1)

K. Sue Cote*
    Vice President (2)

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

M. Ashton Patton*
    Vice President (3)

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

     (1)  Scudder Municipal Trust

     (2)  Scudder Tax Free Money Fund

     (3)  Scudder Tax Free Trust

     All funds unless otherwise indicated.

*    Scudder, Stevens & Clark, Inc.

Investment products and services
The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund*
  Scudder Massachusetts Limited
    Term Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan *+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------

  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

How to contact Scudder

Account Service and Information:

          For existing account service and transactions

               Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you


               Scudder Electronic Account Services -- http://funds.scudder.com


          For personalized information about your Scudder accounts, exchanges and redemptions

               Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

               Scudder Investor Relations -- 1-800-225-2470
                                                  Investor.Relations@scudder.com

               Scudder'sWorld Wide Web Site -- http://funds.scudder.com


          For establishing 401(k) and 403(b) plans

               Scudder Defined Contribution Services -- 1-800-323-6105


Scudder Brokerage Services:

          To receive information about this discount brokerage service and to obtain an application

               Scudder Brokerage Services* -- 1-800-700-0820


Personal Counsel(SM) -- A Managed Fund Portfolio Program:

          To receive information about this mutual fund portfolio guidance and management program

          Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

               The Scudder Funds
               P.O. Box 2291
               Boston, Massachusetts
               02107-2291

Or Stop by a Scudder Funds Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:


               Boca Raton       Chicago           San Francisco
               Boston           New York


Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

                           SCUDDER TAX FREE MONEY FUND

         (A Pure No-Load(TM) Diversified Investment Company Specializing in the Management of a Portfolio of High-Quality, Short-Term Securities
            Exempt from Federal Income Taxes Which Seeks to Maintain
                 a Constant Net Asset Value of $1.00 Per Share)

                                       and

                       SCUDDER LIMITED TERM TAX FREE FUND


(A Series of a Pure No-Load(TM)(No Sales Charges) Diversified Investment Company
             Which Seeks to Provide as High a Level of Income Exempt
                From Regular Federal Income Tax as is Consistent
                   With a High Degree of Principal Stability)


                                       and

                        SCUDDER MEDIUM TERM TAX FREE FUND


   (A Series of a Pure No-Load(TM) Diversified Investment Company Specializing
            in the Management of a Portfolio Primarily of High-Grade,
                  Intermediate-Term Municipal Securities Exempt
                 From Federal Income Taxes, with an Emphasis on
                         Limited Principal Fluctuation)


                                       and

                         SCUDDER MANAGED MUNICIPAL BONDS

         (A Series of a Pure No-Load(TM) Diversified Investment Company
                Specializing in the Management of a Portfolio of
                         Primarily High-Grade, Long-Term
                              Municipal Securities)

                                       and

                        SCUDDER HIGH YIELD TAX FREE FUND

         (A Series of a Pure No-Load(TM) Diversified Investment Company
               Specializing in the Management of a Municipal Bond
                       Portfolio of Primarily Investment-
                           Grade Municipal Securities)

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1997

--------------------------------------------------------------------------------

         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus of Scudder Tax Free Money Fund, Scudder Limited Term Tax Free Fund, Scudder Medium Term Tax Free Fund, Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund, dated May 1, 1997, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                                                                   Page
THE FUNDS AND THEIR OBJECTIVES........................................................................................1
         General Investment Objectives and Policies of Scudder Tax Free Money Fund....................................1
         General Investment Objective and Policies of Scudder Limited Term Tax Free Fund..............................3
         General Investment Objectives and Policies of Scudder Medium Term Tax Free Fund..............................5
         General Investment Objective and Policies of Scudder Managed Municipal Bonds.................................6
         General Investment Objective and Policies of Scudder High Yield Tax Free Fund................................8
         Risk Factors................................................................................................10
         Investments and Investment Techniques Common to the Funds...................................................11
         Trustees' Power to Change Objectives and Policies...........................................................23
         Investment Restrictions.....................................................................................23

PURCHASES............................................................................................................31
         Additional Information About Opening an Account.............................................................31
         Checks......................................................................................................32
         Wire Transfer of Federal Funds..............................................................................32
         Additional Information About Making Subsequent Investments by AutoBuy.......................................32
         Share Price.................................................................................................33
         Share Certificates..........................................................................................33
         Other Information...........................................................................................33

EXCHANGES AND REDEMPTIONS............................................................................................33
         Exchanges...................................................................................................33
         Redemption by Telephone.....................................................................................34
         Redemption By AutoSell......................................................................................35
         Redemption by Mail or Fax...................................................................................35
         Redemption by Write-A-Check.................................................................................36
         Other Information...........................................................................................36

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................37
         The Pure No-Load(TM) Concept................................................................................37
         Internet access.............................................................................................38
         Dividend and Capital Gain Distribution Options..............................................................39
         Scudder Funds Centers.......................................................................................39
         Reports to Shareholders.....................................................................................39
         Diversification.............................................................................................39
         Transaction Summaries.......................................................................................39

THE SCUDDER FAMILY OF FUNDS..........................................................................................39

SPECIAL PLAN ACCOUNTS................................................................................................43
         Automatic Withdrawal Plan...................................................................................44
         Cash Management System - Group Sub-Accounting Plan for
              Trust Accounts, Nominees and Corporations..............................................................44
         Automatic Investment Plan...................................................................................44
         Uniform Transfers/Gifts to Minors Act.......................................................................44

DIVIDENDS............................................................................................................45
         Scudder Tax Free Money Fund.................................................................................45
         Scudder Limited Term Tax Free Fund, Scudder Medium Term Tax Free Fund,
              Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund...................................46

                                        i

                                                                                                                   Page

PERFORMANCE INFORMATION..............................................................................................46
         Scudder Tax Free Money Fund.................................................................................46
         Scudder Limited Term Tax Free Fund, Scudder Medium Term Tax Free Fund,
              Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund...................................47
         Tax-Exempt Income vs. Taxable Income........................................................................50
         Comparison of Fund Performance..............................................................................51

ORGANIZATION OF THE FUNDS............................................................................................55

INVESTMENT ADVISER...................................................................................................56
         Personal Investments by Employees of the Adviser............................................................59

TRUSTEES AND OFFICERS................................................................................................60

REMUNERATION.........................................................................................................62
         Responsibilities of the Board--Board and Committee Meetings.................................................62
         Compensation of Officers and Trustees.......................................................................63

DISTRIBUTOR..........................................................................................................64

TAXES................................................................................................................65

PORTFOLIO TRANSACTIONS...............................................................................................68
         Brokerage...................................................................................................68
         Portfolio Turnover..........................................................................................69

NET ASSET VALUE......................................................................................................69
         Scudder Tax Free Money Fund.................................................................................69
         Scudder Limited Term Tax Free Fund, Scudder Medium Term Tax Free Fund,
              Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund...................................70

ADDITIONAL INFORMATION...............................................................................................71
         Experts.....................................................................................................71
         Shareholder Indemnification.................................................................................71
         Ratings of Municipal Obligations............................................................................71
         Commercial Paper Ratings....................................................................................72
         Glossary....................................................................................................73

FINANCIAL STATEMENTS.................................................................................................75
         Scudder Tax Free Money Fund.................................................................................75
         Scudder Limited Term Tax Free Fund..........................................................................76
         Scudder Medium Term Tax Free Fund...........................................................................76
         Scudder Managed Municipal Bonds.............................................................................76
         Scudder High Yield Tax Free Fund............................................................................76

                         THE FUNDS AND THEIR OBJECTIVES

                      (See "Scudder Tax Free Money Fund --
             Investment objectives and policies" and "Investments,"
                     "Scudder Limited Term Tax Free Fund --
             Investment objectives and policies," and "Investments"
                      "Scudder Medium Term Tax Free Fund --
             Investment objectives and policies," and "Investments,"
                       "Scudder Managed Municipal Bonds --
             Investment objectives and policies" and "Investments,"
                      "Scudder High Yield Tax Free Fund --
             Investment objectives and policies" and "Investments,"
                           and "Additional information
                         about policies and investments"
                           in the Funds' prospectus.)

         Scudder Tax Free Money Fund sometimes is referred to herein as "STFMF." Scudder Tax Free Trust, the Massachusetts business trust of which Scudder Limited Term Tax Free Fund and Scudder Medium Term Tax Free Fund are series, is referred to herein as "STFT." Scudder Limited Term Tax Free Fund, a series of STFT, sometimes is referred to herein as "SLTTFF." Scudder Medium Term Tax Free Fund, a series of STFT, sometimes is referred to herein as "SMTTFF." Scudder Municipal Trust, the Massachusetts business trust of which Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund are series, is referred to herein as "SMT." Scudder Managed Municipal Bonds, a series of SMT, sometimes is referred to herein as "SMMB." Scudder High Yield Tax Free Fund, a series of SMT, is sometimes referred to herein as "SHYTFF." STFMF, SLTTFF, SMTTFF, SMMB and SHYTFF sometimes are referred to individually as a "Fund" and jointly as "the Funds."

General Investment Objectives and Policies of Scudder Tax Free Money Fund

         Scudder Tax Free Money Fund is a pure no-load(TM) open-end diversified investment company. The investment objectives of STFMF are to provide to its shareholders income exempt from regular federal income tax while seeking stability of principal. STFMF pursues these objectives through the professional management of a high quality portfolio consisting primarily of municipal securities (as defined below under "Investments and Investment Techniques Common to the Funds--Municipal Securities") having remaining maturities of 397 days or less with a dollar-weighted average portfolio maturity of 90 days or less. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible. Unless otherwise specified, the investment objectives and policies of STFMF can be changed by the Trustees without a vote of a majority of the Fund's outstanding voting securities. There can be no assurance that STFMF's objectives will be achieved or that income to shareholders which is exempt from federal income tax will be exempt from state and local taxes. No more than 20% of STFMF's net assets will normally be invested in municipal securities whose interest income is subject to the individual alternative minimum tax.


STFMF's Investments. All of STFMF's assets will consist of municipal securities, temporary investments in taxable securities as described below, and cash. STFMF will invest in municipal securities which are rated at the time of purchase by Moody's Investors Service, Inc. ("Moody's") within its two highest ratings for municipal obligations--Aaa and Aa, or within Moody's short-term municipal obligations top ratings of MIG 1 and MIG 2 and P1 and P2, are rated at the time of purchase by Standard & Poor's ("S&P") within S&P's two highest ratings for municipal obligations--AAA/AA or within S&P's short term municipal ratings of SP-1+ and SP-1 and A1+, A1 and A2 --or are rated at the time of purchase by Fitch Investors Service, Inc. ("Fitch") within Fitch's two highest ratings for municipal obligations-AAA and AA or within Fitch's highest short term rating of F-1 and F-2, all in such proportions as management will determine. The Fund also may invest in securities rated within the two highest ratings by only one of those rating agencies if no other rating agency has rated the security. In some cases, short-term municipal obligations are rated using the same categories as are used for corporate obligations. For a description of ratings for municipal and corporate obligations, see "ADDITIONAL INFORMATION--Ratings of Municipal and Corporate Bonds, Commercial Paper Ratings." In addition, unrated municipal securities will be considered as being within the foregoing quality ratings if the issuer, or other equal or junior municipal securities of the same issuer, has a rating within the foregoing ratings of Moody's, S&P or Fitch. STFMF may also invest in municipal securities which are unrated if, in the opinion of Scudder, Stevens & Clark, Inc. (the "Adviser"), such securities possess creditworthiness comparable to those rated securities in which STFMF may invest.

         Subsequent to its purchase by STFMF, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum required for purchase by STFMF. The Adviser will dispose of any such security unless the Board of Trustees of the Fund determines that such disposal would not be in the best interests of the Fund. To the extent that the ratings accorded by Moody's, S&P or Fitch for municipal securities may change as a result of changes in these rating systems, STFMF will attempt to use comparable ratings as standards for its investment in municipal securities in accordance with the investment policies contained herein.

         From time to time on a temporary basis or for defensive purposes, STFMF may, subject to its investment restrictions, hold cash and invest temporarily in taxable investments which mature in one year or less at the time of purchase, consisting of (1) other obligations issued by or on behalf of municipal or corporate issuers; (2) U.S. Treasury notes, bills and bonds; (3) obligations of agencies and instrumentalities of the U.S. Government; (4) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances; and (5) repurchase agreements (agreements under which the seller agrees at the time of sale to repurchase the security at an agreed time and price) with respect to any of the obligations which the Fund is permitted to purchase. STFMF will not invest in instruments issued by banks or savings and loan associations unless at the time of investment such issuers have total assets in excess of $1 billion (as of the date of their most recently published annual financial statements). Commercial paper investments will be limited to commercial paper rated A1+, A1 and A2 by S&P, Prime 1 by Moody's or F-1 and F-2 by Fitch. STFMF may hold cash or invest temporarily in taxable investments due, for example, to market conditions or pending investment of proceeds of subscriptions for shares of STFMF or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, STFMF expects to invest such proceeds in municipal securities as soon as practicable. Interest income from temporary investments may be taxable to shareholders as ordinary income.

         STFMF may acquire other types of securities, such as common and preferred stocks and corporate bonds, in connection with the merger or consolidation with, or acquisition of the assets of, another investment company or personal holding company. In no case will STFMF acquire them if more than 20% of the Fund's total assets would consist of such securities, cash and temporary taxable investments. STFMF would issue its shares at net asset value in connection with such a merger, consolidation or acquisition.

Maintenance of Constant Net Asset Value. Pursuant to a Rule of the Securities and Exchange Commission (the "SEC") STFMF uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Fund's per share net asset value at $1.00. The amortized cost method, which is used to value all of STFMF's portfolio securities, involves initially valuing a security at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         Consistent with the provisions of the Rule, STFMF maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of 397 days or less, and invests only in securities determined by or under the direction of the Trustees to be of high quality with minimal credit risks.

         The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, STFMF's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of STFMF's portfolio by the Trustees, at such intervals as they deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents (the determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review may be obtained from an independent pricing service approved by the Trustees.

         The extent of deviation between STFMF's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or in other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the

Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro-rata basis, and (2) to offset each shareholder's pro-rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. STFMF may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on STFMF's shares.

Special Considerations. Yields on municipal securities depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. Municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their Municipal securities may be materially affected. Shares of STFMF are not insured by any agency of the U.S. Government. The Fund also practices other investment strategies that may involve additional risk. (See "Investments and Investment Techniques Common to the Funds.")

General Investment Objective and Policies of Scudder Limited Term Tax Free Fund

         Scudder Limited Term Tax Free Fund, a series of Scudder Tax Free Trust, is a pure no-load(TM), open-end diversified mutual fund designed for investors seeking a higher level of federally tax-free income than normally provided by tax-free money market investments; and more price stability than investments in long-term municipal bonds.

         The Fund's investment objective is to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability. In pursuing this goal, the Fund maintains a diversified portfolio of shorter-term high-grade municipal debt securities with a dollar-weighted average effective maturity of between one and five years. Within this limitation, the Fund may not purchase individual securities with effective maturities greater than 10 years at the time of purchase or issuance, whichever is later. To the extent the Fund invests in higher-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower-grade investments. Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a shareholder vote. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

         In computing the dollar-weighted average effective maturity of its portfolio, the Fund will have to estimate the effective maturity of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations. In some cases the Adviser will determine the effective maturity of debt securities. For purposes of the Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as puts or demand features) or a variable rate of interest which, in the judgment of the Adviser, will result in the instrument being valued in the market as though it has the earlier maturity.

SLTTFF's Investments. The Fund may invest in municipal securities that are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel, is exempt from regular federal income tax. Such municipal securities include municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes.

         The Fund may also invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, revenue bonds, pre-refunded bonds, industrial development and other private activity bonds. The Fund may not invest more than 25% of its assets in pollution control and industrial revenue bonds or taxable investments of private sector companies in the same industry. The Fund may also invest in variable rate demand instruments. Variable rate demand instruments are securities with long stated maturities but demand features that allow the holder to demand 100% of the principal plus interest within one to seven days. The coupon varies daily, weekly or monthly with the market. The price remains at par and this provides stability to the portfolio at market yields.

         For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax ("AMT"). However, the Fund has no current intention of investing in municipal securities whose interest income is taxable or AMT bonds.


         Normally, the Fund invests at least 65% of its net assets in municipal securities which are rated within the three highest quality rating categories of Moody's (Aaa, Aa and A), S&P or Fitch (AAA, AA and A) or their equivalents, or if unrated, judged by the Fund's Adviser, Scudder, Stevens & Clark, Inc. ("Scudder"), to be of comparable quality at the time of purchase. The Fund will not invest in any debt security rated lower than Baa by Moody's, BBB by S&P or Fitch or of equivalent quality as determined by the Adviser. The Fund may, however, invest in a debt security so rated by one rating agency even though the security may be rated lower by one or more of the other agencies. (See "ADDITIONAL INFORMATION -- Ratings of Municipal Obligations").


         At least 80% of the Fund's total assets will normally be invested in municipal bonds and, under normal market conditions, the Fund expects to invest 100% of its portfolio securities in municipal securities. However, if defensive considerations or an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 20% of the Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments. The Fund may temporarily invest more than 20% of its assets in taxable securities during periods which, in the Adviser's opinion, require a defensive position. A portion of the Fund's income may be subject to regular federal, state and local income taxes.

         The Fund may also invest in third-party puts, and when-issued or forward delivery securities, and may purchase warrants to purchase debt securities, and may also utilize various other strategic transactions.

Management Strategies. In pursuit of its investment objective, the Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield, and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' supervision, performs credit analysis and manages the Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term. The primary strategies employed in the management of the Fund's portfolio are:

Emphasis on Credit Analysis. The Fund's portfolio is invested in municipal obligations rated within, or judged by the Fund's Adviser to be of a quality comparable to, the four highest rating categories of Moody's, S&P or Fitch, or in U.S. Government obligations. The ratings assigned by Moody's, S&P or Fitch represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and are not absolute standards of quality. Furthermore, even within this segment of the municipal obligation market, relative credit standing and market perceptions thereof may shift.

         The Adviser has over many years developed an experienced staff to assign its own quality ratings which are considered in making value judgments and in arriving at purchase or sale decisions. Through the discipline of this procedure the Adviser attempts to discern variations in credit ratings of the published services and to anticipate changes in credit ratings.

Variations of Maturity. In an attempt to capitalize on the differences in total return from municipal obligations of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Adviser's expectations of changes therein. To the extent that the Fund invests in short-term maturities, capital volatility will generally be reduced.

Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of municipal obligations of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These disparities in yield relationships may afford opportunities to implement a flexible policy of trading the Fund's holdings in order to invest in more attractive market sectors or specific issues.

Market Trading Opportunities. In pursuit of the above the Fund may engage in short-term trading (selling securities held for brief periods of time, usually less than three months) if the Adviser believes that such transactions, net of costs, would further the attainment of the Fund's objective. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that the Fund will be able to take advantage of them. The Fund intends to limit its voluntary short-term trading to the extent such limitation is necessary for it to qualify as a "regulated investment company" under the Internal Revenue Code.


Income Level and Credit Risk. Because the Fund holds high grade municipal securities, the income earned on shares of the Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. Although the Fund's quality standards are designed to reduce the credit risk of investing in the Fund, that risk cannot be entirely eliminated.


General Investment Objectives and Policies of Scudder Medium Term Tax Free Fund

         Scudder Medium Term Tax Free Fund, a series of Scudder Tax Free Trust, is a pure no-load(TM), open-end diversified mutual fund designed for investors seeking a higher level of federally tax-free income than normally provided by tax-free money market investments or other short-term investments, and more price stability than investments in long-term municipal bonds.

         The Fund's objectives are to provide a high level of income free from regular federal income tax and to limit principal fluctuation. The Fund will invest primarily in high-grade intermediate-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio will range between five and ten years. Within this limitation, the Fund may purchase individual securities with effective maturities no greater than fifteen years.
There can be no assurance that the Fund's objectives will be met.

         In computing the dollar-weighted average effective maturity of its portfolio, the Fund will have to estimate the effective maturity of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations. In some cases the Adviser will determine the effective maturity of debt securities. For purposes of the Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as puts or demand features) or a variable rate of interest which, in the judgment of the Adviser, will result in the instrument being valued in the market as though it has the earlier maturity.

Investment Considerations. The municipal securities in which the Fund invests are debt obligations issued by or on behalf of the District of Columbia, states, territories, and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax. Such municipal securities include municipal notes, which are generally used to provide short-term capital needs, and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. The Fund may also invest in municipal bonds which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, revenue bonds, prerefunded bonds, industrial development and other private activity bonds.

         Municipal securities purchased may include the foregoing as well as variable rate demand instruments. Variable rate demand instruments are securities with long stated maturities but demand features that allow the holder to demand 100% of the principal plus interest within 1 to 7 days. The coupon varies daily, weekly or monthly with the market and the price remains at par;

this provides a great deal of stability to the Fund at market yields. The value of the underlying variable rate demand instrument may change with changes in interest rates.


         Normally, the Fund invests at least 65% of its net assets in municipal securities which are rated within the three highest quality rating categories of Moody's (Aaa, Aa and A), S&P or Fitch (AAA, AA and A) or their equivalents, or if unrated, judged by the Adviser to be of comparable quality at the time of purchase. The Fund will not invest in any debt security rated lower than Baa by Moody's, BBB by S&P or Fitch or of equivalent quality as determined by the Adviser. The Fund may, however, invest in a debt security so rated by one rating agency even though the security may be rated lower by one or more of the other agencies. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.


         Under normal market  conditions  the Fund expects to invest 100% of its portfolio securities in municipal securities. However, if defensive considerations or an unusual disparity between after-tax income on taxable and municipal securities make it advisable, up to 20% of the Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and taxable money market instruments. The Fund may temporarily invest more than 20% of its assets in taxable securities during periods which, in the Adviser's opinion, require a defensive position.


Management Strategies and Portfolio Turnover. SMTTFF may engage in short-term trading (selling securities held for brief periods of time, usually less than 3 months) if the Advisor believes that such transactions, net costs including taxes, if any, would improve the overall return of its portfolio. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that SMTTFF will be able to take advantage of them. SMTTFF will limit its voluntary short-term trading to the extent such limitation is necessary for it to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). (See "TAXES.")


         It is anticipated that the portfolio turnover rate will vary considerably from period to period depending on market developments, but will not be expected to exceed 100 percent. Higher levels of portfolio activity result in high transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders.

Special Considerations. Because SMTTFF holds high quality municipal securities, the income earned on shares of the Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. Although SMTTFF quality standards are designed to minimize the credit risk of investing in the Fund, that risk cannot be entirely eliminated. The Fund also practices other investment strategies that may involve additional risk. (See "Investments and Investment Techniques Common to the Funds.")

General Investment Objective and Policies of Scudder Managed Municipal Bonds

         Scudder Managed Municipal Bonds, a series of SMT, is a pure no-load(TM) open-end diversified management investment company (or mutual fund). The investment objective of SMMB is to provide to investors income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities (as defined below under "Investments and Investment Techniques Common to the Funds--Municipal Securities"). In contrast to simply holding a fixed portfolio of municipal securities, SMMB will attempt to take advantage of opportunities in the market to achieve a higher total return, i.e., the combination of income and capital performance over the long term. There can be no assurance that the objective of SMMB will be achieved or that income to shareholders which is exempt from federal income tax will be exempt from state or local taxes. In addition, the market prices of municipal securities, like those of taxable debt securities, vary inversely with interest rate changes. Thus, the net asset value per share can be expected to fluctuate and shareholders may receive more or less than the purchase price for shares they redeem.

         It is a fundamental policy which may not be changed without the approval of a majority of the outstanding voting securities of SMMB (as defined under "Investment Restrictions") that at least 80% of SMMB's net assets will be invested in municipal bonds except as stated in the last sentence of this paragraph. Subject to this policy and as a matter of nonfundamental policy, the Fund normally invests at least 65% of its net assets in securities rated, or issued by an issuer rated, within the three highest quality rating categories of Moody's (Aaa, Aa and A), S&P or Fitch (AAA, AA and A) or their equivalents, or if unrated, judged by the Adviser to be of comparable quality at the time of purchase. The Fund may invest up to 10% of its assets in debt securities rated lower than Baa by Moody's, BBB by S&P or Fitch or of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B by Moody's, S&P or Fitch, or their equivalent. The Fund may also invest up to 20% of its assets in securities subject to the alternative minimum tax ("AMT bonds"). When, in the opinion of management, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable municipal securities make it advisable to do so, up to 20% of SMMB's net assets may be held in cash, or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances; and (4) repurchase agreements (agreements under which the seller agrees at the time of sale to repurchase the security at an agreed time and price) with respect to any of the obligations which the Fund is permitted to purchase. Notwithstanding the foregoing, for temporary defensive purposes, SMMB may invest more than 20% of its net assets in securities the interest income from which may be subject to federal income tax to meet temporary liquidity requirements.


Management Strategies and Portfolio Turnover. In pursuit of its investment objective, SMMB purchases municipal securities that it believes are attractive and competitive values in terms of quality and yield. However, recognizing the dynamics of municipal bond prices in response to changes in general economic and political conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various bond issues, the Adviser, subject to the Trustees' supervision, performs credit analysis and manages SMMB's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term. The primary strategies employed in the management of SMMB's portfolio are:


         1. Emphasis on Quality. As indicated above, the Fund normally invests at least 65% of its net assets in securities rated, or issued by an issuer rated, within the three highest quality rating categories of Moody's (Aaa, Aa and A), S&P or Fitch (AAA, AA and A) or equivalent ratings by another nationally recognized statistical rating organization, or if unrated, judged by the Adviser to be of comparable quality at the time of purchase. The Fund may invest up to 10% of its assets in debt securities rated lower than Baa by Moody's, BBB by S&P or Fitch or of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B by Moody's, S&P or Fitch, or their equivalent. The ratings assigned by Moody's, S&P and Fitch represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are relative and are not absolute standards of quality. Furthermore, even within the high quality segment of the municipal bond market, relative credit standing and market perceptions thereof may shift. Should the rating of a portfolio security be downgraded the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         The Adviser has over many years developed an experienced staff to assign its own quality ratings which are considered in making value judgments and in arriving at purchase or sale decisions. Through the discipline of this procedure the Adviser attempts to discern variations in credit rankings of the published services, and to anticipate changes in credit ranking. The Adviser's Bond Research Group covers the broad spectrum of senior securities and the Adviser is responsible, among investments other than SMMB's portfolio, for the management of more than $14 billion in market value of municipal securities.


         2. Variations of Maturity. In an attempt to capitalize on the differences in total return from municipal securities of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Adviser's expectations of changes therein.

         3. Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of municipal securities of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These disparities in yield relationships may afford opportunities to implement a flexible policy of trading portfolio holdings in order to invest in more attractive market sectors or specific issues.

         4. Market Trading Opportunities. In addition to the above, SMMB may engage in short-term trading (selling securities held for brief periods of time, usually less than 3 months) if the Adviser believes that such transactions, net of costs including taxes, if any, would improve the overall return of its portfolio. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that SMMB will be able to take advantage of them. SMMB will limit its voluntary short-term trading to the extent such limitation is necessary for it to qualify as a "regulated investment company" under the Code. (See "TAXES.")


         5. Portfolio Turnover Rate. It is anticipated that the portfolio turnover rate will vary considerably from period to period depending on market developments, but would not be expected to exceed 100 percent. Higher levels of portfolio activity result in high transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders.

Special Considerations. Because SMMB holds high quality municipal securities, the income earned on shares of the Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. Although SMMB's quality standards are designed to minimize the credit risk of investing in the Fund, that risk cannot be entirely eliminated. The Fund also practices other investment strategies that may involve additional risk. (See "Investments and Investment Techniques Common to the Funds.")

General Investment Objective and Policies of Scudder High Yield Tax Free Fund

         Scudder High Yield Tax Free Fund is a series of SMT. The investment objective of SHYTFF is to provide a high level of interest income that is exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities. SHYTFF will not invest in municipal securities, the income from which is subject to regular federal income tax. From time to time, a portion of SHYTFF's distributions may be taxable as long-term capital gain or, if made from short-term capital gains realized by SHYTFF, as ordinary income. SHYTFF's income may be subject to the alternative minimum tax depending upon investors' particular situations. However, no more than 20% of SHYTFF's net assets will normally be invested in municipal securities whose interest income is subject to the individual alternative minimum tax. There can be no assurance that this objective will be achieved or that income to shareholders which is exempt from federal income tax will be exempt from state or local taxes. In addition, the market prices of municipal securities, like those of taxable debt securities, vary inversely with interest rate changes. Thus, SHYTFF's net asset value per share can be expected to fluctuate and shareholders may receive more or less than the purchase price for shares they redeem.

         As a nonfundamental policy, SHYTFF expects under normal market conditions to invest 100% of its portfolio securities in municipal securities. In addition, SHYTFF has adopted a nonfundamental policy that at least 80% of its net assets will normally be invested in municipal bonds, the interest on which is not a tax preference item under the individual alternative minimum tax. However, it is a fundamental policy which may not be changed without the approval of majority of SHYTFF's outstanding voting securities that at least 80% of SHYTFF's assets will, under normal market conditions, be invested in municipal bonds. SHYTFF, as a matter of fundamental policy, will not invest more than 20% of its total assets in taxable securities, except that for temporary defensive purposes, the Fund may invest more than 20% of its assets in taxable securities to meet temporary liquidity requirements. When, in the Adviser's opinion, temporary defensive investing is advisable, up to 100% of SHYTFF's assets may be invested in high quality municipal bonds. Bonds of high quality are rated in the top two rating categories by Moody's, S&P and Fitch or, if unrated, judged by the Adviser to be of equivalent quality.

         The Fund will invest at least 50% of its assets in municipal bonds rated, at the time of purchase, within the four highest quality rating categories of Moody's (Aaa, Aa, A or Baa), S&P or Fitch (AAA, AA, A or BBB), or their equivalents as determined by the Adviser. The Fund may invest, however, up to 50% of its total assets in bonds rated below Baa by Moody's or below BBB by S&P or Fitch, or unrated securities considered to be of equivalent quality by the Fund's Adviser. The Fund may not invest in bonds rated below B by Moody's, S&P or Fitch, or their equivalent. These medium-grade bonds ordinarily are higher yielding than high quality bonds (rated within the two highest rating categories by Moody's, S&P or Fitch). However, medium-grade bonds also involve greater credit risk and are subject to greater price volatility than high quality bonds. In addition, medium-grade bonds may be lower yielding than below investment-grade bonds. See "Additional Information--Ratings of Municipal and Corporate Bonds".


         Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for high yield municipal securities is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such a period, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         It is expected that a significant portion of the junk bonds acquired by SHYTFF will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances SHYTFF may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely SHYTFF's net asset value. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

         Under normal market conditions, SHYTFF expects to invest principally in municipal securities with long-term maturities (i.e., more than 10 years). SHYTFF has the flexibility, however, to invest in municipal securities with short- and medium-term maturities as well.

Management Strategies and Portfolio Turnover. In pursuit of its investment objective, SHYTFF purchases municipal bonds that it believes are attractive and competitive values in terms of quality and yield. However, recognizing the dynamics of municipal bond prices in response to changes in general economic and political conditions, fiscal and monetary policies, interest levels and market forces such as supply and demand for various bond issues, the Adviser, subject to the Trustees' supervision, performs credit analysis and manages SHYTFF's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term. The primary strategies employed in the management of SHYTFF's portfolio are:

         1. Emphasis on High Income. As indicated above, SHYTFF expects to invest primarily in medium-grade municipal bonds rated A or Baa by Moody's, A or BBB by S&P or A or BBB by Fitch or, if unrated, of equivalent quality as determined by the Adviser. However, municipal bonds rated within the same rating category may vary in terms of the creditworthiness of their issuers and market perceptions of creditworthiness. Therefore, the Adviser reviews continuously the quality of municipal bonds in which SHYTFF invests. Should the rating of a portfolio security be downgraded the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         The Adviser has over many years developed an experienced staff to assign its own quality ratings which are considered in making value judgments and in arriving at purchase or sale decisions. Through the discipline of this procedure the Adviser attempts to discern variations in credit rankings of the published services, and to anticipate changes in credit ranking.

         The Adviser's Bond Research Group covers the broad spectrum of senior securities and the Adviser is responsible, among investments other than SHYTFF's portfolio, for the management of more than $14 billion in market value of municipal bonds.

         2. Variations of Maturity. In an attempt to capitalize on the differences in total return from municipal bonds of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Adviser's expectations of changes thereto.

         3. Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of municipal bonds of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These disparities in yield relationships may afford opportunities to implement a flexible policy of trading portfolio holdings in order to invest in more attractive market sectors or specific issues.

         4. Market Trading Opportunities. In addition to the above, SHYTFF may engage in short-term trading (selling securities held for brief periods of time, usually less than 3 months) if the Adviser believes that such transactions, net of costs including taxes, if any, would improve the overall return of its portfolio. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that SHYTFF will be able to take advantage of them. SHYTFF will limit its voluntary short-term trading to the extent such limitation is necessary to qualify as a "regulated investment company" under the Code. (See "TAXES.")


         5. Portfolio Turnover Rate. It is anticipated that the portfolio turnover rate will vary considerably from period to period depending on market developments, but would not be expected to exceed 100 percent. Higher levels of portfolio activity result in high transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders.

Special Considerations. Because under normal market conditions SHYTFF holds medium-grade municipal bonds, the income earned on shares of the Fund will tend to be higher than it might be on a portfolio emphasizing higher quality securities. However, the credit risk of holding medium-grade municipal bonds is greater than that pertaining to higher quality securities. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. The Fund also practices other investment strategies that may involve additional risk. (See "Investments and Investment Techniques Common to the Funds.")


Risk Factors.

High Yield, High Risk Securities. Below investment-grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities of equivalent quality, in which the Fund may invest carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAXES."


Investments and Investment Techniques Common to the Funds

         As discussed below, the following description of investments and investment techniques is applicable to more than one of the Funds.

Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "Notes" and "Bonds."

         1. Municipal Notes. Municipal Notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes.

         Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as Federal revenues available under the Federal Revenue Sharing Program. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.

         2. Municipal Bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.

         Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of General Obligation Bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue Bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

         Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected. Each Fund, with the exception of SLTTFF, may invest more than 25% of its assets in industrial development or other private activity bonds, subject to each Fund's fundamental investment policies, and also subject to each Fund's current intention not to invest in municipal securities whose investment income is taxable or AMT bonds, or in the case of SHYTFF, subject to the Fund's 20% limitation on investing in AMT bonds. For the purposes of each Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

         3. Municipal Lease Obligations and Participation Interests. A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover the Fund's original investment.

         Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.

         Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by the Fund may be determined by the Adviser to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace in which the security trades. In addition, the Adviser will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

         The Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide the Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days' notice, of all or any part of the Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. The Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and state income tax, if applicable.

         4. Other Municipal Securities. There is, in addition, a variety of hybrid and special types of municipal securities as well as numerous differences in the security of municipal securities both within and between the two principal classifications above.

         The Funds may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit a Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Funds intend to exercise the demand only (1) upon a default under the terms of the municipal obligation, (2) as needed to provide liquidity to the Fund, or (3) to maintain a high quality investment portfolio or (4) to maximize the Fund's yield. A bank that issues a repurchase commitment may receive a fee from a Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The variable rate demand instruments that a Fund may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The Funds will determine the variable rate demand instruments that they will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of a Fund. The Adviser will reevaluate each unrated variable rate demand instrument held by a Fund on a quarterly basis to determine that it continues to meet the Fund's quality criteria.

         The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. The Funds may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

         The maturity of the variable rate demand instruments held by the Funds will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.


         5. General Considerations. An entire issue of Municipal Securities may be purchased by one or a small number of institutional investors such as one of the Funds. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933, as amended (the "1933 Act") prior to offer and sale unless an exemption from such registration is available, municipal securities which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal securities which were not publicly offered initially.


         Securities purchased for the Funds are subject to the limitations on holdings of securities which are not readily marketable contained in each Fund's investment restrictions. The Adviser determines whether a municipal security is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Fund's investments enhance marketability. In addition, Stand-by Commitments and demand obligations also enhance marketability.

         For the purpose of each Fund's investment restrictions, the identification of the "issuer" of municipal securities which are not General Obligation Bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

         Each Fund expects that it will not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state or more than 25% of its total assets in municipal securities the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. Each Fund may invest more than 25% of its total assets in municipal securities of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other U.S. Government guaranteed securities; or industrial development and pollution control bonds. There could be economic, business or political developments, which might affect all municipal securities of a similar type. However, the Funds believe that the most important consideration affecting risk is the quality of particular issues of municipal securities rather than factors affecting all, or broad classes of, municipal securities.

When-Issued or Forward Delivery Securities. The Funds may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, that Fund will earn no income; however, it is intended that each Fund will be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that each Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase securities on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Funds do not believe that the net asset value or income of their portfolios will be adversely affected by their purchase of securities on a when-issued or forward delivery basis. Each Fund will establish with its custodian a segregated account in which it will maintain cash, U.S. Government securities and other high grade debt obligations equal in value to commitments for when-issued or forward delivery securities. Such segregated securities may mature or be sold, if necessary, on or before the settlement date.

Stand-by Commitments. Each Fund, with the exception of SLTTFF, may engage in Stand-by Commitments. STFMF has received an order from the SEC which will enable it to improve its portfolio liquidity by making available same-day settlements on portfolio sales (and thus facilitate the same-day payments of redemption proceeds in federal funds) through the acquisition of "Stand-by Commitments." SMTTFF, SMMB and SHYTFF may engage in such transactions subject to the limitations in the rules under the Investment Company Act of 1940, as amended (the "1940 Act"). A Stand-by Commitment is a right acquired by a Fund, when it purchases a municipal security from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at that Fund's option, at a specified price. Stand-by Commitments are also known as "puts." STFMF's, SMMB's and SHYTFF's investment policies permit the acquisition of Stand-by Commitments solely to facilitate portfolio liquidity. The acquisition of or the power to exercise a Stand-by Commitment will not affect the valuation or maturity of STFMF's underlying portfolio, which will be valued in accordance with the order of the SEC. The exercise by a Fund of a Stand-by Commitment is subject to the ability of the other party to fulfill its contractual commitment.


         Stand-by Commitments acquired by the Funds will have the following features: (1) they will be in writing and will be physically held by a Fund's custodian; (2) a Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although Stand-by Commitments will not be transferable, municipal securities purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a Fund's acquisition cost (excluding the cost, if any, of the Stand-by Commitment) of the municipal securities which are subject to the commitment (excluding any accrued interest which a Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date. Since STFMF will value municipal securities on an amortized cost basis, the amount receivable upon exercise of a Stand-by Commitment will be substantially the same as the value assigned by that Fund to the underlying securities. Moreover, while there is little risk of an event occurring which would make amortized cost valuation of its portfolio securities inappropriate, if such condition developed, the securities may, in the discretion of the Trustees, be valued on the basis of available market information and held to maturity. Each Fund expects to refrain from exercising a Stand-by Commitment in the event that the amount receivable upon exercise of the Stand-by Commitment is significantly greater than the then current market value of the underlying municipal securities in order to avoid imposing a loss on a seller and thus jeopardizing that Fund's business relationship with that seller.

         The Funds expect that Stand-by Commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, each Fund will pay for Stand-by Commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by a Fund in either manner for outstanding Stand-by Commitments will not exceed 1/2 of 1% of the value of total assets of that Fund calculated immediately after any Stand-by Commitment is acquired.

         It is difficult to evaluate the likelihood of use or the potential benefit of a Stand-by Commitment. Therefore, it is expected that the Funds' Trustees will determine that Stand-by Commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, in the case of SMTTFF, if the market price of the security subject to the Stand-by Commitment is less than the exercise price of the Stand-by commitment, such security will ordinarily be valued at such exercise price. When each Fund has paid for a Stand-by Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held. In addition, for purposes of complying with the condition of the SEC's amortized cost Rule that the dollar-weighted average maturity of its portfolio shall not exceed 90 days, the maturity of a portfolio security of STFMF shall not be considered shortened or otherwise affected by any Stand-by Commitment to which such security is subject.

         Management of the Funds understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each of the Funds intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. There is no assurance that Stand-by Commitments will be available to the Funds nor has any of the Funds assumed that such commitments would continue to be available under all market conditions.

Third Party Puts. The Funds may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals (not exceeding 397 calendar days in the case of STFMF) to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and, in the case of STFMF, the dollar-weighted average maturity of the Fund's portfolio would be adversely affected.

         These bonds coupled with puts may present the same tax issues as are associated with Stand-by Commitments discussed above. As with any Stand-by Commitments acquired by a Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Funds' portfolios in a manner designed to minimize any adverse impact from these investments.

Repurchase Agreements. Each Fund, with the exception of SLTTFF, may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other issuers of obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for a Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a security ("obligation") and the seller agrees, at the time of sale, to repurchase the obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund (which is taxable) is unrelated to the interest rate on the obligation itself. Obligations will be physically held by the custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the obligation before repurchase of the obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the obligation. If the court characterized the transaction as a loan and a Fund has not perfected a security interest in the obligation, that Fund may be required to return the obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the obligation, in which case a Fund may incur a loss if the proceeds to that Fund from the sale to a third party are less than the repurchase price. However, if the market value of the obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. STFMF and SMTTFF may enter into "reverse repurchase agreements," which are repurchase agreements in which a Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. STFMF and SMTTFF will maintain a segregated account with its custodian
containing  cash,  U.S.   Government   securities  and  other  high  grade  debt
obligations equal in value to its obligation in connection with outstanding reverse repurchase agreements. STFMF may also acquire participation in privately negotiated loans to municipal borrowers provided that the interest received by the Fund is exempt, in the opinion of bond counsel to the municipal borrower, from federal income tax. Reverse repurchase agreements are borrowings subject to STFMF's and SMTTFF's investment restrictions applicable to that activity.

Participation Interests. STFMF may purchase from banks participation interests in all or part of specific holdings of municipal securities. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Adviser has determined meets the prescribed quality standards of each Fund. Thus, even if the credit of the issuer of the municipal security does not meet the quality standards of STFMF, the credit of the selling bank will. STFMF has the right to sell the participation back to the bank after seven days' notice for the full principal amount of the Fund's interest in the municipal security plus accrued interest, but only (1) as required to provide liquidity to the Fund, (2) to maintain a high quality investment portfolio or (3) upon a default under the terms of the municipal security. The selling bank may receive a fee from STFMF in connection with the arrangement. STFMF will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service satisfactory to the Trustees of the Fund that interest earned by the Fund on municipal obligations in which it holds participation interests is exempt from federal income tax. An opinion of counsel is not binding on the Service and there is no assurance that the Service will agree with any opinion of counsel.

Strategic Transactions and Derivatives. Each Fund, with the exception of STFMF may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.


         In the course of pursuing these investment strategies, the Funds may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit (except to the extent that 80% of the Funds' net assets are required to be invested in tax-exempt municipal securities, and as limited by the Funds' other investment restrictions) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Funds' portfolio resulting from securities markets fluctuations, to protect the Funds' unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Funds' portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Funds to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.


         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Funds, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Funds can realize on its investments or cause the Funds to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Funds creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Funds' position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Funds might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. A Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. A Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 10% of its assets in illiquid securities.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

         A Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

         A Fund may purchase and sell put options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. A Fund will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. A Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         A Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. A Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. A Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and a Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.


Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         The Fund's activities  involving Strategic  Transactions may be limited
by  the   requirements  of  Subchapter  M  of  the  Internal  Revenue  Code  for
qualification as a regulated investment company. (See "TAXES.")

Illiquid or Restricted Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted or illiquid securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if such sale is made in violation of the 1933 Act or if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

         The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Trustees' Power to Change Objectives and Policies

         The objectives and policies of the Funds described above may be changed, unless expressly stated to the contrary, by their respective Trustees without a vote of their shareholders.

Investment Restrictions

         Unless specified to the contrary, the following restrictions are fundamental policies and may not be changed with respect to each of the Funds without the approval of a majority of the outstanding voting securities of such Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund. Any nonfundamental policy of a Fund may be modified by the Fund's Trustees without a vote of the Fund's shareholders.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Funds.

         As a matter of fundamental policy, Scudder Tax Free Money Fund may not:

         (1) with respect to 75% of the Fund's total assets, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, (except for investments in obligations issued or guaranteed by the U.S. Government or its agencies, or instrumentalities cash and cash equivalents and securities of other investment companies); provided that the amount of the total assets of the Fund that may be invested in the securities of any one issuer will, instead, be limited in accordance with federal law, regulation and regulatory interpretation applicable to money market funds, as amended from time to time.

         (2) borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

         (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein);

         (4) The Fund may not purchase or sell physical commodities or contracts relating to physical commodities;

         (5) act as underwriter of securities issued by others except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

         (6) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

         (7) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur and except for shares of the separate classes or series of the Fund, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margins are not considered to be the issuers of senior securities for the purposes of this restriction;

         (8) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investment in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, in municipal obligations issued by governments or political subdivisions of governments or in certificates of deposit or bankers acceptances issued by domestic banks; or

         (9) purchase securities which are not tax free obligations if such purchase would cause more than 20% of its total assets to be invested in such securities, except that, for temporary defensive purposes, the Fund may invest more than 20% of its total assets in such securities the interest income from which may be subject to federal income (i) to meet temporary liquidity requirements, (ii) during the periods between the commitment to purchase municipal securities and the settlement date of such purchases and (iii) during other than normal market conditions.

         In addition, as a matter of nonfundamental policy, Scudder Tax Free Money Fund may not:

         (a) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

         (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (e) invest more than 10% of its net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days, and the Fund will not invest more than 10% of its total assets in restricted securities;

         (f) purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except U.S. Government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

         (g) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

         (h) borrow money in excess of 5% of its total assets (taken at market value) or borrow other than from banks;

         (i) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value), unless attached to other securities in which it is permitted to invest;

         (j) purchase or sell any put or call options or any combinations thereof, except that it may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time ("Stand-by Commitments");

         (k)      purchase or sell real estate limited partnership interests; or

         (l) make loans unless all loans of portfolio securities are fully collateralized and marked to market daily.

         As a matter of fundamental policy, Scudder Limited Term Tax Free Fund may not:

         (1) with respect to 75% of the value of the total assets of the Fund invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, except U.S. Government securities;

         (2) borrow money, except from banks or pursuant to reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes (the Fund is required to maintain asset coverage [including borrowings] of 300% for all borrowings) and no purchases of securities for the Fund will be made while borrowings of the Fund exceed 5% of the Fund's assets;

         (3) purchase and sell real estate (though it may invest in securities of companies which deal in real estate and in other permitted investments secured by real estate) or physical commodities or physical commodities contracts;

         (4) act as underwriter of the securities issued by others except to the extent that the purchase of securities in accordance with its investment objectives and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

         (5) issue senior securities, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction (2) and except for shares of the separate series of the Trust, shares of each of which will be preferred in liquidation and as to dividends over all other series of the Trust with respect to assets specifically allocated to that series;

         (6) purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund;

         (7) purchase from or sell to any of its officers and Trustees, its investment adviser, its principal underwriter or the officers or directors of its investment adviser or principal underwriter, portfolio securities of the Fund; or

         (8) purchase (i) pollution control and industrial development bonds or (ii) securities which are not municipal obligations if the purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry.

         (9) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans.

         In addition, as a matter of nonfundamental policy, Scudder Limited Term Tax Free Fund may not:

         (a) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily;

         (b) purchase or sell interests in oil, gas or other mineral leases, or exploration or development programs (although it may invest in municipal obligations and other permitted investments of issuers which own or invest in such interests);

         (c) purchase or retain securities of any open-end investment company or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

         (d) purchase restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded), including repurchase agreements maturing in more than seven days and securities which are not readily marketable if as a result more than 10% of the Fund's total assets (valued at market at purchase) would be invested in such securities;

         (e) purchase securities if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded);

         (f) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of the value of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

         (g) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (h)      purchase or sell real estate limited partnership interests;

         (i) purchase securities which are not tax free obligations if such purchase would cause more than 20% of its total assets to be invested in such securities, except that for temporary defensive purposes or to meet temporary liquidity requirements, or if there is an unusual disparity between after-tax income on taxable and municipal securities, the Fund may invest more than 20% of its total assets in securities the interest income from which may be subject to federal income tax.

         (j) participate on a joint or a joint and several basis in any trading account in securities, but may for the purpose of possibly achieving better net results on portfolio transactions or lower brokerage commission rates join with other investment company and client accounts managed by Scudder, Stevens & Clark, Inc. in the purchase or sale of debt obligations;

         (k) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2 of 1%) of the shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2 of 1%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (l) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions;

         (m) purchase securities of any issuer with a record of less than three years' continuous operation, including predecessors, except (i) obligations issued or guaranteed by the U.S. Government or its agencies or (ii) municipal obligations which are rated by at least one nationally recognized municipal bond rating service, if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value;

         SLTTFF has no current intention of engaging in any lending of portfolio securities or investing in closed-end investment companies.

         As a matter of fundamental policy, Scudder Medium Term Tax Free Fund may not:

         (1) with respect to 75% of the value of the total assets of the Fund invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, except U.S. Government securities;

         (2) borrow money, except from banks or pursuant to reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes (the Fund is required to maintain asset coverage [including borrowings] of 300% for all borrowings) and no purchases of securities for the Fund will be made while borrowings of the Fund exceed 5% of the Fund's assets (the payment of interest on borrowings will reduce the Fund's income);

         (3) purchase and sell real estate (though it may invest in securities of companies which deal in real estate and in other permitted investments secured by real estate) or physical commodities or physical commodities contracts;

         (4) act as underwriter of the securities issued by others except to the extent that it may be deemed to be an underwriter in connection with the purchase of securities in accordance with its investment objectives and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

         (5) make loans to other persons, except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies and the entry into repurchase agreements may be deemed to be loans. The purchase of all of a publicly offered issue of debt obligations or all or a portion of non-publicly offered debt obligations may be deemed the making of a loan for this purpose, but, although not a policy which may be changed only by a vote of the shareholders, management expects that such securities would seldom exceed 25% of the net assets of the Fund. These securities are not expected to comprise a major part of the Fund's investments;

         (6) issue senior securities, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction (2) and except for shares of the separate series of the Trust, shares of each of which will be preferred in liquidation and as to dividends over all other series of the Trust with respect to assets specifically allocated to that series;

         (7) purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund (the Fund has not employed this practice within the last year nor does it have any current intention of doing so in the foreseeable future);

         (8) purchase from or sell to any of its officers and Trustees, its investment adviser, its principal underwriter or the officers, directors and partners of its investment adviser or principal underwriter, portfolio securities of the Fund; or

         (9) purchase (i) pollution control and industrial development bonds or (ii) securities which are not municipal obligations if the purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry.

         In addition, as a matter of nonfundamental policy, Scudder Medium Term Tax Free Fund may not:

         (a) enter into repurchase agreements or purchase any securities if, as a result thereof, more than 10% of the total assets of the Fund (taken at market value) would be, in the aggregate, subject to repurchase agreements maturing in more than seven days and invested in restricted securities or securities which are not readily marketable:

         (b) participate on a joint or a joint and several basis in any trading account in securities, but may for the purpose of possibly achieving better net results on portfolio transactions or lower brokerage commission rates join with other investment company and client accounts managed by Scudder, Stevens & Clark in the purchase or sale of debt obligations;

         (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2 of 1%) of the shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2 of 1%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (d) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain the same securities in the same amount as the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may maintain short positions in forward currency contracts, options and futures contracts, subject to any legal requirements concerning segregation;

         (e) purchase securities of any issuer with a record of less than three years' continuous operation, including predecessors, except (i) obligations issued or guaranteed by the U.S. Government or its agencies or (ii) municipal obligations which are rated by at least one nationally recognized municipal bond rating service, if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value;

         (f) purchase or sell interests in oil, gas or other mineral leases, or exploration or development programs (although it may invest in municipal obligations and other permitted investments of issuers which own or invest in such interests);

         (g) invest in the securities of other investment companies, except by purchase in the open market when no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made on the open market, is part of a plan of merger or consolidation;

         (h) purchase warrants, unless attached to other securities in which it is permitted to invest;

         (i) purchase restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded), including repurchase agreements maturing in more than seven days and securities which are not readily marketable if as a result more than 10% of the Fund's total assets (valued at market at purchase) would be invested in such securities;

         (j) purchase securities if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded);

         (k) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of the value of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

         (l) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (m)      purchase or sell real estate limited partnership interests; or

         (n) purchase securities which are not tax free obligations if such purchase would cause more than 20% of its total assets to be invested in such securities, except that for temporary defensive purposes or to meet temporary liquidity requirements, the Fund may invest more than 20% of its total assets in securities the interest income from which may be subject to federal income tax.

         As a matter of fundamental policy, each of Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund may not:

         (1) with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

         (2) borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

         (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); each Fund may not purchase or sell physical commodities or contracts relating to physical commodities;

         (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

         (5) make loans to other persons, except (a) loans of portfolio securities and (b) to the extent the entry into repurchase agreements and the purchase of debt obligations in accordance with its investment objectives and investment policies may be deemed to be loans;

         (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes or series of the Fund, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

         (7) purchase (a) private activity bonds, or (b) securities which are neither municipal obligations nor securities of the U.S. Government, its agencies or instrumentalities, if in either case the purchase would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are related primarily to financing the activities of their parents);

         (8) (for Scudder High Yield Tax Free Fund only) purchase securities which are not tax free obligations if such purchase would cause more than 20% of its total assets to be invested in such securities, except that for temporary defensive purposes, the Fund may invest more than 20% of its total assets in securities the interest income from which may be subject to federal income tax (i) to meet temporary liquidity requirements, and (ii) during the period between the commitment to purchase tax free securities and the settlement date of such purchases.

         (9) (for Scudder Managed Municipal Bonds only) purchase securities which are not tax free obligations if such purchase would cause more than 20% of its net assets to be invested in such securities, except that for temporary defensive purposes, the Fund may invest more than 20% of its net assets in securities the interest income from which may be subject to federal income tax (i) until the Fund is substantially invested in municipal securities, (ii) to meet temporary liquidity requirements, and (iii) during the period between the commitment to purchase municipal securities and the settlement date of such purchases.

         (10) purchase securities other than those described in the Fund's prospectus or statement of additional information.

         In addition, as a matter of nonfundamental policy, each of Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund may not:

         (a) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

         (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (e) invest more than 10% of its net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days, and the Fund will not invest more than 10% of its total assets in restricted securities;

         (f) purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except U.S. Government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of a Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

         (g) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

         (h) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (i) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

         (j) borrow money, except as a temporary measure for extraordinary or emergency purposes, including reverse repurchase agreements, in excess of 5% of its total assets (taken at market value) or borrow other than from banks;

         (k) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of a Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value);

         (l)      purchase or sell real estate limited partnership interests;

         (m) purchase securities which are not tax free obligations if such purchase would cause more than 20% of its total assets to be invested in such securities, except that for temporary defensive purposes or to meet temporary liquidity requirements, the Fund may invest more than 20% of its total assets in securities the interest income from which may be subject to federal income tax; or

         (n) make loans unless all loans of portfolio securities are fully collateralized and marked to market daily.

                                    PURCHASES

    (See "Purchases" and "Transaction information" in the Funds' prospectus.)

Additional Information About Opening an Account


         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD"), and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, the amount to be wired ($2,500 minimum), the name of the bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, Massachusetts 02101 ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the

Scudder fund name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Fund are purchased by a check which proves to be uncollectible, the Trusts reserve the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by that Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, such Fund will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         In the case of SLTTFF, SMTTFF, SMMB and SHYTFF, to purchase shares of a Fund and obtain the same day dividend, and in the case of STFMF to obtain the net asset value determined as of twelve o'clock noon, you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more you should notify the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time but both the funds and the information are made available before the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m. eastern time), on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         For each Fund the bank sending an investor's federal funds by bank wire may charge for the service. Presently the Distributor pays a fee for receipt by State Street Bank (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.

Additional Information About Making Subsequent Investments by AutoBuy


         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by AutoBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. AutoBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by AutoBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. AutoBuy transactions are not available for most retirement plan accounts. However, AutoBuy transactions are available for Scudder IRA accounts.


         In order to request purchases by AutoBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoBuy may so indicate on the application. Existing shareholders who wish to add AutoBuy to their account may do so by completing an AutoBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of a purchase order in good order. Net asset value for STFMF normally is computed twice a day, as of twelve o'clock noon and the close of regular trading on the Exchange on each day the Exchange is open for trading. Net asset value for SLTTFF, SMTTFF, SMMB and SHYTFF normally is computed as of the close of regular trading on each day the Exchange is open for trading. Orders received after such close will be filled at the net asset value per share on the following business day. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to the Transfer Agent in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Funds' management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares. See "Purchases" and "Exchanges and redemptions" in the Funds' prospectus.

Other Information

         If purchases or redemptions of the Funds' shares are arranged and settlement is made at the investor's election through a member of the NASD, other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Trustees of each Fund and the Distributor, each has the right to limit the amount of purchases and to refuse to sell to any person; and each may suspend or terminate the offering of shares of their respective Funds, including one or all series of SMT, at any time.

         The "Tax Identification Number" section of the Funds' application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt investors a certification of exempt status) will be returned to the investor.

         A Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of, the assets of any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

        (See "Exchanges and redemptions" and "Transaction information" in the Funds' prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and the purchase of another Scudder fund to an existing account or newly established account. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization, and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain a signature guarantee as described under "Transaction information--Redeeming shares--Signature Guarantee" in the Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding (See "TAXES").

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trusts employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trusts do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trusts will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Trusts and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated.

Redemption by Telephone

         In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. The proceeds will not be mailed or wired other than to a predesignated bank account. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it.

         (a) NEW INVESTORS wishing to establish telephone redemption to a designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS who wish to establish telephone redemption to a designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

         Shareholders of STFMF who have elected "telephone redemption" may telephone before twelve o'clock noon and request that proceeds of their redemption be wired to the designated bank on the same day. Shareholders redeeming before noon will receive the net asset value per share determined as of twelve o'clock noon and will not receive the dividend on the day of redemption.

         Shareholders of STFMF whose redemption requests are received by the Fund's transfer agent after twelve o'clock noon eastern time and prior to 4 p.m. will receive the net asset value per share determined as of 4 p.m. and will receive that day's dividend for the day of redemption. Proceeds will normally be mailed on the next business day or wired on the next day on which State Street Bank is open for business. Redemption requests received by the Fund's Transfer Agent after 4 p.m. will receive the net asset value on the next business day.

         If a request for redemption to a shareholder's bank account is made by telephone or telegram, payment will be made by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Trusts employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trusts do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trusts will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption By AutoSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the AutoSell program may sell shares of the Fund by telephone. To sell shares by AutoSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. AutoSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. AutoSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by AutoSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoSell may so indicate on the application. Existing shareholders who wish to add AutoSell to their account may do so by completing an AutoSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in the Funds' Prospectus.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

Redemption by Write-A-Check

         All new investors and existing shareholders of STFMF, SLTTFF and SMTTFF who apply for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on each Fund's books for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and reserves the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Funds, Scudder Service Corporation and State Street Bank and Trust Company each reserves the right at any time to suspend or terminate the "Write-A-Check" procedure.

         Checks will be returned by the Custodian if there are insufficient shares to meet the withdrawal amount. Potential fluctuations in the per share value of SMTTFF should be considered in determining the amount of the check. An investor should not attempt to close an account by check, because the exact balance at the time the check clears will not be known when the check is written.

Other Information

         If a shareholder redeems all shares in the account, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than a shareholder's cost depending upon the net asset value at the time of the redemption or repurchase. None of the Funds imposes a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to a shareholder's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, and including exchanges and redemptions with STFMF, SLTTFF and SMTTFF by Write-A-Check, may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such redemptions may be subject to backup withholding (see "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment therefor may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted, (c) during which an emergency exists as a result of which disposal by the Fund involved of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits such suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act
accounts),  which  amount  may be  changed  by the  Board of  Trustees.  Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an UGMA, UTMA, IRA and other retirement accounts), if an automatic investment plan (AIP) of $100/month ($50/month for an UGMA, UTMA, IRA and other retirement accounts) is established.

         Shareholders who maintain a non-fiduciary account balance of less than $2,500 in a Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Each Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

             (See "Shareholder benefits" in the Funds' prospectus.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

              Scudder                                             No-Load Fund
 YEARS   Pure No-Load(TM)  8.50% Load Fund    Load Fund with    with 0.25% 12b-1
               Fund                           0.75% 12b-1 Fee          Fee
-------- ----------------   ---------------   ---------------   ----------------


  10          $25,937            $23,733           $24,222           $25,354


  15           41,772             38,222            37,698            40,371

  20           67,275             61,557            58,672            64,282

         Investors are encouraged to review the fee tables on pages 2, 3 and 4 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income, or distributions from realized capital gains in additional shares of the same Fund. A change of instructions for the method of payment must be received by the Fund's transfer agent at least 5 days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the transfer agent designating their option for either reinvestment or cash distributions of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the relevant Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gains distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163.

Scudder Funds Centers

         Investors may visit any of the Fund Centers maintained by the Distributor. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the Funds' prospectus.

Reports to Shareholders

         All three Trusts issue to their respective shareholders annual and semiannual financial statements (audited annually by independent accountants), including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights for that Fund, as the case may be.

Diversification

         A shareholder's investment represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect investors against the possible risks associated with concentrating in fewer securities.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

       (See "Investment products and services" in the Fund's prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow. Initial purchases in each Scudder fund must be at least $2,500 or $1,000 in the case of IRAs. Subsequent purchases must be for $100 or more. Minimum investments for special plan accounts may be lower.

MONEY MARKET

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital, and consistent therewith, to maintain the liquidity of capital and to provide current income through investment in a supervised portfolio of short-term debt securities. SCIT intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and consistent therewith to provide current income through investment in a supervised portfolio of U.S. Government and U.S. Government guaranteed obligations with maturities of not more than 762 calendar days. The Fund intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

INCOME

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued in emerging markets.

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder GNMA Fund seeks to provide investors with high current income from a portfolio of high-quality GNMA securities.

         Scudder  High  Yield Bond Fund seeks to provide a high level of current
         income  and,  secondarily,   capital  appreciation  through  investment
         primarily in below investment grade domestic debt securities.

         Scudder Income Fund seeks to earn a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

         Scudder International Bond Fund seeks to provide income from a portfolio of high-grade bonds denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Short Term Bond Fund seeks to provide a higher and more stable level of income than is normally provided by money market investments, and more price stability than investments in intermediate- and long-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with the minimization of reinvestment risks through investments primarily in zero coupon securities.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") is designed to provide investors with income exempt from regular federal income tax while seeking stability of principal. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder California Tax Free Money Fund* is designed to provide California taxpayers income exempt from California state and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder New York Tax Free Money Fund* is designed to provide New York taxpayers income exempt from New York state, New York City and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

TAX FREE

         Scudder High Yield Tax Free Fund seeks to provide high income which is exempt from regular federal income tax by investing in municipal securities.

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Managed Municipal Bonds seeks to provide income which is exempt from regular federal income tax primarily through investments in long-term municipal securities with an emphasis on high grade.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation by investing in high-grade municipal securities of intermediate maturities.

         Scudder California Tax Free Fund* seeks to provide income exempt from both California and regular federal income taxes through the professional and efficient management of a portfolio consisting of California state, municipal and local government obligations.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide as high a level of income exempt from Massachusetts personal and regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Massachusetts Tax Free Fund* seeks to provide income exempt from both Massachusetts and regular federal income taxes through the professional and efficient management of a portfolio consisting of Massachusetts state, municipal and local government obligations.

         Scudder New York Tax Free Fund* seeks to provide income exempt from New York state, New York City and regular federal income taxes through the professional and efficient management of a portfolio consisting of investments in New York state, municipal and local government obligations.

         Scudder Ohio Tax Free Fund* seeks to provide income exempt from both Ohio and regular federal income taxes through the professional and efficient management of a portfolio consisting of Ohio state, municipal and local government obligations.

         Scudder Pennsylvania Tax Free Fund* seeks to provide income exempt from both Pennsylvania and regular federal income taxes through a portfolio consisting of Pennsylvania state, municipal and local government obligations.

GROWTH AND INCOME

         Scudder Balanced Fund seeks to provide a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Growth and Income Fund seeks to provide long-term growth of capital, current income, and growth of income through a portfolio invested primarily in common stocks and convertible securities by companies which offer the prospect of growth of earnings while paying current dividends.

GROWTH

         Scudder Classic Growth Fund seeks long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Development Fund seeks to achieve long-term growth of capital primarily through investments in marketable securities, principally common stocks, of relatively small or little-known companies which in the opinion of management have promise of expanding their size and profitability or of gaining increased market recognition for their securities, or both.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Global Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable equity securities selected on a worldwide basis. It may also invest in debt securities of U.S.
         and foreign issuers. Income is an incidental consideration.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder International Fund seeks long-term growth of capital through investment principally in a diversified portfolio of marketable equity securities selected primarily to permit participation in non-U.S. companies and economies with prospects for growth. It also invests in fixed-income securities of foreign governments and companies, with a view toward total investment return.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in equity securities of large U.S. growth companies.

         Scudder Large Company  Value Fund seeks to maximize  long-term  capital
         appreciation   through  a  broad  and   flexible   investment   program
         emphasizing common stocks.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-cap stocks.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in securities of emerging growth companies poised to be leaders in the 21st century.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         The Japan Fund,  Inc.  seeks capital  appreciation  through  investment
         in   Japanese   securities,   primarily  in  common  stocks of Japanese
         companies.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio will, under normal market conditions, invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of international and global Scudder Funds.

         The net asset values of most Scudder Funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder Funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; easy telephone exchanges into other Scudder funds.

                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic Withdrawal
                        Plan" in the Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Automatic Withdrawal Plan

         Non-retirement plan shareholders who currently own or purchase $10,000 or more of shares of the Fund may establish an Automatic Withdrawal Plan. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trusts or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Cash Management System - Group Sub-Accounting Plan for
Trust Accounts, Nominees and Corporations

         To minimize record-keeping by fiduciaries and corporations, arrangements have been made with the Transfer Agent to offer a convenient group sub-accounting and dividend payment system to bank trust departments and others. Debt obligations of banks which utilize the Cash Management System are not given any preference in the acquisition of investments for a Fund or Portfolio.


         In its discretion, a Fund may accept minimum initial investments of less than $2,500 (per Portfolio) as part of a continuous group purchase plan by fiduciaries and others (e.g., brokers, bank trust departments, employee benefit plans) provided that the average single account in any one Fund or Portfolio in the group purchase plan will be $2,500 or more. A Fund may also wire all redemption proceeds where the group maintains a single designated bank account.

         Shareholders who withdraw from the group purchase plan through which they were permitted to initiate accounts under $2,500 will be subject to the minimum account restrictions described under "EXCHANGES AND REDEMPTIONS--Other Information."


Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trusts reserve the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                                    DIVIDENDS

   (See "Distribution and performance information" in the Funds' prospectus.)

Scudder Tax Free Money Fund

         The net investment income of STFMF is determined as of the close of regular trading on the Exchange, usually 4 p.m., eastern time, on each day the Exchange is open for trading.

         All the investment income of STFMF so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at twelve o'clock noon after the purchase and redemption of shares. Shares purchased as of the determination of net asset value made as of the close of the Exchange will not participate in that day's dividend; in such cases dividends commence on the next business day. Checks will be mailed to shareholders electing to take dividends in cash, and confirmations will be mailed to shareholders electing to invest dividends in additional shares for the month's dividends on the fourth business day of the next month. Dividends will be invested at the net asset value per share, normally $1.00, determined as of 4 p.m. on the first business day of each month.

         Dividends are declared daily on each day on which the Exchange is open for business. The dividends for a business day immediately preceding a weekend or holiday will normally include an amount equal to the net income for the subsequent days on which dividends are not declared. However, no daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period.

         Because the net investment income of STFMF is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund (i.e., the fair value of the net assets of the Fund divided by the number of shares of the Fund outstanding) will remain at $1.00 per share immediately after each such determination and dividend declaration, unless (i) there are unusual or extended fluctuations in short-term interest rates or other factors, such as unfavorable changes in the creditworthiness of issuers affecting the value of securities in the Fund's portfolio, or (ii) net investment income is a negative amount.

         Net investment income (from the time of the immediately preceding determination thereof) consists of (i) all interest income accrued on the portfolio assets of the Fund less (ii) all actual and accrued expenses. Interest income included in the daily computation of net income is comprised of original issue discount earned on discount paper accrued ratably to the date of maturity as well as accrued interest. Expenses of STFMF, including the management fee payable to the Adviser, are accrued each day.

         Normally STFMF will have a positive net investment income at the time of each determination thereof. Net investment income may be negative if an unexpected liability must be accrued or a loss realized. If the net investment income of STFMF determined at any time is a negative amount, the net asset value per share will be reduced below $l.00 unless one or more of the following steps are taken: the Trustees have the authority (l) to reduce the number of shares in each shareholder's account, (2) to offset each shareholder's pro rata portion of negative net investment income from the shareholder's accrued dividend account or from future dividends, or (3) to combine these methods in order to seek to maintain the net asset value per share at $l.00. STFMF may endeavor to restore the net asset value per share to $l.00 by not declaring dividends from net investment income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net investment income which is not declared as a dividend.

         Should STFMF incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in the light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense, loss or depreciation on the then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than that which was paid.

         Distributions of realized capital gains, if any, are paid in November or December of STFMF's taxable year although the Fund may make an additional distribution within three months of the Fund's fiscal year end of December 31. STFMF expects to follow the practice of distributing all net realized capital gains to shareholders and expects to distribute realized capital gains at least annually. However, if any realized capital gains are retained by STFMF for reinvestment and federal income taxes are paid thereon by the Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders; as a result, shareholders would be able to claim their share of the taxes paid by the Fund on such gains as a credit against their individual federal income tax liability.

Scudder Limited Term Tax Free Fund, Scudder Medium Term Tax Free Fund, Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund

         SLTTFF, SMTTFF, SMMB and SHYTFF will follow the practice of distributing substantially all of their net investment income (defined under "ADDITIONAL INFORMATION--Glossary") and any excess of net realized short-term capital gains over net realized long-term capital losses. In the past, SMTTFF, SMMB and SHYTFF have followed the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if it appears to be in the best interest of such Funds and the relevant shareholders, such Fund may retain all or part of such gain for reinvestment.

         Dividends on SLTTFF, SMTTFF, SMMB and SHYTFF will be declared daily and distributions of net investment income will be made monthly on the fourth Boston business day of each month for the preceding month's net income. Distributions of realized capital gains, if any, are paid in November or December, although an additional distribution may be made within three months of the Fund's fiscal year end, if necessary, and each Fund expects to continue to distribute net capital gains at least annually. Both types of distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

                             PERFORMANCE INFORMATION

           (See "Distribution and performance information--Performance information" in the Funds' prospectus.)

Scudder Tax Free Money Fund

         From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures may be calculated in the following manner:


         Yield is the net annualized yield based on a specified 7-calendar day period calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield of the Fund for the seven-day period ended December 31, 1996 was 3.30%.


         Effective Yield is the net annualized yield for a specified 7 calendar-day period assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1.


         The effective yield of the Fund for the seven-day period ended December 31, 1996 was 3.35%.

         Tax-Equivalent Yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 7-day period assuming a reinvestment of all dividends paid during such period. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description in A. above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers with effective federal income tax rates of 36% and 39.6% would need to earn a taxable yield of 5.16% and 5.45%, respectively, to receive after-tax income equal to the 3.30% tax-free yield of Scudder Tax Free Money Fund on December 31, 1996. Please refer to the chart beginning below for a discussion of tax-exempt income v. taxable income.


         As described above, yield, effective yield and tax-equivalent yield are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Yield, effective yield and, tax-equivalent yield will vary based on changes in market conditions and the level of the Fund's expenses.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         From time to time, in marketing pieces and other fund literature, the Fund's yield and performance over time may be compared to the performance of broad groups of comparable mutual funds, bank money market deposit accounts and fixed-rate insured certificates of deposit (CDs), or unmanaged indices of securities that are comparable to money market funds in their terms and intent, such as Treasury bills, bankers' acceptances, negotiable order of withdrawal accounts, and money market certificates. Most bank CDs differ from money market funds in several ways: the interest rate is fixed for the term of the CD, there are interest penalties for early withdrawal of the deposit, and the deposit principal is insured by the FDIC.

Scudder Limited Term Tax Free Fund, Scudder Medium Term Tax Free Fund, Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund

         From time to time, quotation of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

         Average Annual Total Return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations) all ended on the last day of a recent calendar quarter. If a Fund has been in existence for less than ten years, the average annual total return for the life of the Fund is given. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment, over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
       Where:
                 P       =    a hypothetical initial investment of $1,000
                 T       =    average annual total return
                 n       =    number of years
                 ERV     =    ending  redeemable  value: ERV is the  value, at
                              the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         Average Annual Total Return for periods ended December 31, 1996


                                                    One               Five              Ten            Life of
                                                    Year             Years             Years             Fund


Scudder Medium Term Tax Free Fund*                  4.02%             6.76%            6.62%             --%

Scudder Managed Municipal Bonds                     4.15              7.19             7.83              --

Scudder High Yield Tax Free Fund**                  4.43              7.58              --             7.47(1)

* The foregoing average annual total return for ten years includes the period prior to November 1, 1990, during which the Fund operated under the investment objective and policies of Scudder Tax Free Target Fund 1990 Portfolio. Average annual total return figures for the periods prior to November 1, 1990 should not be considered representative of the present Fund


** If the Adviser had not maintained Fund expenses and had imposed a full management fee, total returns would have been lower.

(1)      For the period beginning January 22, 1987 (commencement of operations).

          Average Annual Total Return for period ended October 31, 1996


                                                    One               Five              Ten            Life of
                                                    Year             Years             Years             Fund

Scudder Limited Term Tax Free Fund*                4.33%              --                --             4.65%(1)

* If the Adviser had not maintained Fund expenses and had imposed a full management fee, total returns would have been lower.

(1)     For the period beginning February 15, 1994 (commencement of operations).

         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
        Where:

                  C       =   Cumulative Total Return
                  P       =   a hypothetical initial investment of $1,000
                  ERV     =   ending  redeemable  value: ERV is the  value,
                              at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

           Cumulative Total Return for periods ended December 31, 1996


                                                    One               Five              Ten            Life of
                                                    Year             Years             Years             Fund

Scudder Medium Term Tax Free Fund*                  4.43%            42.12%           111.84%            --

Scudder Managed Municipal Bonds                     4.15             41.53            112.43             --

Scudder High Yield Tax Free Fund**                  4.43             44.07              --            104.36(2)

* The foregoing cumulative total return for ten years includes the period prior to November 1, 1990, during which the Fund operated under the investment objective and policies of Scudder Tax Free Target Fund 1990 Portfolio. Cumulative total return figures for the periods prior to November 1, 1990 should not be considered representative of the present Fund.


** If the Adviser had not maintained Fund expenses and had imposed a full management fee, total returns would have been lower.

(2)      For the period beginning January 22, 1987 (commencement of operations).

            Cumulative Total Return for period ended October 31, 1996

                                                    One               Five              Ten            Life of
                                                    Year             Years             Years             Fund

Scudder Limited Term Tax Free Fund*                4.33%              --%              --%            13.12%(1)

* If the Adviser had not maintained Fund expenses and had imposed a full management fee, total returns would have been lower.

(1)     For the period beginning February 15, 1994 (commencement of operations).

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

         Yield is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Included in net investment income is the amortization of market premium or accretion of market and original issue discount. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[(a-b/cd + 1)^6 - 1]

   Where:

         a    =    dividends and interest earned during the period.
         b    =    expenses accrued for the period (net of expense maintenance).
         c    =    the  average  daily  number of shares  outstanding during the period that were entitled to receive dividends.
         d    =    the maximum offering price per share on the last day of the period.

              Yields for the 30-day period ended December 31, 1996


                  Scudder Medium Term Tax Free Fund              4.35%

                  Scudder Managed Municipal Bonds                4.73%

                  Scudder High Yield Tax Free Fund               5.21%


               Yield for the 30-day period ended October 31, 1996

                    Scudder Limited Term Tax Free Fund 4.01%

         Tax-Equivalent Yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30-day (or one month) period assuming a reinvestment of all dividends paid during such period (a method known as "semiannual compounding"). Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description in D., above) which is tax-exempt by one minus a stated Federal income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

                  Tax-Equivalent Yields as of December 31, 1996

                               TAXABLE EQUIVALENT*


                                                             28%               31%              36%              39.6%
FUND                                                     Tax Bracket       Tax Bracket      Tax Bracket       Tax Bracket
Scudder Medium Term Tax Free Fund                           6.04%             6.30%            6.80%             7.20%

Scudder Managed Municipal Bonds                             6.57%             6.86%            7.39%             7.83%

Scudder High Yield Tax Free Fund                            7.24%             7.55%            8.14%             8.63%


*        Based on federal income tax rates in effect for the 1996 taxable year.

                  Tax-Equivalent Yields as of October 31, 1996

                               TAXABLE EQUIVALENT*


                                                             28%               31%              36%              39.6%
FUND                                                     Tax Bracket       Tax Bracket      Tax Bracket       Tax Bracket
Scudder Limited Term Tax Free Fund                          5.46%             5.70%            6.14%             6.51%

*        Based on federal income tax rates in effect for the 1996 taxable year.

Tax-Exempt Income vs. Taxable Income

         The following table illustrates comparative yields from taxable and tax-exempt obligations under federal income tax rates in effect for the 1996 calendar year.

            1996 Taxable                    Federal            To Equal Hypothetical Tax-Free Yields of 5%, 7% and 9%, a
          Income Brackets                  Tax Rates                    Taxable Investment Would Have To Earn**
                                           Individual
                                             Return                  5%                   7%                    9%
                                             ------                  --                   --                    --
$0 - $23,350                                 15.0%                 5.88%                 8.24%                10.59%
$23,351- $56,550                             28.0%                 6.94%                 9.72%                12.50%
$56,551 - $117,950                           31.0%                 7.25%                10.14%                13.04%
$117,951 - $256,500                          36.0%                 7.81%                10.94%                14.06%
Over $256,500                                39.6%                 8.28%                11.59%                14.90%

                                             Joint
                                             Return
$0 - $39,000                                 15.0%                 5.88%                 8.24%                10.59%
$39,001 - $94,250                            28.0%                 6.94%                 9.72%                12.50%
$94,251 - $143,600                           31.0%                 7.25%                10.14%                13.04%
$143,601 - $256,500                          36.0%                 7.81%                10.94%                14.06%
Over $256,500                                39.6%                 8.28%                11.59%                14.90%

**       These illustrations  assume the Federal  alternative minimum tax is not applicable,  that an individual is not a "head  of  household"  and  claims  one  exemption  and  that  taxpayers  filing a joint  return  claim  two exemptions.  Note also that these  federal  income tax brackets and rates do not take into account the effects of (i) a reduction in the  deductibility  of itemized  deductions for taxpayers  whose federal  adjusted gross income exceeds $114,700 ($57,350 in the case of a married  individual  filing a separate  return),  or of (ii)
         the gradual  phaseout of the personal  exemption  amount for  taxpayers  whose federal  adjusted  gross income exceeds  $114,700  (for  single  individuals)  or $172,050  (for  married  individuals  filing  jointly).  The effective federal tax rates and equivalent yields for such taxpayers would be higher than those shown above.

         Example: *


         Based on 1996 federal tax rates, a married couple filing a joint return with two exemptions and taxable income of $40,000 would have to earn a tax-equivalent yield of 6.94% in order to match a tax-free yield of 5%.


         There is no guarantee that a fund will achieve a specific yield. While most of the income distributed to the shareholders of each Fund will be exempt from federal income taxes, portions of such distributions may be subject to federal income taxes. Distributions may also be subject to state and local taxes.

*        Net  amount  subject  to  federal  income  tax  after   deductions  and
         exemptions, exclusive of the alternative minimum tax.

         As described above, average annual total return, cumulative total return, total return, yield, and tax-equivalent yield are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Average annual total return, cumulative total return, total return, yield, and tax-equivalent yield for a Fund will vary based on changes in market conditions and the level of the Fund's expenses.

         Investors should be aware that the principal of each Fund is not insured.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones

Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

               (See "Fund organization" in the Funds' prospectus.)

         Scudder Tax Free Money Fund is a Massachusetts business trust established under a Declaration of Trust dated October 5, 1979, as amended. Scudder Medium Term Tax Free Fund is a series of Scudder Tax Free Trust, a Massachusetts business trust established under a Declaration of Trust dated December 28, 1982, as amended. Scudder Limited Term Tax Free Fund is the other series of the Trust. The name and investment objectives of SMTTFF were changed effective November 1, 1990. Scudder Municipal Trust is a Massachusetts business trust established under a Declaration of Trust dated September 24, 1976, as amended. The Trustees of Scudder Municipal Trust have established and designated two series of the Trust: Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund. Each Fund's authorized capital consists of an unlimited number of shares of beneficial interest, $.01 par value. All shares of each Fund issued and outstanding will be fully paid and non-assessable by the Funds, and redeemable as described in this Statement of Additional Information.

         All shares of STFMF and STFT are of one class and have equal rights as to voting, dividends and liquidation. The Trustees of STFMF and STFT have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. The Trustees of STFMF have not yet exercised that authority. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series. All shares issued and outstanding will be fully paid and non-assessable by the Funds and redeemable as described in this Statement of Additional Information and in the Funds' prospectus.

         The shares of SMT are issued in separate series, each share of which represents an equal proportionate interest in that series with each other share of that series. The Trustees of SMT have the authority to designate additional series and to designate the relative rights and preferences as between the different series.

         The Trustees of STFMF and SMT, in their discretion, may authorize the division of shares of each of their respective Funds (or shares of a series) into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes (which under present regulations would require the Funds first to obtain an exemptive order of the SEC), nor of changing the method of distribution of shares of the Funds.

         Currently, the assets of SMT and STFT received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a share of the general liabilities of SMT. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of SMT and STFT, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of SMT and STFT, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of SMT and STFT entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         Each Fund's Declaration of Trust provides that obligations of the Fund involved are not binding upon the Trustees individually but only upon the property of that Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund involved will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund involved. However, nothing in the Declarations of Trust protect or indemnify a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

     (See "Fund organization--Investment adviser" in the Funds' prospectus.)

         Each Fund has an investment advisory agreement (the "Agreement," collectively, the "Agreements") with the investment counsel firm of Scudder, Stevens & Clark, Inc. (sometimes referred to herein as the "Adviser"). This organization is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953, Scudder introduced Scudder International Fund, Inc., the first mutual fund registered with the SEC in the U.S. investing internationally in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $12 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         The Adviser maintains a large research department, which conducts ongoing studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for more than one of the Funds (or more than one series of SMT and STFT) and also for other clients advised by the Adviser, in particular the other Scudder tax free funds. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Funds.

         Under the Agreements, the Adviser regularly provides the Funds with continuing investment management consistent with each Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for each Fund, what securities shall be held or sold by each Fund, and what portion of each Fund's assets shall be held uninvested, subject always to the provisions of each Fund's Declaration of Trust and By-Laws, of the 1940 Act and the Internal Revenue Code of 1986 and to each Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees of each Fund may from time to time establish. The Adviser also advises and assists the officers of each Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Funds.

         Under the Agreements, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Funds' operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Funds (such as the Funds' transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Funds under applicable federal and state securities laws; maintaining the Funds' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds' operating budget; processing the payment of the Funds' bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Funds in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except expenses incurred in attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees and executive employees of each Fund affiliated with the Adviser and makes available, without expense to the Funds, the services of such trustees, officers and employees of the Adviser as may duly be elected Trustees of the Funds, subject to their individual consent to serve and to any limitations imposed by law, and provides each Fund's office space and facilities.

         For the above services STFMF pays a fee of 0.50 of 1% of the first $500 million of average daily net assets and 0.48 of 1% of such net assets over $500 million, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


         For the years ended December 31, 1994, 1995 and 1996, STFMF's investment advisory fees pursuant to its investment advisory agreement with Scudder amounted to $1,222,791, $1,197,027 and $1,030,755, respectively.


         For the above services, SLTTFF pays the Adviser a monthly fee of 0.60% of the average daily net assets of the Fund. The Agreement provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance. For the year ended October 31, 1996, the Adviser did not impose a portion of its fee amounting to $230,799 and the fee imposed aggregated $500,912, all of which is unpaid at October 31, 1996.

         For the period September 1, 1995 to April 30, 1996, the Adviser agreed to maintain the annualized expenses at 0.50% of average daily net assets. Effective December 31, 1996, the Adviser agreed to maintain the annualized expenses at 0.75% of average daily net assets until December 31, 1997.

         For the above services SMTTFF pays a monthly fee of 0.60 of 1% of the first $500 million of average daily net assets and 0.50 of 1% of such assets in excess of $500 million on an annual basis.


         For the years ended December 31, 1994, 1995 and 1996, SMTTFF's fees pursuant to such Agreement amounted to $4,150,246, $4,083,050 and $3,879,293, respectively. For the years ended December 31, 1994, 1995 and 1996, SMTTFF's aggregate fees pursuant to such Agreement amounted to $4,920,420, $4,083,050 and $____________, respectively; however, the Adviser did not impose $770,174, $174,121, and $_____________, respectively.


         The Adviser has agreed to maintain the annualized expenses of SMTTFF at not more than __% of average daily net assets of the Fund until October 31, 1997.

         For the above services SMMB pays a monthly fee of 0.55 of 1% on the first $200 million of average daily net assets and 0.50 of 1% on the next $500 million and 0.475 of 1% of average daily net assets in excess of $700 million, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


         For the years ended December 31, 1994, 1995 and 1996, aggregate fees incurred by SMMB pursuant to its investment advisory agreement amounted to $4,119,589, $3,837,608 and $3,826,131, respectively.


         For the above services SHYTFF pays monthly a fee of 0.70 of 1% on the first $200 million of average daily net assets and 0.65 of 1% on such net assets in excess of $200 million, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


         The Adviser agreed not to impose all or a portion of its investment advisory fee with respect to SHYTFF in order to maintain the annualized expenses of the Fund at not more than 0.80% of average daily net assets of the Fund until April 30, 1997. For the years ended December 31, 1994, 1995 and 1996 fees incurred by SHYTFF amounted to $1,526,385, $1,552,159 and $1,885,083, respectively. For the years ended December 31, 1994, 1995 and 1996 the Adviser did not impose a fee which would have amounted to $498,322, $415,870 and $121,432, respectively.


         Legal counsel has advised the Fund that for completed fiscal periods the Adviser would have been liable for failure to comply with the terms of a publicly announced expense limitation.


         Under the Agreements, each Fund is responsible for all of its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates and any other expenses, including clerical expenses, of issuance, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Funds who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Each Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of such Fund. Each Fund is also responsible for expenses of shareholders' meetings and expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         The expense ratios for STFMF for the years ended December 31, 1994, 1995 and 1996 were 0.77%, 0.75% and 0.70%, respectively. The expense ratio for SLTTFF for the fiscal period February 15, 1994 (commencement of operations) to October 31, 1994 and for the fiscal years ended October 31, 1995 and October 31, 1996 were 0%, .23% and .63%, respectively. The expense ratios for SMTTFF for the years ended December 31, 1994, 1995 and 1996 were 0.63%, 0.70% and 0.72%, respectively. If expense maintenance had not been in effect, total annualized Fund operating expenses for SMTTFF for the years ended December 31, 1994, 1995 and 1996 would have been 0.71%, 0.72% and 0.72% of average daily net assets, respectively. The expense ratios of SMMB for the years ended December 31, 1994, 1995 and 1996 were 0.63%, 0.63% and 0.63%, respectively. Since the Adviser maintained Fund expenses as described above, the expense ratios for SHYTFF were 0.80%, 0.80% and 0.91% for the years ended December 31, 1994, 1995 and 1996, respectively.  If expense  maintenance had not been in effect,  total annualized

Fund operating expenses for SHYTFF for the years ended December 31, 1994, 1995 and 1996 would have been 0.97%, 0.94% and 0.95% of average daily net assets, respectively. Any such fee advance required to be returned to a Fund will be returned as promptly as practicable after the end of the Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment. The amortization of organizational costs is described herein under "ADDITIONAL INFORMATION--Other Information."


         The Agreement for SLTTFF is dated February 15, 1994. The Agreement will remain in effect until September 30, 1997, and will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or "interested persons" of the Adviser or the Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The Agreement was approved by such Trustees (including a majority of the Trustees who are not such "interested persons") on December 14, 1993 and by the Fund's shareowners on December 31, 1994. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         The Agreements of STFMF and SHYTFF, dated December 12, 1990, will remain in effect as to each Fund until September 30, 1997. Those Agreements and the Agreements of SMMB and SMTTFF dated August 10, 1994, will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees of each Fund who are not parties to such Agreement or "interested persons" of the Adviser or the Fund involved cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of such Fund. The Agreements of STFMF and SHYTFF were last approved, and the Agreements of SMMB and SMTTF were initially approved, by such Trustees (including a majority of the Trustees who are not such "interested persons") on August 10, 1993. The Agreements may be terminated at any time without payment of penalty by either party or sixty days' written notice, and each automatically terminates in the even of its assignment.

         The Agreements also provide that a Fund may use any name derived from the name "Scudder, Stevens & Clark, Inc." only as long as the Agreement or any extension, renewal or amendment thereof involved remains in effect.

         In reviewing the terms of the Agreements and in discussions with Scudder, Stevens & Clark, Inc. concerning the Agreements, Trustees who are not "interested persons" of the Adviser are represented by independent counsel at each Fund's expense.

         The Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by one of the Funds in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

         None of the Trustees or Officers of a Fund may have dealings with that Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

                                                                                               Position with
                                                                                               Underwriter,
Name,                                 Position              Principal                          Scudder Investor
Age and Address                       with Trust            Occupation**                       Services, Inc.
---------------                       ----------            ------------                       --------------

David S. Lee*+ (63)                   President and         Managing Director of Scudder,      President, Director and
                                      Trustee (1,2,3)       Stevens & Clark, Inc.              Assistant Treasurer

Henry P. Becton, Jr. (53)             Trustee (1)           President and General Manager,               --
WGBH                                                        WGBH Educational Foundation
125 Western Ave.
Boston, MA  02134

Dawn-Marie Driscoll (50)              Trustee (1,2,3)       Attorney and Corporate Director;             --
Driscoll Associates                                         former Partner, Palmer & Dodge,
4909 SW 9th Place                                           law firm (1988-1990)
Cape Coral, FL  33914

Peter B. Freeman (64)                 Trustee (1,2,3)       Corporate Director and Trustee                --
100 Alumni Avenue
Providence, RI  02906

Dudley H. Ladd*+ (53)                 Trustee (1)           Managing Director of Scudder,      Senior Vice President
                                                            Stevens & Clark, Inc.              and Director

George M. Lovejoy, Jr. (67)           Trustee (1,2)         President and Former Director,               --
160 Federal Street                                          Fifty Associates (Real estate
Boston, MA  02110                                           corporation)

Wesley W. Marple, Jr. (65)            Trustee (1,3)         Professor of Business                        --
Northeastern University                                     Administration, Northeastern
413 Hayden Hall                                             University, College of Business
360 Huntington Avenue                                       Administration
Boston, MA  02115


Kathryn L. Quirk*# (44)               Vice President        Managing Director of Scudder,      Senior Vice President,
                                      (2,3) and Trustee     Stevens & Clark, Inc.              Director and Clerk
                                      (1,2,3)

Jean C. Tempel (54)                   Trustee (2,3)         General Partner,                             --
TL Ventures                                                 TL Ventures 1994
10 Post Office Square                                       (Venture capital funds)
Suite 1325
Boston, MA 02109-4603


Daniel Pierce*+ (63)                  Trustee and Vice      Chairman of the Board and          Vice President,
                                      President (1)         Managing Director of Scudder,      Director and Assistant
                                                            Stevens & Clark, Inc.              Treasurer

E. Michael Brown*+ (56)               Trustee (2)           Managing Director of Scudder,      Assistant Treasurer
                                                            Stevens & Clark, Inc.

                                       60

                                                                                               Position with
                                                                                               Underwriter,
Name,                                 Position              Principal                          Scudder Investor
Age and Address                       with Trust            Occupation**                       Services, Inc.
---------------                       ----------            ------------                       --------------

Donald C. Carleton+ (62)              Vice President        Managing Director of Scudder,                --
                                      (1,2,3)               Stevens & Clark, Inc.

Philip G. Condon+ (46)                Vice President (1)    Managing Director of Scudder,      Senior Vice President
                                                            Stevens & Clark, Inc.              and Director


K. Sue Cote+ (35)                     Vice President (2)    Principal of Scudder, Stevens &              --
                                                            Clark, Inc.


Jerard K. Hartman# (64)               Vice President        Managing Director of Scudder,                --
                                      (1,2,3)               Stevens & Clark, Inc.

Thomas W. Joseph+ (58)                Vice President        Principal of Scudder, Stevens &    Vice President,
                                      (1,2,3)               Clark, Inc.                        Director, Treasurer and
                                                                                               Assistant Clerk

M. Ashton Patton (33)                 Vice President (3)    Vice President of Scudder,                   --
                                                            Stevens & Clark, Inc.

Thomas F. McDonough+ (50)             Vice President and    Principal of Scudder, Stevens &    Assistant Clerk
                                      Secretary (1,2,3)     Clark, Inc.

Pamela A. McGrath+ (43)               Vice President and    Managing Director of Scudder,                --
                                      Treasurer (1,2,3)     Stevens & Clark, Inc.

Edward J. O'Connell# (51)             Vice President and    Principal of Scudder, Stevens &    Assistant Treasurer
                                      Assistant Treasurer   Clark, Inc.
                                      (1,2,3)

(1)      SMT
(2)      STFMF
(3)      STFT


* Messrs. Lee, Ladd, Pierce and Brown and Ms. Quirk are considered by the Funds and their counsel to be Trustees who are "interested persons" of the Adviser or of the Fund, within the meaning of the 1940 Act.
** Unless otherwise stated, all Trustees and Officers have been associated with their respective companies for more than five years but not necessarily in the same capacity.
+    Address: Two International Place, Boston, Massachusetts 02110
#    Address: 345 Park Avenue, New York, New York 10154


         Messrs. Freeman, Lee and Lovejoy are members of the Executive Committee of STFMF, Ms. Tempel, Ms. Quirk and Messrs. Freeman and Lee are members of the Executive Committee of STFT, and Messrs. Lee, Lovejoy, Marple and Pierce are members of the Executive Committee of SMT. Each Committee has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as its Board is so empowered.


         As of January 31, 1997, all Trustees and officers of STFMF as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934 (the "Exchange Act")) less than 1% of the shares of the Fund.

         Certain accounts for which the Adviser acts as investment adviser owned 12,421,486 shares in the aggregate, or 5.46% of the outstanding shares of STFMF on March 31, 1997. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         To the best of STFMF's knowledge, as of March 31, 1997, no person owned beneficially more than 5% of the Fund's outstanding shares, except as stated above.

         As of January 31, 1997, all Trustees and officers of STFT as a group owned beneficially (as that term is defined in Section 13(d) under the Exchange
Act) less than 1% of SMTTFF.

         Certain accounts for which the Adviser acts as investment adviser owned 10,587,645 shares in the aggregate, or 18.41% of the outstanding shares of SMTTFF on March 31, 1997. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         As of March 31, 1997, 3,475,093 shares in the aggregate, 6.04% of the outstanding shares of SMTTFF, were held in the name of Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         To the best of STFT's knowledge, as of January 31, 1997, no person owned beneficially more than 5% of SMTTFF's outstanding shares except as stated above.

         As of March 31, 1997, all Trustees and officers of SMT as a group owned beneficially (as that term is defined under Section 13(d) of the Exchange Act) less than 1% of the shares of SMMB.

         Certain accounts for which the Adviser acts as investment adviser owned 11,521,524 shares in the aggregate, or 14% of the outstanding shares of SMMB on March 31, 1997. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial interest in such shares.

         As of March 31, 1997, 5,306,989 shares in the aggregate, 6.45% of the outstanding shares of SMMB, were held in the nominees of Fiduciary Trust
Company. Fiduciary Trust Company may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         To the best of SMT's knowledge, as of March 31, 1997, no person owned beneficially more than 5% of SMMB's outstanding shares except as stated above.

         As of March 31, 1997, all Trustees and Officers of SMT as a group owned beneficially (as that term is defined under Section 13(d) of the Exchange Act) less than 1% of the shares of SHYTFF.


         To the best of SMT's knowledge, as of March 31, 1997, no person owned beneficially more than 5% of SHYTFF's outstanding shares.

         The Trustees and Officers of STFMF, STFT and SMT also serve in similar capacities with other Scudder funds.

                                  REMUNERATION


Responsibilities of the Board--Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of the Funds' business. A majority of the Board's members are not affiliated with Scudder, Stevens & Clark, Inc. (the "Adviser"). These "Independent Trustees" have primary responsibility for assuring that the Funds are managed in the best interests of their shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of the Funds and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the

Funds' investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Funds' independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

         The Independent Trustees of SLTTFF met eight times during 1996, including Board and Committee meetings and meetings to review the Fund's contractual arrangements as described above. All of the Independent Trustees attended 100% of all such meetings.

         The Independent Trustees of SMTTFF met nine times during 1996, including Board and Committee meetings and meetings to review the Fund's contractual arrangements as described above. All of the Independent Trustees attended 100% of the meetings.

         The Independent Trustees of STFMF met nine times during 1996, including Board and Committee meetings and meetings to review the Fund's contractual arrangements as described above. All of the Independent Trustees attended at least 83% of the meetings.

         The Independent Trustees of SMMB and SHYTFF met nine times during 1996, including Board and Committee meetings and meetings to review the Fund's contractual arrangements as described above. All of the Independent Trustees attended 100% of the meetings.


Compensation of Officers and Trustees

         Each of the Independent Trustees receive the following compensation from the Funds: an annual trustee's fee of $4,000; a fee of $300 for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Funds and the Adviser or any affiliate of the Adviser; $100 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement or health insurance.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type an complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1996 from the Trusts and from all of Scudder funds as a group.

                                Scudder             Scudder Tax          Scudder Tax Free
          Name             Municipal Trust*         Free Trust**             Money Fund           All Scudder Funds
          ----             ----------------         ------------             ----------           -----------------

Henry P. Becton, Jr.,           $17,800                 --                      --                 $91,012 (16 funds)
Trustee
Dawn-Marie Driscoll,            $19,000               $19,000                  $9,500             $103,000 (16 funds)
Trustee
Peter B. Freeman,               $19,000               $19,000                  $9,500             $131,734 (33 funds)
Trustee
George M. Lovejoy, Jr.,         $19,000                 --                     $9,500             $124,512 (13 funds)
Trustee
Wesley W. Marple, Jr.,          $19,000               $19,000                   --                $106,812 (16 funds)
Trustee
Jean C. Tempel, Trustee           --                  $18,400                  $9,200             $102,895 (16 funds)

*    Scudder Municipal Trust consists of two Funds: Scudder Managed Municipal Bonds and Scudder High Yield Tax Free
     Fund
**   Scudder Tax Free Trust  consists of two Funds:  Scudder  Medium  Term Tax Free Fund and Scudder  Limited  Term Tax
     Free Fund


         Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Trusts, although they are compensated as employees of Scudder, or its affiliates as a result of which they may be deemed to participate in fees paid by each Fund.


                                   DISTRIBUTOR

         Each Fund has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The underwriting agreements of STFMF, SLTTFF, SMTTFF, SMMB and SHYTFF each dated September 10, 1985, July 15, 1985, January 12, 1987 and January 12, 1987, respectively, will remain in effect until September 30, 1997 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or "interested persons" of any such party and by a vote either of a majority of the Trustees or a majority of the outstanding voting securities of the relevant Fund. The underwriting agreement of each Fund was last approved by the Trustees on August 13, 1996.

         Under the underwriting agreements, each Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering a Fund as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of that Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both that Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by that Fund, unless a rule 12b-1 plan is in effect which provides that the Fund shall bear some or all of such expenses.

Note: Although each Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Fund would also pay those fees and expenses permitted to be paid or assumed by that Fund pursuant to a 12b-1 Plan, if any, were such a plan adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers shares of each Fund and Portfolio on a continuous basis to investors in all states in which the Fund may from time to time be registered or where permitted by applicable law. Each underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of any Fund.

                                      TAXES

   (See "Transaction information--Tax information, Tax identification number" and "Distribution and performance information" in the Funds' prospectus.)

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in the Statement of Additional Information in light of their particular tax situation.

         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and has qualified as such. Each of the Funds intends to continue to so qualify, in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level.

         In order to qualify as a regulated investment company, each Fund must meet certain requirements regarding the source of its income and the diversification of its assets and must also derive less than 30% of its gross income in each taxable year from certain types of investments (such as securities, options and financial futures) held for less than three months. Legislation currently pending before the U.S. Congress would repeal this requirement. However, it is impossible to predict whether this legislation will become law and, if it is so enacted, what form it will eventually take.

         As a regulated investment company qualifying under Subchapter M of the Code, each Fund is required to distribute to its shareholders at least 90 percent of its taxable net investment income and net short-term capital gain in excess of net long-term capital loss and at least 90 percent of its tax-exempt net investment income and generally is not subject to federal income tax to the extent that it distributes annually all of its taxable net investment income and net realized long-term and short-term capital gains in the manner required under the Code. Each of the Funds intends to distribute annually all taxable and tax-exempt net investment income and net realized capital gains in compliance with applicable distribution requirements and therefore do not expect to pay federal income tax.

         Each of the Funds is subject to a 4% nondeductible excise tax on amounts of taxable income required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of such Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. (Investment companies with taxable years ending on November 30 or December 31 may make an irrevocable election to measure the required capital gain distribution using their actual taxable year.) Although the Funds' distribution policies should enable them to avoid excise tax liability, each Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the best interest of such Fund and its shareholders.


         Net investment income is made up of dividends and interest, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward or post-October loss of a Fund. SLTTFF, STFMF, SHYTFF and SMMB intend to offset realized capital gains by using their capital loss carryforwards before distributing any capital gains. In addition, SHYTFF and SMMB intend to offset realized capital gains by using their post-October losses before distributing any capital gains. As of December 31, 1996, STFMF had a net capital loss carryforward of approximately $696,000, which may be applied against realized capital gains of each succeeding year until fully utilized or until December 31, 1997 ($________), December 31, 2000 ($7,000), December 31, 2001 ($29,000), December 31, 2002 ($38,000) and December
31, 2003 ($78,000), the respective expiration dates, whichever occurs first. As of December 31, 1996, SHYTFF had a net capital loss carryforward of approximately $6,242,000, which may be applied against realized capital gains of each succeeding year until fully utilized or until December 31, 2002, the expiration date, whichever occurs first. As of December 31, 1996, SMMB had a net capital loss carryforward of approximately $985,000, which may be applied against realized capital gains of each succeeding year until fully utilized or until December 31, 2002, the expiration date, whichever occurs first.


         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by STFT, SMMB or SHYTFF for reinvestment, requiring federal income taxes to be paid thereon, the Fund involved will elect to treat such capital gains as having been distributed to its shareholders. As a result, shareholders will report such capital gains as long-term capital gains, will be able to claim their share of federal income taxes paid by that Fund on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their Fund shares by the difference between a pro rata share of such gains and their individual tax credit.

         Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

         Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow-through as tax-exempt interest to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of the taxable year is invested in state, municipal and other obligations the interest on which is exempt under Section 103(a) of the Code. Each of the Funds intends to satisfy this 50% requirement in order to permit distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of their shareholders. Distributions to shareholders of tax-exempt interest earned by such Funds for the taxable year are therefore not subject to regular federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described below. Discount from certain stripped tax-exempt obligations or their coupons, however, may be taxable.

         The Revenue Reconciliation Act of 1993 requires that any market discount recognized on a tax-exempt bond is taxable as ordinary income. This rule applies only for disposals of bonds purchased after April 30, 1993. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Under prior law, the treatment of market discount as ordinary income did not apply to tax-exempt obligations. Instead, realized market discount on tax-exempt obligations was treated as capital gain. Under the new law, gain on the disposition of a tax-exempt obligation or any other market discount bond that is acquired for a price less than its principal amount will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount. This rule is effective only for bonds purchased after April 30, 1993.

         Since no portion of the income of each of the Funds will be comprised of dividends from domestic corporations, none of the income distributions of the Funds will be eligible for the 70% deduction for dividends received from a Fund by its corporate shareholders.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund involved have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction to corporate shareholders of the Funds. Any loss realized upon the redemption of shares of STFT, SMMB or SHYTFF within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Any short-term capital loss realized upon the redemption of shares of STFT, SMMB or SHYTFF within six months from the date of their purchase will be disallowed to the extent of any tax-exempt dividends received with respect to such shares. Any loss realized on the redemption of shares of one of such Funds may be disallowed if shares of the same Fund are purchased (including shares purchased under the dividend investment plan or the automatic reinvestment plan) within 30 days before or after such redemption.

         Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the 20% alternative minimum tax. A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the 26% and 28% alternative minimum tax.

         Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund issues to its shareholders a statement of the federal income tax status of all distributions, including a statement of the percentage of the prior calendar year's distributions which were designated as tax-exempt, the percentage of such tax-exempt distributions treated as a tax-preference item for purposes of the alternative minimum tax, and the source of such distributions on a state-by-state basis. All distributions of taxable or tax-exempt net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and distributions declared in October, November or December to shareholders as of a record date in such a month will be deemed to have been received by shareholders in December if paid during January of the following year. Redemptions of shares, except shares of STFMF, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them (to the extent that such distribution is from taxable income or gain).

         All futures contracts entered into by STFT, SMMB or SHYTFF, and all options on futures contracts written or purchased by them will be governed by
Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security owned by such Fund.

         Positions of STFT, SMMB or SHYTFF, which consist of at least one debt security not governed by Section 1256 and at least one futures contract or option on a futures contract governed by Section 1256 which substantially diminishes the risk of loss with respect to such debt security, will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. SMTTFF, SMMB and SHYTFF will monitor their transactions in options and futures and may make certain tax elections in order to mitigate the operation of these rules and prevent their disqualification as regulated investment companies for federal income tax purposes.

         Under the federal income tax law, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains and, in the case of SLTTFF, SMTTFF, SMMB and SHYTFF, gross proceeds from the redemption or exchange of shares, except in the case of certain exempt shareholders. Under the "backup withholding" tax provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of shares are generally subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish a regulated investment company with their taxpayer identification numbers and with their required certifications regarding their status under the federal income tax law. Under a special exception, distributions of taxable income and capital gains of each Fund will not be subject to backup withholding if each reasonably estimates that at least 95% of all such distributions will consist of tax-exempt interest dividends. However, the proceeds from the redemption or exchange of shares of SLTTFF, SMTTFF, SMMB and SHYTFF may be subject to backup withholding. If the withholding provisions are applicable, any such distributions and proceeds, whether distributed in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of each Fund will not be deductible for federal income tax purposes. Under rules used by the Internal Revenue Service to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

         Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. The Funds have not undertaken any investigation as to the users of the facilities financed by bonds in their portfolios.

         Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, tax-exempt bonds, as well as the tax-exempt nature of interest paid thereon.

         It is not possible to predict with certainty the effect of these recent tax law changes upon the tax-exempt bond market, including the availability of obligations appropriate for investment, nor is it possible to predict any additional restrictions that may be enacted in the future. Each Fund will monitor developments in this area and consider whether changes in its objectives or policies are desirable.

         Shareholders may be subject to state and local taxes on distributions from each Fund and redemptions of the shares of each Fund. Some states exempt from the state personal income tax distributions received from a regulated investment company to the extent such distributions are derived from interest on obligations issued by such state or its municipalities or political subdivisions.

         Each Fund is organized as a Massachusetts business trust or a series of such trust and is not liable for any income or franchise tax in The Commonwealth of Massachusetts provided that each qualifies as a regulated investment company under the Code.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations and applicable state and local tax laws. Certain political events, including federal elections and future amendments to federal income tax laws, may affect the desirability of investing in the Funds.

                             PORTFOLIO TRANSACTIONS

Brokerage

         To the maximum extent feasible, the Adviser places orders for portfolio transactions through the Distributor, which in turn places orders on behalf of the Fund involved with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Funds for this service. Allocation of brokerage is supervised by the Adviser.

         A Fund's purchases and sales of portfolio securities are generally placed by the Adviser with the issuer or a primary market maker for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities but only if a Fund would obtain the most favorable net results, including such fee, on a particular transaction. Purchases of underwritten issues may be made which will involve an underwriting fee paid to the underwriter. To date, no brokerage commissions have been paid.

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

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Funds is to obtain the most favorable net results taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to the Custodian for appraisal purposes, or who supply research, market and statistical information to the Funds. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities; and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that a broker or dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders will be placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Funds and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort, since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds and not all such information is used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Funds.

         The Trustees of each Fund intend to review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover


         The portfolio turnover rate of SMTTFF (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less) for the years ended December 31, 1996 and 1995 were 14.1% and 36.1%, respectively. The portfolio turnover rates of SLTTFF for the period February 15, 1994 (commencement of operations) to October 31, 1994 and for the fiscal year ended October 31, 1996 were 37.5% and 37.7%, respectively. The portfolio turnover rates of SMMB for the years ended December 31, 1996 and 1995 were 12.2% and 17.8%, respectively. The portfolio turnover rates of SHYTFF for the years ended December 31, 1996 and 1995 were 21.9% and 27.3%, respectively.


                                 NET ASSET VALUE

Scudder Tax Free Money Fund

         The net asset value per share of STFMF is determined by STFMF's custodian, State Street Bank and Trust Company, twice daily as of twelve o'clock noon and the close of regular trading on the New York Stock Exchange on each day when the Exchange is open for trading. The Exchange normally is closed on the following national holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the total assets of the Fund, less all of its liabilities, by the total number of shares of the Fund outstanding. The valuation of STFMF's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price STFMF would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of STFMF may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by STFMF resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other securities and assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Trustees review the valuation of STFMF's securities through receipt of regular reports from the Adviser at each regular Trustees' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

Scudder Limited Term Tax Free Fund, Scudder Medium Term Tax Free Fund, Scudder Managed Municipal Bonds and Scudder High Yield Tax Free Fund

         The net asset value of shares of SLTTFF, SMTTFF, SMMB and SHYTFF are computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security (not subject to resale restrictions) is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). If there are no bid and asked quotations, the security is valued at the most recent bid quotation. An unlisted equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at the most recent sale price. If there are no such sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is the most recent sale price. If there are no such sales, the security is valued at the Calculated Mean. If there is no Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If no such bid quotation is available, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         Option contracts on securities, currencies, futures and other financial instruments traded on an exchange are valued at their most recent sale price on the exchange. If no sales are reported, the value is the Calculated Mean, or if the Calculated Mean is not available, the most recent bid quotation in the case of purchased options, or the most recent asked quotation in the case of written options. Option contracts traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options. Futures contracts are valued at the most recent settlement price. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate.

         If a security is traded on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

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

         If, in the opinion of the Fund's Valuation Committee, the value of an asset as determined in accordance with these procedures does not represent the fair market value of the asset, the value of the asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of the funds' other portfolio holdings is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rates on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The financial highlights of the Funds included in the prospectuses and the financial statements incorporated by reference in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and have been so included or incorporated by reference in reliance upon the accompanying reports of said firm, which reports are given upon their authority as experts in accounting and auditing.


Shareholder Indemnification

         STFMF, STFT and SMT are organizations of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declarations of Trust of each Trust contain an express disclaimer of shareholder liability in connection with the Funds' property or the acts, obligations or affairs of the Funds. The Declarations of Trust also provide for indemnification out of the Funds' property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Ratings of Municipal Obligations

     The six highest ratings of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. Together with securities rated A and Baa, they comprise investment grade securities. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade. Moody's judges municipal bonds rated Ba to have speculative elements, with very moderate protection of interest and principal payments and thereby not well safeguarded under any future conditions. Municipal bonds rated B by Moody's generally lack characteristics of desirable investments. Long-term assurance of the contract terms of B-rated municipal bonds, such as interest and principal payments, may be small. Securities rated Ba or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

     Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2 are of high quality, with margins of protection ample although not as large as in the preceding group.

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

     The six highest ratings of S&P for municipal bonds are AAA (Prime), AA (High grade), A (Good grade), BBB (Investment grade), BB (Below investment grade) and B. Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and to repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade. Debt rated BB by S&P faces major ongoing uncertainties or exposure to adverse conditions which could lead to inadequate capacity to meet timely interest and principal payments. Municipal bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Securities rated BB or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.


     S&P's top ratings for municipal notes are SP1 and SP2. The designation SP1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An SP2 designation indicates a satisfactory capacity to pay principal and interest.


     The six highest ratings of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Securities rated BB or below by Fitch are considered below investment grade. Fitch considers bonds rated BB to be speculative because the issuer's ability to pay interest and repay principal may be affected over time by adverse economic changes, although financial alternatives can be identified to assist the issuer in meeting its obligations. While bonds rated B are currently meeting debt service requirements, they are considered highly speculative in light of the issuer's limited margin of safety. Securities rated BB or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings


         Commercial   paper  rated  A1  or  better  by  S&P  has  the  following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.


         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

         Recently comparatively short-term obligations have been introduced in the municipal market. S&P, Moody's and Fitch rate such obligations. While the factors considered in municipal credit evaluations differ somewhat from those relevant to corporate credits, the rating designations and definitions used with respect to such obligations by S&P and Moody's are the same, respectively, as those used in their corporate commercial paper ratings.

Glossary

1.       Bond

         A contract by an issuer (borrower) to repay the owner of the contract (lender) the face amount of the bond on a specified date (maturity date) and to pay a stated rate of interest until maturity. Interest is generally paid semiannually in amounts equal to one half the annual interest rate.

2.       Debt Obligation

         A  general  term  which   includes   fixed  income  and  variable  rate
         securities, obligations issued at a discount and other types of securities which evidence a debt.

3.       Discount and Premium

         (a)      Market Discount and Premium

                  A discount (premium) bond is a bond selling in the market at a price lower (higher) than its face value. The amount of the market discount (premium) is the difference between market price and face value.

         (b)      Original Issue Discount

                  An original issue discount is the discount from face value at which the bond is first offered to the public.

4.       Face Value

         The value of a bond that appears on the face of the bond, unless the value is otherwise specified by the issuing company. Face value is ordinarily the amount the issuing company promises to pay at maturity. Face value is not an indication of market value.

5.       Liquidation

         The process of converting securities or other property into cash.

6.       Maturity

         The date on which the principal amount of a debt obligation comes due by the terms of the instrument.

7.       Municipal Security

         Securities issued by or on behalf of states, territories and possessions of the United States, their political subdivisions, agencies and instrumentalities and the District of Columbia and other issuers, the interest from which is, at the time of issuance in the opinion of bond counsel for the issuers, exempt from federal income tax, except for the applicability of the alternative minimum tax.

8.       Net Asset Value Per Share

         The value of each share of each Fund for purposes of sales and redemptions.

9.       Net Investment Income

         The net investment income of a Fund is comprised of its interest income, including accretion of original issue discounts, less amortization of premiums and expenses paid or accrued computed under Generally Accepted Accounting Principles (GAAP).

10.      Par Value

         Par value of a bond is a dollar amount representing the denomination and assigned value of the bond. It signifies the dollar value on which interest on the bonds is computed and is usually the same as face value and maturity value for an individual bond. For example, most bonds are issued in $1,000 denominations and they have a face value, maturity value and par value of $1,000. Their market price can of course vary significantly from $1,000 during their life between issuance and maturity.

11.      Series

         SMT is composed of two series: SMMB and SHYTFF. Each Series is distinct from the other, although both SMMB and SHYTFF are combined in one investment company--SMT.

         STFT is composed of two series: SMTTFF and SLTTFF. Each series is distinct from the other, although both SMTTFF and SLTTFF are combined in one investment company--STFT.

Other Information

         The CUSIP number for STFMF is 811235-10-0.

         The CUSIP number for SLTTFF is 81123Q104.

         The CUSIP number for SMTTFF is 811236-20-7.

         The CUSIP number for SMMB is 811170-10-9.

         The CUSIP number for SHYTFF is 811170-20-8.

         STFMF, SMTTFF, SMMB and SHYTFF have a taxable year ending on December 31, SLTTFF has a taxable year ending October 31.

         Portfolio securities of each Fund and each series of SMT are held separately, pursuant to a custodian agreement, by the Funds' custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

         Costs  of  $41,953   incurred  by  SLTTFF  in   conjunction   with  its
organization had been deferred and are being amortized over five years beginning February 15, 1994.

         The firm of Willkie Farr & Gallagher is legal counsel for each Fund.

         The name "Scudder Tax Free Money Fund" is the designation of the Trustees for the time being under an Amended and Restated Declaration of Trust dated December 9, 1987, the name "Scudder Tax Free Trust" is the designation of the Trustees for the time being under an Amended and Restated Declaration of Trust dated December 8, 1987 and the name "Scudder Municipal Trust" is the designation of the Trustees for the time being under an Amended and Restated Declaration of Trust dated December 11, 1987, each as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by a Fund's Declaration of Trust, as amended from time to time. The Declaration of Trust of each Fund is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with a Fund must look only to the assets of that Fund for the enforcement of any claims against such Fund as no other series of a Trust assumes any liabilities for obligations entered into on behalf of a Fund.

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes each Fund's net asset value. STFMF pays SFAC an annual fee equal to 0.020% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million, 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the year ended December 31, 1996, the amount charged to STFMF by SFAC aggregated $45,463, of which $3,795 was unpaid on December 31, 1996. SLTTFF, SMTTFF, SMMB and SHYTFF pay SFAC an annual fee equal to 0.024% of the first $150 million of average daily net assets,
0.0070% of such assets in excess of $150 million, 0.0040% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The fee incurred by SLTTFF to SFAC for the fiscal year ended October 31, 1996 amounted to $39,722. For the year ended December 31, 1996, the amounts charged to SMTTFF, SMMB and SHYTFF by SFAC aggregated $96,034, $99,729 and $59,882, respectively. For the year ended December 31, 1996, the amounts unpaid by SMTTFF, SMMB, and SHYTFF aggregated $7,900, $8,285 and $4,936, respectively.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of Scudder, Stevens & Clark, Inc., is the transfer and dividend-paying agent for the Funds. Service Corporation also serves as shareholder service agent for the Funds. SMTTFF, SLTTFF, SMMB and SHYTFF each pay Service Corporation an annual fee of $25.00 for each account maintained for a shareholder. STFMF pays Service Corporation an annual fee of $28.90 for each account maintained for a shareholder. $221,703 was charged to STFMF for the year ended December 31, 1996 of which $16,977 is unpaid at December 31, 1996. A total of $329,743 was charged by Service Corporation to SMMB for the calendar year ended December 31, 1996, $28,897 of which is unpaid at December 31, 1996. A total of $292,138 was charged to SHYTFF for the year ended December 31, 1996, $24,809 of which is unpaid at December 31, 1996. $406,238 was charged to SMTTFF for the year ended December 31, 1996, of which $33,406 is unpaid at December 31, 1996. For SLTTFF for the year ended October 31, 1996, Service Corporation imposed an aggregated fee of $44,784.

         Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103 for such accounts. Each Fund pays Scudder Trust Company an annual fee of $17.55 per shareholder account.

         The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which each Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statements and their amendments for further information with respect to the Funds and the securities offered hereby. The Registration Statements and their amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder Tax Free Money Fund


         The financial statements, including the investment portfolio, of Scudder Tax Free Money Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated December 31, 1996 and are hereby deemed to be part of this Statement of Additional Information.

Scudder Limited Term Tax Free Fund

         The financial statements, including the investment portfolio of Scudder Limited Term Tax Free Fund together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated October 31, 1996, and are hereby deemed to be part of this Statement of Additional Information.

Scudder Medium Term Tax Free Fund


         The financial statements, including the investment portfolio, of Scudder Medium Term Tax Free Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated December 31, 1996, and are hereby deemed to be part of this Statement of Additional Information.


Scudder Managed Municipal Bonds


         The financial statements, including the investment portfolio, of Scudder Managed Municipal Bonds, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated December 31, 1996 and are hereby deemed to be part of this Statement of Additional Information.


Scudder High Yield Tax Free Fund


         The financial statements, including the investment portfolio, of Scudder High Yield Tax Free Fund, together with the Report of Independent
Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated December 31, 1996 and are hereby deemed to be part of this Statement of Additional Information.

Scudder Tax Free Money Fund

Annual Report
December 31, 1996

Pure No-Load(TM) Funds

A money market fund offering opportunities for tax-free income and stability of principal from high-quality, short-term tax-exempt securities.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

                               Table of Contents
2    In Brief
3    Letter from the Fund's President
4    Portfolio Management Discussion
7    Investment Portfolio
13   Financial Statements
16   Financial Highlights
17   Notes to Financial Statements
19   Report of Independent Accountants
20   Tax Information
21   Shareholder Meeting Results
25   Officers and Trustees
26   Investment Products and Services
27   How to Contact Scudder


                                    In Brief

o As of December 31, 1996, Scudder Tax Free Money Fund provided a higher after-tax yield than the average taxable money fund. The Fund's 3.30% 7-day net annualized yield translated into a 5.16% fully taxable yield for those in the 36% tax bracket. The average 7-day yield for taxable money funds was 4.90% for the same period, according to IBC's Money Fund Report.

o The Fund's total return for the period was 2.91%, in keeping with the 2.93% average return of the 133 tax-free money funds tracked by Lipper Analytical Services.

o As of December 31, the Fund's average maturity stood at a relatively neutral 56 days, compared with 51 days for the average tax free money fund tracked by IBC.


                         2 - Scudder Tax Free Money Fund

                        Letter From the Fund's President

Dear Shareholders,

     We hope you enjoy our newly redesigned shareholder report. The new format is designed to enhance the attractiveness and readability of the reports. Let us know what you think.

     This annual report for Scudder Tax Free Money Fund covers a period of strength for both the U.S. economy and stock market. The economy has been experiencing an expansion of record length, and while a mild recession would not be a surprise this year, there are few reasons to question the economy's long-term strength. While the financial markets will always surge and dip in response to short-term indicators, we believe many long-term structural factors such as deregulation, globalization, and technology are setting the stage for an extended period of global economic growth without harmful levels of inflation. As such, we don't expect the Federal Reserve to raise interest rates any time soon, although it remains a possibility.

     Money market funds generally provided attractive returns during 1996 for those investors seeking a stable share price and an interest-paying alternative to cash. Money funds consistently attracted investor interest, ending the year at approximately $910 billion in total assets. Scudder Tax Free Money Fund posted a 3.30% 7-day net annualized yield as of December 31, 1996.

     Money market funds remain an important part of any well-balanced portfolio, providing both a convenient parking place for cash savings and a haven from the market's short-term fluctuations. Regardless of the economic environment, Scudder Tax Free Money Fund will seek to maintain its $1.00 share price and income free from federal taxes.

     I'd like to highlight an innovative new product Scudder launched recently called Scudder Pathway Series. A "fund of funds," Pathway Series is a collection of four distinct mutual fund portfolios -- Conservative, Growth, Balanced, and International -- that offers flexibility, diversification, and simplicity. Each portfolio invests in a select mix of Scudder Funds designed to help achieve a specific investment objective. For more information on Scudder Fund products and services, please turn to page 26. Should you have any questions about your Fund or investments, please contact a Scudder Investor Relations representative at 1-800-225-2470, or access our Web site at http://funds.scudder.com.

Sincerely,

/s/David S. Lee
David S. Lee
President,
Scudder Tax Free Money Fund


                         3 - Scudder Tax Free Money Fund

                        Portfolio Management Discussion

Dear Shareholders,

1996 provided money market investors with respectable yields, although a much anticipated increase in short-term interest rates failed to materialize due primarily to continued low inflation and moderate economic growth. These factors bode well for the U.S. economy, and also increase the likelihood of comparatively high inflation-adjusted yields overall. Scudder Tax Free Money Fund provided a 3.30% 7-day net annualized yield as of December 31, 1996, which translates into a 5.16% fully taxable yield for those in the 36% tax bracket. The average 7-day yield for taxable money funds, by comparison, was 4.90% for the same period, according to IBC's Money Fund Report. The Fund's total return for the period was 2.91%, compared with the 2.93% average return of the 133 tax-free money funds tracked by Lipper Analytical Services.

                      Money Markets Provide Haven in 1996

1996 was a noteworthy year for U.S. stocks, with diminished enthusiasm for bonds as a result. The S&P 500 Index increased almost 23% for the year, despite wide vacillations in investor sentiment. In July, for instance, stock returns were hit hard by inflation fears arising from surprisingly strong economic indicators. Bond returns for the year were generally mediocre, as long-term rates ended the year higher, but ratcheted down somewhat over the last six months of 1996.

Money market funds provided a haven for those uncomfortable with the market's short-term gyrations, as well as for those who desired a convenient resting place for their savings. During the year, more than $135 billion flowed into money funds overall, with industry-wide money fund assets reaching $910 billion by the end of December.

Money market fund managers spent much of the year with their eyes on the Federal Reserve, anticipating a potential interest rate hike. As a result, many money funds defensively shortened their average maturities. Once the Federal Reserve declined to raise rates in September, sentiment shifted and money fund managers began extending maturities to capture higher yields.

                       Portfolio Maintains Neutral Stance

After the Federal Reserve increased short-term interest rates in February, we began increasing the Fund's average maturity. Market uncertainty caused us to remain fairly neutral during most of the year, however, as investors prepared for a hike in short-term rates that never materialized. While we were not convinced that a rate increase was imminent, we were forced to respond to market volatility by taking a slightly defensive position. The tradeoff was the lost opportunity to capture the superior yields offered by longer-maturity instruments. Once we felt comfortable extending the Fund's average maturity in September, instruments with longer maturities offered only modest additional value when compared with more liquid investments available in the marketplace.


                         4 - Scudder Tax Free Money Fund

Despite these factors, the Fund continued to post competitive returns during the year. We continue our search for federally tax-free securities at the longer end of the maturity spectrum that offer the opportunity to lock in attractive yields. As of December 31, the Fund's average maturity stood at a neutral 56 days, compared with 51 days for the average tax-free money fund.

At the close of the period, 60% of the Fund was invested in tax-exempt variable rate demand notes. These very short term securities pay interest at current market levels and return their entire face value when redeemed, which affords the Fund a great deal of liquidity and price stability.

A significant portion of the Fund's portfolio (20%) was invested in tax-exempt commercial paper, much of it in the 35- to 40-day maturity range. Although these instruments provide less liquidity than shorter-term instruments, they offer the opportunity to lock in some attractive yields. Moreover, there is an abundance of liquidity in the rest of the Fund's holdings that allows us the flexibility to react quickly to interest rate fluctuations if necessary.

                               The Coming Months

Absent any unforeseen shocks, 1997 should provide investors with moderate economic growth, stable to higher stock prices, and uncertainty with respect to interest rates. While always a possibility, we don't expect the Federal Reserve to lower short-term interest rates any time soon.


                         5 - Scudder Tax Free Money Fund

In this environment, we plan to favor money market securities that offer good relative value across the maturity spectrum. Our focus will remain on quality as we select investments to maintain Scudder Tax Free Money Fund's stable share price and competitive yield, with the added benefit of federally tax-free income. We believe Scudder Tax Free Money Fund continues to offer a relatively safe vehicle for meeting your short-term investment needs.

Please call a Scudder representative at 1-800-225-2470 should you have any questions about your Fund. Thank you for choosing Scudder Tax Free Money Fund.

Sincerely,
Your Portfolio Management Team
/s/K. Sue Cote
K. Sue Cote
/s/Donald C. Carleton
Donald C. Carleton

                                Scudder Tax Free
                                   Money Fund:
                          A Team Approach to Investing

Scudder Tax Free Money Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager K. Sue Cote, who joined Scudder in 1983, assumed responsibility for the Fund's investment strategy and operations in 1986 and has over 10 years of experience in short-term tax free investing. Donald C. Carleton, Portfolio Manager, has worked on the Fund since 1986 and has 26 years of experience in tax-free investing.

Your Portfolio Management Team: K. Sue Cote and Donald C. Carleton (photographs)

                         6 - Scudder Tax Free Money Fund

                  Investment Portfolio as of December 31, 1996

                                                                                                      Credit
                                                                                       Principal    Rating (b)      Value ($)
                                                                                      Amount ($)    (Unaudited)     (Note A)
-----------------------------------------------------------------------------------------------------------------------------
Municipal Investments 100.0%
-----------------------------------------------------------------------------------------------------------------------------
Alabama

Montgomery, AL, Pollution Control and Solid Waste, General Electric Co.
  Project, Series 1990, Tax Exempt Commercial Paper, 3.55%, 2/24/97 ...............     850,000          A1+          850,000

Phenix City, AL, Industrial Development Bond, Mead Coated Board Project, Daily
  Demand Note, 5.1%, 10/1/25* .....................................................     600,000          A1           600,000

Alaska

Alaska Housing Finance Corp., General Mortgage Revenue, Series 1991~A, Weekly
  Demand Note, 4.3%, 6/1/26* ......................................................  10,000,000          A1+       10,000,000

Valdez, AK, Marine Terminal, ARCO Transportation Alaska Inc. Project,
  Series 1994A, Tax Exempt Commercial Paper, 3.55%, 2/20/97 .......................   1,200,000          MIG1       1,200,000

Arizona

Apache County, AZ, Industrial Development Revenue, Tuscon Electric Co.,
  Springerville Project, Series 1985 A, Weekly Demand Note, 4.1%, 12/1/20* ........   1,500,000          A1+        1,500,000

Maricopa County, AZ, Industrial Development Authority, Royal Oaks Sun City
  Project, Weekly Demand Note, 4.15%, 9/1/02* .....................................     200,000          MIG1         200,000

Maricopa County, AZ, Pollution Control Revenue, Palos Verde Project,
  Series 1985F, Tax Exempt Commercial Paper, 3.55%, 2/11/97 .......................   1,500,000          A1         1,500,000

Pima County, AZ, Industrial Development Authority, Tucson Electric Power Co.
  Series 1982 A, Weekly Demand Note, 4.1%, 7/1/22* ................................   2,100,000          A1+        2,100,000

Salt River, AZ, Agricultural Improvement District, Tax Exempt Commercial Paper,
  3.55%, 2/20/97 ..................................................................   3,000,000          A1+        3,000,000

California

City of Riverside, CA, Countrywood Apartments, Multi~Family Revenue, Series
  1985D, Weekly Demand Bonds, 4.025%, 5/1/05* .....................................   1,000,000          SS&C       1,000,000

Huntington Beach, CA, Multi~Family Housing Revenue, River Meadows Apartments,
  Series B, Weekly Demand Bonds, 4.125%, 10/1/05* .................................   1,700,000          SS&C       1,700,000

Lancaster, CA, Willows Project Series, Weekly Demand Bonds, 4.15%, 2/1/05* ........   8,650,000          A1+        8,650,000

Los Angeles County, CA, Tax And Revenue Anticipation Notes, Series 1996 A, 4.5%,
  6/30/97 .........................................................................   3,000,000          MIG1       3,009,257

Riverside, CA, Multi~Family Housing Revenue, Polk Apartments, Weekly Demand
  Note, 4.0%, 12/1/05* ............................................................   2,000,000          A1         2,000,000

Colorado

Northglenn, CO, Industrial Development Revenue, 4%, 1/1/09* .......................   1,400,000          MIG1       1,400,000

District Of Columbia

District of Columbia, General Fund Recovery, Series B~3, Daily Demand Note,
  5.1%, 6/1/03* ...................................................................     800,000          A1+          800,000

    The accompanying notes are an integral part of the financial statements.


                         7 - SCUDDER TAX FREE MONEY FUND

                                                                                                      Credit
                                                                                       Principal    Rating (b)      Value ($)
                                                                                      Amount ($)    (Unaudited)     (Note A)
-----------------------------------------------------------------------------------------------------------------------------
District of Columbia, General Obligation, General Fund Recovery, Series B, Daily
  Demand Note, 5.1%, 6/1/03* ......................................................   1,000,000          MIG1       1,000,000

Florida

Broward County, FL, Housing Finance Authority, Welleby Apartments Project, Weekly
  Demand Note, 4.25%, 12/1/06* ....................................................   1,000,000          MIG1       1,000,000

City of Gainsville, FL, Utilities System, Series C, Tax Exempt Commercial Paper:

  3.45%, 2/20/97 ..................................................................   1,600,000          A1+        1,600,000

  3.4%, 3/10/97 ...................................................................   2,000,000          A1+        2,000,000

Dade County, FL, Water and Sewer System Revenue, Series 1994, Weekly Demand
  Note, 4.0%, 10/5/22 (c)* ........................................................   2,100,000          A1+        2,100,000

Jacksonville, FL, Pollution Control Revenue, Florida Power and Light, Series 1994,
  Tax Exempt Commercial Paper, 3.65%, 1/7/97 ......................................   1,000,000          MIG1       1,000,000

Putnam County, FL, Pollution Control Revenue, Seminole Electric Cooperative
  Finance Corp., 1984 Series H~2, Weekly Demand Note, 4.15%, 3/15/14* .............   2,550,000          A1+        2,550,000

Sarasota County, FL, Public Hospital District, Sarasota Memorial Hospital,
  Series 1993A, Tax Exempt Commercial Paper, 3.7%, 2/18/97 ........................   2,000,000          A1         2,000,000

Georgia

DeKalb Private Hospital Authority, Egleston Children's Hospital at Emory
  University, Series 1994 B, Weekly Demand Note, 4.15%, 3/1/24* ...................   5,000,000          A1+        5,000,000

Georgia Municipal Gas Authority Revenues, Southern Portfolio I, Project C,
  Tax Exempt Commercial Paper 3.62%, 1/8/97 .......................................   3,700,000          MIG1       3,700,000

Idaho

Idaho State Tax Anticipation Notes, Series 1996, 4.5%, 6/30/97 ....................   3,000,000          MIG1       3,008,539

Illinois

Illinois Development Finance Authority, Molex Inc. Project, Series 1985, Weekly
  Demand Note, 4.15%, 7/1/05* .....................................................   1,000,000          SS&C       1,000,000

Illinois Educational Facilities Authority, University Pooled Finance Program,
  Weekly Demand Note, 4.25%, 12/1/05 (c)* .........................................   2,275,000          MIG1       2,275,000

Illinois Health Facilities Authority, Rush Presbyterian St. Lukes Hospital,
  Series 1989 A, Tax Exempt Commercial Paper, 3.45%, 3/5/97 .......................   2,500,000          A1+        2,500,000

Pekin, IL, Industrial Development Revenue Refunding Bonds, BOC Group, Series
  1992, Weekly Demand Note, 4.15%, 9/1/12* ........................................   5,000,000          SS&C       5,000,000

Skokie IL, Skokie Fashion Square Weekly Demand Note, Series 1984, 4.125%,
  12/1/14* .......................................................................    2,000,000          MIG1       2,000,000

Indiana

Hoosier Energy Rural Electric Project, Sullivan, IN, Series 1985 L, Tax Exempt
  Commercial Paper:

   3.7%, 1/21/97 .................................................................      400,000          A1+          400,000

    The accompanying notes are an integral part of the financial statements.


                         8 - SCUDDER TAX FREE MONEY FUND

                                                                                                      Credit
                                                                                       Principal    Rating (b)      Value ($)
                                                                                      Amount ($)    (Unaudited)     (Note A)
-----------------------------------------------------------------------------------------------------------------------------
   3.6%, 2/25/97 ..................................................................     400,000          A1+          400,000

Indianapolis, IN, Local Public Improvement Bond Bank Notes, Series 1996 H:

  4.125%, 7/10/97 .................................................................     500,000          SP1+         501,516

  4.125%, 7/10/97 .................................................................   2,000,000          SP1+       2,006,065

Kentucky

Kentucky Development Finance Authority, Healthcare System, Appalachian Regional
  Health Care, Series 1991, Weekly Demand Note, 4.25%, 9/1/06* ....................   1,600,000          MIG1       1,600,000

Mayfield, KY, Multi~City Lease Revenue Kentucky League of Cities Funding Trust,
  Weekly Demand Note, Series 1996, 4.3%, 7/1/26* ..................................   1,400,000          MIG1       1,400,000

Maryland

Anne Arundel County, MD, Baltimore Electric & Gas Company, Tax Exempt
  Commercial Paper, 3.6%, 3/5/97 ..................................................   3,600,000          A1         3,600,000

Massachusetts

Massachusetts Bay Transportation Authority Notes, Massachusetts Series B, 4.75%,
  9/5/97 ..........................................................................   1,000,000          SP1        1,005,204

Michigan

Wayne Charter County, MI, Airport Revenue, Detroit Metropolitan County,
  Series 1996B, Weekly Demand Note, 4.1%, 12/1/16* ................................   3,000,000          MIG1       3,000,000

Minnesota

Cottage Grove, MN, Minnesota Mining and Manufacturing, Series 1982, Weekly
  Demand Note, 4.22%, 8/1/12* .....................................................   1,100,000          A1+        1,100,000

Rochester, MN, Health Care Facility, Mayo Foundation, Mayo Medical Center,
  Series 1992C, Tax Exempt Commercial Paper, 3.6%, 1/23/97 ........................   1,300,000          A1+        1,300,000

Missouri

Missouri HEFA School District Advance Funding Notes, Series 1996 C, Kansas City
  School District, 4.5%, 9/8/97 ...................................................   2,000,000          SP1+       2,007,918

Missouri State Health and Educational Facilities Authority, Health Facilities
  Revenue, Sisters of Mercy, Weekly Demand Note, 4.2%, 6/1/19* ....................   3,000,000          MIG1       3,000,000

St. Charles County, MO, Industrial Development Authority, Multi~Family Housing,
  Sun River Apartments, Weekly Demand Note, 4.15%, 12/1/07* .......................   3,200,000          MIG1       3,200,000

Montana

Montana State General Obligation Unlimited, Tax and Revenue Anticipation Notes,
  Series 1996, 4.5%, 6/27/97 ......................................................   2,000,000          MIG1       2,007,806

New Jersey

Salem County, NJ, Industrial Pollution Control Financing Authority, E.I. du
  Pont de Nemours and Co., Floating Rate Demand Note, 3.65%, 3/1/12* ..............  11,400,000          P1        11,400,000

    The accompanying notes are an integral part of the financial statements.


                         9 - SCUDDER TAX FREE MONEY FUND

                                                                                                      Credit
                                                                                       Principal    Rating (b)      Value ($)
                                                                                      Amount ($)    (Unaudited)     (Note A)
-----------------------------------------------------------------------------------------------------------------------------
New Mexico

Albuquerque, NM, Gross Receipts/Lodgers Tax, Series 1991 Weekly Demand Note,
  4.1%, 7/1/22* ...................................................................   1,000,000          A1+        1,000,000

New York

New York City, NY, General Obligation, Revenue Anticipation Notes, Series
  1996 B, 4.5%, 6/30/97 ...........................................................   5,000,000          MIG1       5,019,487

New York City, NY, General Obligation Series 1994H~3, Tax Exempt Commercial
  Paper, 3.5%, 2/11/97 (c) ........................................................   1,500,000          A1+        1,500,000

North Dakota

Mercer County, ND, Pollution Control Revenue, Cooperative Finance Corp., United
  Power, Weekly Demand Note, 4.15%, 8/15/14* ......................................   3,050,000          A1         3,050,000

Ohio

Hamilton County, OH, Economic Development Revenue, Cincinnati Performing Arts
  Center, Series 1995, Weekly Demand Note, 4.2%, 6/15/05* .........................     635,000          SS&C         635,000

Solon, OH, School District Bond Anticipation Notes, Series 1996~2, 4.0%, 4/15/97
                                                                                      3,000,000          SS&C       3,004,406

Oregon

Oregon General Obligation, Veterans Welfare, Series 1973~E , Weekly Demand Note,
  4.05%, 12/1/16* .................................................................   1,600,000          MIG1       1,600,000

Pennsylvania

Bucks County, PA, Oxford Falls Plaza, Series 1984, Weekly Demand Note, 4.25%,
  10/1/14* ........................................................................   9,100,000          MIG1       9,100,000

Elk County PA, Industrial Development Authority, 3.795%, 3/1/04* ..................   1,000,000          SS&C       1,000,000

Emmaus, PA, General Authority Local Government, Revenue Bond Pool Program,
  Weekly Demand Note:

   4.15%, 3/1/24* .................................................................   2,500,000          A1+        2,500,000

   Series 1989 G, 4.15%, 3/1/24* ..................................................   3,700,000          A1+        3,700,000

   Series 1989 G~5, 4.2%, 3/1/24* .................................................   4,000,000          A1         4,000,000

Erie County, PA, Tax Anticipation Notes, Series 1997, 4.25%, 12/31/97 .............   5,000,000          SS&C       5,012,000

Philadelphia, PA, Tax and Revenue Anticipation Notes, 4.5%, 6/30/97 ...............   2,000,000          MIG1       2,005,211

Philadelphia, PA, School District Tax and Revenue Anticipation Notes,
  Series 1996~1997, 4.5%, 6/30/97 .................................................   5,000,000          SP1        5,011,871

Puerto Rico

Puerto Rico Commonwealth, Tax and Revenue Anticipation Notes, Series 1996, 4.0%,
  7/30/97 .........................................................................   2,000,000          MIG1       2,006,440

South Carolina

Berkley County, SC, General Obligation, Refunding and Improvement Bonds, 6.7%,
  5/1/97 (c) ......................................................................     780,000          AAA          787,101

    The accompanying notes are an integral part of the financial statements.


                        10 - SCUDDER TAX FREE MONEY FUND

                                                                                                      Credit
                                                                                       Principal    Rating (b)      Value ($)
                                                                                      Amount ($)    (Unaudited)     (Note A)
-----------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, Revenue Promissory Notes, Tax Exempt
  Commercial Paper, 3.45%, 3/5/97 .................................................   3,500,000          P1         3,500,000

Tennessee

Franklin, TN, Industrial Development Revenue, Franklin Oaks Apartments, Weekly
  Demand Note, 4.25%, 12/1/07* ....................................................   6,100,000          MIG1       6,100,000

Texas

Angelina & Neches River Authority of Texas, IDC, Solid Waste Disposal,
  1984 Series D, Daily Demand Note, 5.0%, 5/1/14* .................................     700,000          MIG1         700,000

Board of Regents, University of Texas, System University Fund, Series 1994A,
  Tax Exempt Commercial Paper, 3.7%, 1/21/97 ......................................   3,000,000          MIG1       3,000,000

Brazos, TX, Harbor Institutional Project, Series 1986, Tax Exempt Commercial
  Paper, 3.45%, 3/5/97 ............................................................     600,000          A1           600,000

Camp County, TX, Industrial Development, Pollution Control Revenue, Texas Oil &
  Gas Corp., Floating Rate Demand Bond, 4.3%, 12/1/13* ............................   2,000,000          A1         2,000,000

Gulf Coast Waste Disposal Authority, Texas, Exxon Project, Tax Exempt Commercial
  Paper, 3.6%, 1/14/97 ............................................................   2,000,000          MIG1       2,000,000

Harris County TX, Toll Road, Series 1994 G, Weekly Demand Note, 4.0%, 8/1/20* .....   1,000,000          A1+        1,000,000

Harris County, TX, Tax Anticipation Notes, Series 1996, 4.5%, 2/28/97 .............   2,000,000          MIG1       2,002,299

Port Development Corp., TX, Marine Terminal Refunding Revenue, Stolt Terminals,
  Series 1989, Weekly Demand Note, 4.0%, 1/15/14* .................................   1,500,000          A1+        1,500,000

San Antonio, TX, Electric & Gas City Public Services, Series 1995A, Tax Exempt
  Commercial Paper:

   3.5%, 1/28/97 ..................................................................   2,000,000          A1+        2,000,000

   3.55%, 2/13/97 .................................................................   2,000,000          A1+        2,000,000

San Antonio, TX, Industrial Development Authority, River Center Associates
  Project, Weekly Demand Note, 4.1%, 12/1/12* .....................................   6,300,000          A1         6,300,000

State of Texas, General Obligation, Veterans Housing Assistance Refunding Bonds,
  Series 1995, Weekly Demand Note, 4.0%, 12/1/16* .................................   1,000,000          A1+        1,000,000

Texas Association of School Boards, Certificates of Participation, Tax
  Anticipation Notes, Series 1996, 4.75%, 8/29/97 (c) .............................   1,000,000          MIG1       1,005,202

Texas Tax and Revenue Anticipation Notes, Series 1996, 4.75%, 8/29/97 .............   8,000,000          SP1+       8,055,014

Utah

Salt Lake City, UT, Pooled Hospital Financings, Tax Exempt Commercial Paper,
  3.45%, 2/10/97 ..................................................................   3,600,000          A1+        3,600,000

Virginia

Peninsula Port Authority, VI, Coal Terminal Revenue, Dominion Terminal
  Project, Daily Demand Note, 4.85%, 7/1/16* ......................................     600,000          A1+          600,000

    The accompanying notes are an integral part of the financial statements.


                        11 - SCUDDER TAX FREE MONEY FUND

                                                                                                      Credit
                                                                                       Principal    Rating (b)      Value ($)
                                                                                      Amount ($)    (Unaudited)     (Note A)
-----------------------------------------------------------------------------------------------------------------------------
York County, VI, Pollution Control Revenue, Virginia Electric Power Company,
  Series 1985, Tax Exempt Commercial Paper, 3.8%, 1/15/97 .........................   1,400,000          MIG1       1,400,000

Washington

Washington Health Care Facilities Authority, Sisters of Providence,
  Daily Demand Note:

   Series 1985 B, 5.0%, 10/1/05* ..................................................     300,000          A1+          300,000

   Series 1985~E, 5.0%, 10/1/05* ..................................................     600,000          A1+          600,000

Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research
  Center, Series~A, Daily Demand Note, 5.25%, 1/1/18* .............................   1,000,000          MIG1       1,000,000

Washington State Public Power Supply System, Nuclear Project #1, Series 1993
   1 A-1, Weekly Demand Note, 4.1%, 7/1/17* .......................................   2,300,000          A1         2,300,000

Wisconsin

Milwaukee, WI, Promissory Notes, General Obligation, Series 1996B~6, 3.8%,
  2/15/97 .........................................................................   2,000,000          AA         2,001,558

Wausau, WI, Pollution Control Revenue, Minnesota Mining and Manufacturing,
  Floating Rate Demand Note:

   Series 1983, 4.22%, 12/1/01* ...................................................     900,000          SS&C         900,000

   Series 1982, 4.22%, 8/1/17* ....................................................   2,300,000          A1+        2,300,000

-----------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio ~ 100.0% (Cost $223,866,894) (a)                                                       223,866,894
-----------------------------------------------------------------------------------------------------------------------------

  (a) The cost for federal income tax purposes was $223,866,894.

  (b) All of the securities held have been determined by the Adviser to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are assigned by either Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Securities rated by Scudder (SS&C) have been determined by the Adviser to be of comparable quality to rated eligible securities.

  (c) Bond is insured by one of these companies: FGIC or FSA.

    * Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon~equivalent of the Treasury Bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax~exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

    The accompanying notes are an integral part of the financial statements.


                        12 - SCUDDER TAX FREE MONEY FUND

                              Financial Statements

                       Statement of Assets and Liabilities
                             as of December 31, 1996

 Assets
----------------------------------------------------------------------------------------------------------
                  Investments, at value (amortized cost $223,866,894) (Note A) ...........   $ 223,866,894
                  Cash ...................................................................         870,685
                  Receivable for investments sold ........................................          65,000
                  Receivable for Fund shares sold ........................................       3,135,525
                  Interest receivable ....................................................       1,440,218
                  Other assets ...........................................................           6,533
                                                                                             -------------
                  Total assets ...........................................................     229,384,855
Liabilities
----------------------------------------------------------------------------------------------------------
                  Payable for investments purchased ......................................   $   8,091,643
                  Payable for Fund shares redeemed .......................................         843,569
                  Dividends payable ......................................................          54,407
                  Accrued management fee (Note B) ........................................          68,404
                  Other accrued expenses (Note B) ........................................          81,591
                                                                                             -------------
                  Total liabilities ......................................................       9,139,614
                  ----------------------------------------------------------------------------------------
                  Net assets, at value                                                       $ 220,245,241
                  ----------------------------------------------------------------------------------------
 Net Assets
----------------------------------------------------------------------------------------------------------
                  Net assets consist of:
                  Accumulated net realized loss ..........................................        (696,110)
                  Paid-in capital ........................................................     220,941,351
                  ----------------------------------------------------------------------------------------
                  Net assets, at value                                                       $ 220,245,241
                  ----------------------------------------------------------------------------------------
 Net Asset Value
----------------------------------------------------------------------------------------------------------
                  Net Asset Value, offering and redemption price per share ($220,245,241 /
                     220,070,917 outstanding shares of beneficial interest, $.01 par value,  -------------
                     unlimited number of shares authorized) ..............................   $        1.00
                                                                                             -------------

    The accompanying notes are an integral part of the financial statements.


                        13 - SCUDDER TAX FREE MONEY FUND

                             Statement of Operations
                          year ended December 31, 1996

Investment Income
----------------------------------------------------------------------------------------------------------
                 Interest ................................................................   $   8,085,755
                                                                                             -------------

                 Expenses:
                 Management fee (Note B) .................................................       1,134,327
                 Services to shareholders (Note B) .......................................         288,197
                 Custodian and accounting fees (Note B) ..................................          87,799
                 Trustees' fees (Note B) .................................................          38,096
                 Reports to shareholders .................................................          46,682
                 Auditing ................................................................          39,739
                 Registration fees .......................................................          31,463
                 Legal ...................................................................          14,479
                 Other ...................................................................          16,632
                                                                                             -------------
                 Total expenses before reductions ........................................       1,697,414
                 Expense reductions (Note B) .............................................        (103,572)
                                                                                             -------------
                 Expenses, net ...........................................................       1,593,842
                 -----------------------------------------------------------------------------------------
                 Net investment income                                                           6,491,913
                 -----------------------------------------------------------------------------------------

Realized and unrealized gain on investment transactions
----------------------------------------------------------------------------------------------------------
                 -----------------------------------------------------------------------------------------
                 Net realized gain from investments                                                  3,478
                 -----------------------------------------------------------------------------------------

                 -----------------------------------------------------------------------------------------
                 Net increase in net assets resulting from operations                        $   6,495,391
                 -----------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                        14 - SCUDDER TAX FREE MONEY FUND

                       Statements of Changes in Net Assets

                                                                                   Years Ended December 31,
 Increase (Decrease) in Net Assets                                                   1996            1995
 --------------------------------------------------------------------------------------------------------------
                  Operations:
                  Net investment income .......................................  $   6,491,913   $   7,694,437
                  Net realized gain (loss) from investment transactions .......          3,478            (915)
                                                                                 -------------   -------------
                  Net increase in net assets resulting from operations ........      6,495,391       7,693,522
                                                                                 -------------   -------------
                  Distributions to shareholders from net investment income ....     (6,491,913)     (7,694,437)
                                                                                 -------------   -------------
                  Fund share transactions at net aset value of $1.00 per share:
                  Shares sold .................................................    544,612,524     502,020,783
                  Shares issued to shareholders in reinvestment of ............      5,875,747       6,965,743
                  distributions
                  Shares redeemed .............................................   (569,334,268)   (526,671,999)
                                                                                 -------------   -------------
                  Net decrease in net assets from Fund share transactions .....    (18,845,997)    (17,685,473)
                                                                                 -------------   -------------
                  Decrease in net assets ......................................    (18,842,519)    (17,686,388)
                  Net assets at beginning of period ...........................    239,087,760     256,774,148
                                                                                 -------------   -------------
                  Net assets at end of period .................................  $ 220,245,241   $ 239,087,760
                                                                                 -------------   -------------

    The accompanying notes are an integral part of the financial statements.


                        15 - SCUDDER TAX FREE MONEY FUND

                              Financial Highlights


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    Years Ended December 31,
                                         1996    1995    1994    1993     1992    1991    1990    1989     1988    1987
 -------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning            -----------------------------------------------------------------------------------
   of period.........................  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000
                                       -----------------------------------------------------------------------------------
 Net investment income...............    .029     .032    .022    .018    .025     .041    .053    .057    .046     .040
 Less distributions from net
   investment income.................  (.029)   (.032)  (.022)  (.018)  (.025)   (.041)  (.053)  (.057)  (.046)   (.040)
                                       -----------------------------------------------------------------------------------
 Net asset value, end of period......  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000
                                       -----------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------
 Total Return (%)....................    2.91     3.27    2.26    1.86    2.54     4.20    5.44    5.83    4.73     4.03
 Ratios and Supplemental Data
 Net assets, end of period
  ($ millions).......................     220      239     257     222     267      279     303     279     358      390
 Ratio of operating expenses net,
   to average daily net assets (%)...     .70      .75     .77     .75     .73      .70     .72     .70     .67      .66
 Ratio of operating expenses before
   expense reductions to average
   daily net assets..................     .75      .75     .77     .75     .73      .70     .72     .70     .67      .66
 Ratio of net investment income to
   average daily net assets (%)......    2.86     3.21    2.24    1.84    2.53     4.12    5.30    5.67    4.61     4.03


                        16 - SCUDDER TAX FREE MONEY FUND

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Tax Free Money Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open~end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a~7 under the Investment Company Act of 1940, as amended, and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized securities gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required.

As of December 31, 1996, the Fund had a net tax basis capital loss carryforward of approximately $696,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until, December 31, 2000 ($7,000), December 31, 2001 ($29,000), and December 31, 2002 ($38,000), December
31, 2003 ($78,000), December 31, 2004 ($544,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of twelve o'clock noon each business day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment transactions are accounted for on a trade date basis (which in most cases is the same as the settlement date). Interest income is accrued pro rata to maturity. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

                               B. Related Parties

Under the Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to an annual rate of 0.50% on the first $500,000,000 of average daily net assets, and 0.48% of such net assets in excess of $500,000,000, computed and accrued daily and payable


                        17 - SCUDDER TAX FREE MONEY FUND
monthly. The Agreement provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, effective August 1, 1996, the Adviser has agreed to maintain the annualized expenses of the Fund at not more than .65% of average daily net assets until April 30, 1997. For the year ended December 31, 1996, the Adviser imposed fees amounting to $1,030,755, which was equivalent to an annual effective rate of
 .45% of the Fund's average daily net assets. The Adviser did not impose fees amounting to $103,572.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended December 31, 1996, the amount charged to the Fund by SSC aggregated $221,703 of which $16,977 is unpaid at December 31, 1996.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended December 31, 1996, the amount charged to the Fund by SFAC aggregated $45,463, of which $3,795 is unpaid at December 31, 1996.

The Fund pays each Trustee not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the year ended December 31, 1996, Trustees' fees and expenses aggregated $38,096.


                        18 - SCUDDER TAX FREE MONEY FUND

                        Report of Independent Accountants


To the Trustees and Shareholders of the Scudder Tax Free Money Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Tax Free Money Fund, including the investment portfolio, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Tax Free Money Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.


Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
January 31, 1997


                        19 - SCUDDER TAX FREE MONEY FUND

                                 Tax Information


Of the dividends paid by the Scudder Tax Free Money Fund from net investment income for the taxable year ended December 31, 1996, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and for purposes of the federal alternative minimum tax.


                        20 - SCUDDER TAX FREE MONEY FUND

                          Shareholder Meeting Results

A special meeting of shareholders of Scudder Tax Free Money Fund was held on Tuesday, December 10, 1996, at the offices of Scudder, Stevens & Clark, Inc., 13th floor, Two International Place, Boston, MA. The three matters voted upon by the shareholders and the resulting votes for each matter are presented below.

1. The election of seven Trustees to hold office until their respective successors shall have been duly elected and qualified.



                                                       Number of Votes:

                Trustee                      For                    Withheld              Broker Non-Votes*
                -------                      ---                    --------              ----------------
       David S. Lee                      111,927,350                1,093,049                     0
       E. Michael Brown                  111,233,395                1,787,003                     0
       Dawn-Marie Driscoll               111,827,861                1,192,537                     0
       Peter B. Freeman                  111,731,560                1,288,838                     0
       George M. Lovejoy                 111,876,664                1,143,734                     0
       Kathryn L. Quirk                  111,209,474                1,810,924                     0
       Jean C. Tempel                    111,879,847                1,140,552                     0



2. Ratification or rejection of the action taken by the Board of Directors in selecting Coopers & Lybrand L.L.P. as independent accountants for the fiscal year ending December 31, 1997.

                                                       Number of Votes:
                                                       ----------------

                For                       Against                    Abstain               Broker Non-Votes*
                ---                       -------                    -------               -----------------
            110,775,096                  1,117,083                  1,128,219                     0


3. Approval or disapproval of the elimination, addition or amendment of certain fundamental investment policies.

     A. Amendments to the Fund's investment restriction with respect to investments in real estate.

                For                      Against                    Abstain              Broker Non-Votes*
                ---                      -------                    -------              -----------------

            102,416,166                 10,523,500                   47,603                    33,129


     B. Amendment to the Fund's investment restriction regarding the issuance of senior securities.

                For                      Against                    Abstain               Broker Non-Votes*
                ---                      -------                    -------               -----------------
            103,347,702                 9,591,964                    47,603                     33,129


                        21 - Scudder Tax Free Money Fund


     C. Amendments to the Fund's investment restriction with respect to concentration of its assets.

                For                      Against                    Abstain               Broker Non-Votes*
                ---                      -------                    -------               -----------------
            103,663,129                 9,286,564                    37,576                     33,129


     D. Elimination of the Fund's investment restriction concerning securities eligible for purchase.

                 For                      Against                    Abstain               Broker Non-Votes*
                 ---                      -------                    -------               -----------------
             103,373,956                 9,575,737                    37,576                     33,129


     E. Amendments to the Fund's investment restriction with respect to municipal securities.

                For                      Against                    Abstain               Broker Non-Votes*
                ---                      -------                    -------               -----------------
            103,629,032                 9,320,660                    37,576                     33,129


     F. Amendments to the Fund's investment restriction with respect to diversification.

                For                      Against                    Abstain               Broker Non-Votes*
                ---                      -------                    -------               -----------------
            103,778,341                 9,171,351                    37,576                     33,129

----------
* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


                        22 - Scudder Tax Free Money Fund

                      This page intentionally left blank.



                        23 - Scudder Tax Free Money Fund

                      This page intentionally left blank.



                        24 - Scudder Tax Free Money Fund

                             Officers and Trustees

David S. Lee*
President and Trustee

E. Michael Brown*
Trustee

Dawn-Marie Driscoll
Trustee; Executive Fellow, Center for Business Ethics;
President, Driscoll Associates

Peter B. Freeman
Trustee; Corporate Director and Trustee

George M. Lovejoy, Jr.
Trustee; President and Director, Fifty Associates

Kathryn L. Quirk*
Vice President and Trustee

Jean C. Tempel*
Trustee; General Partner, TL Ventures

Donald C. Carleton*
Vice President

K. Sue Cote*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

----------
* Scudder, Stevens & Clark, Inc.

                        25 - Scudder Tax Free Money Fund

                       Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------
     Scudder U.S. Treasury Money Fund
     Scudder Cash Investment Trust


Tax Free Money Market+
----------------------
     Scudder Tax Free Money Fund
     Scudder California Tax Free Money Fund*
     Scudder New York Tax Free Money Fund*

Tax Free+
---------
     Scudder Limited Term Tax Free Fund
     Scudder Medium Term Tax Free Fund
     Scudder Managed Municipal Bonds
     Scudder High Yield Tax Free Fund
     Scudder California Tax Free Fund*
     Scudder Massachusetts Limited Term Tax Free Fund*
     Scudder Massachusetts Tax Free Fund*
     Scudder New York Tax Free Fund*
     Scudder Ohio Tax Free Fund*
     Scudder Pennsylvania Tax Free Fund*


U. S. Income
------------
     Scudder Short Term Bond Fund
     Scudder Zero Coupon 2000 Fund
     Scudder GNMA Fund
     Scudder Income Fund
     Scudder High Yield Bond Fund

Global Income
-------------
     Scudder Global Bond Fund
     Scudder International Bond Fund
     Scudder Emerging Markets Income Fund

U.S. Growth and Income
----------------------
     Scudder Balanced Fund
     Scudder Growth and Income Fund

U.S. Growth
-----------
     Value
        Scudder Large Company Value Fund
        Scudder Value Fund
        Scudder Small Company Value Fund
        Scudder Micro Cap Fund

     Growth
        Scudder Classic Growth Fund
        Scudder Quality Growth Fund
        Scudder Development Fund
        Scudder 21st Century Growth Fund

Global Growth
-------------
     Worldwide
        Scudder Global Fund
        Scudder International Fund
        Scudder Global Discovery Fund
        Scudder Emerging Markets Growth Fund
        Scudder Gold Fund

     Regional
        Scudder Greater Europe Growth Fund
        Scudder Pacific Opportunities Fund
        Scudder Latin America Fund
        The Japan Fund

Asset Allocation
----------------
     Scudder Pathway Conservative Portfolio
     Scudder Pathway Balanced Portfolio
     Scudder Pathway Growth Portfolio
     Scudder Pathway International Portfolio

Retirement Programs
-------------------
     IRA
     SEP IRA
     SIMPLE IRA
     Keogh Plan
     401(k), 403(b) Plans
     Scudder Horizon Plan *+++ +++ (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------

     The Argentina Fund, Inc.
     The Brazil Fund, Inc.
     The First Iberian Fund, Inc.
     The Korea Fund, Inc.
     The Latin America Dollar Income Fund, Inc.
     Montgomery Street Income Securities, Inc.
     Scudder New Asia Fund, Inc.
     Scudder New Europe Fund, Inc.
     Scudder World Income Opportunities Fund, Inc.

----------

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed from expected least to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                        26 - Scudder Tax Free Money Fund

                             How to Contact Scudder

Account Service and Information
--------------------------------------------------------------------------------

     For existing account services and transactions
        Scudder Investor Relations -- 1-800-225-5163

     For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
        Scudder Electronic Account Services -- http://funds.scudder.com

     For information about your Scudder accounts, exchanges and redemptions
        Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information
--------------------------------------------------------------------------------

     For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions
        Scudder Investor Relations -- 1-800-225-2470
                                      Investor_Relations@scudder.com
        Scudder's World Wide Web Site -- http://funds.scudder.com

     For establishing 401(k) and 403(b) plans
        Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services
--------------------------------------------------------------------------------

     To   receive  information  about this  discount  brokerage  service  and to obtain an application
        Scudder Brokerage Services* -- 1-800-700-0820

Please address all correspondence to
--------------------------------------------------------------------------------

       The Scudder Funds
       P.O. Box 2291
       Boston, Massachusetts
       02107-2291

Or Stop by a Scudder Funds Center
--------------------------------------------------------------------------------

      Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

        Boca Raton        Chicago         San Francisco
        Boston            New York

      For information on Scudder Treasurers Trust(TM), an institutional cash management service for corporations, non-profit organizations and trusts which utilizes certain portfolios of Scudder Fund, Inc.* ($100,000 minimum), call: 1-800-541-7703. For information on Scudder Institutional Funds**, funds designed to meet the broad investment management and service needs of banks and other institutions, call: 1-800-854-8525.

----------

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.
* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061 -- Member NASD/SIPC.
** Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

                        27 - Scudder Tax Free Money Fund

                 Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

Shares of Scudder Tax Free Money Fund are not insured or guaranteed by the U.S. government. Scudder Tax Free Money Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

                           SCUDDER TAX FREE MONEY FUND

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A:
                                    Financial highlights for the ten fiscal years ended
                                    December 31, 1996.

                           Included in Part B:
                                    Investment Portfolio as of December 31, 1996
                                    Statement of Assets and Liabilities as of December
                                    31, 1996
                                    Statement of Operations for the fiscal year ended
                                    December 31, 1996
                                    Statements of Changes in Net Assets for the two
                                    fiscal years ended December 31, 1996
                                    Financial Highlights for the ten fiscal years ended
                                    December 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             All references to the Registration Statement are to the Registrant's Registration Statement on
                             Form N-1A filed with the Securities and Exchange Commission on October 5, 1979.  File Nos.
                             2-65669 and 811-2959 (the "Registration Statement").

                             1.       (a)     Amended and Restated Declaration of Trust dated December 9, 1987 is incorporated by reference to Post-Effective Amendment No. 10 to the
                                              Registration Statement.

                                      (b)     Amendment to Amended and Restated Declaration of Trust dated December
                                              11, 1990 is incorporated by reference to Post-Effective Amendment No.
                                              13 to the Registration Statement ("Post-Effective Amendment No. 15").

                             2.       (a)     By-Laws of the Registrant dated October 5, 1979 as amended through
                                              December 19, 1979 is incorporated by reference to Post-Effective
                                              Amendment No. 2 to the Registration Statement.

                                      (b)(1)  Amendment dated August 13, 1991 to the By-Laws of the Registrant incorporated by reference to Post-Effective Amendment No. 14 to the
                                              Registration Statement ("Post-Effective Amendment No. 14").

                                      (b)(2)  Amendment dated December 10, 1991 to the By-Laws of the Registrant is incorporated by reference to Post-Effective Amendment No. 14.

                             3.               Inapplicable.

                                Part C - Page 1


                             4.               Specimen certificate representing shares of beneficial interest with
                                              $.01 par value is incorporated by reference to Post-Effective
                                              Amendment No. 11 to the Registration Statement ("Post-Effective
                                              Amendment No. 11").

                             5.               Investment Management Agreement between the Registrant and Scudder,
                                              Stevens & Clark, Inc. dated December 12, 1990 is incorporated by reference to Post-Effective Amendment No. 13 to the Registration
                                              Statement ("Post-Effective Amendment No. 13").

                             6.               Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., formerly Scudder Fund Distributors, Inc., dated
                                              September 10, 1985 is incorporated by reference to Post-Effective
                                              Amendment No. 8 to this Registration Statement ("Post-Effective
                                              Amendment No. 8").

                             7.               Inapplicable.

                             8.       (a)     Custodian Agreement between the Registrant and State Street Bank and
                                              Trust Company ("State Street Bank") dated December 31, 1979 is incorporated by reference to Pre-Effective Amendment No. 1 to the
                                              Registration Statement.

                                      (b)(1)  Amendment to the Custodian Agreement between the Registrant and State
                                              Street Bank dated August 9, 1988 is incorporated by reference to
                                              Post-Effective Amendment No. 11.

                                      (b)(2)  Amendment to the Custodian Contract between the Registrant and State
                                              Street Bank dated December 11, 1990 is incorporated by reference to
                                              Post-Effective Amendment No. 13.

                                      (c)     Fee schedule for the amendment to the Custodian Agreement between the
                                              Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 11.

                                      (d)     Subcustodian Agreement between State Street Bank and Morgan Guaranty
                                              Trust Company of New York dated November 25, 1985 is incorporated by reference to Post-Effective Amendment No. 8.

                                      (e)     Subcustodian Agreement between Irving Trust Company and State Street
                                              Bank dated November 30, 1987 is incorporated by reference to
                                              Post-Effective Amendment No. 11.

                                      (f)     Subcustodian Agreement between Chemical Bank and State Street Bank dated May 31, 1988 is incorporated by reference to Post-Effective
                                              Amendment No. 11.

                                      (g)     Subcustodian Agreement between Security Pacific National Trust
                                              Company (New York) and State Street Bank dated February 18, 1988 is incorporated by reference to Post-Effective Amendment No. 11.

                                      (h)     Subcustodian Agreement between Bankers Trust Company and State Street
                                              Bank dated August 15, 1989 is incorporated by reference to
                                              Post-Effective Amendment No. 13.

                                Part C - Page 2


                                      (i)     Fee Schedule for Exhibit 8(a) is incorporated by reference to
                                              Post-Effective Amendment No. 18.

                             9.       (a)(1)  Transfer Agency and Service Agreement with fee schedule between the
                                              Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 12 to the
                                              Registration Statement.

                                      (a)(2)  Revised Fee Schedule dated October 1, 1995 for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 19 to the
                                              Registration Statement.

                                      (a)(3)  Fund Accounting Services Agreement between the Registrant and Scudder
                                              Fund Accounting Corporation dated September 27, 1994 is incorporated by reference to Post-Effective Amendment No. 18.

                                      (a)(4)  Revised Fee Schedule for Exhibit 9(a)(1) dated October 1, 1996.

                                      (b)     Inapplicable.

                             10.              Opinion of Counsel is filed herein.

                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.              Inapplicable.

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Quotation is incorporated by reference to Post-Effective Amendment No. 11.

                                              Power of Attorney is incorporated by reference to the signature page of Post-Effective Amendment No. 13 and Post-Effective Amendment No.
                                              17 to the Registration Statement and is filed herein.

                             17.              Finanacial Data Schedules are filed herein.


Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of March 31, 1997).
--------          -------------------------------------------------------

                                (1)                              (2)
                          Title of Class           Number of Record Shareholders
                          --------------           -----------------------------

                   Shares of beneficial interest
                   ($.01 par value)                             5,637

                                Part C - Page 3

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens &
                  Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust
                  provide as follows:

                           Section 4.1  No Personal Liability of Shareholders,
                           Trustees, Etc.

                           No Shareholder shall be subject to any personal liability
                           whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust.  No
                           Trustee, officer, employee or agent of the Trust shall be
                           subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross
                           negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to
                           the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust.  If any
                           Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on
                           account thereof, be held to any personal liability.  The
                           Trust shall indemnify and hold each Shareholder harmless
                           from and against all claims and liabilities, to which such
                           Shareholder may become subject by reason of his being or
                           having been a Shareholder, and shall reimburse such
                           Shareholder for all legal and other expenses reasonably
                           incurred by him in connection with any such claim or
                           liability.  The indemnification and reimbursement required by the preceding sentence shall be made only out of the
                           assets of the one or more Series of which the Shareholder
                           who is entitled to indemnification or reimbursement was a
                           Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder.
                           The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein
                           contained restrict the right of the Trust to indemnify or
                           reimburse a Shareholder in any appropriate situation even
                           though not specifically provided herein.

                           Section 4.2  Non-Liability of Trustees, Etc.

                           No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any
                           Shareholder, Trustee, officer, employee, or agent thereof
                           for any action or failure to act (including without
                           limitation the failure to compel in any way any former or
                           acting Trustee to redress any breach of trust) except for
                           his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                           Section 4.3  Mandatory Indemnification.

                           (a)      Subject to the exceptions and limitations contained
                           in paragraph (b) below:

                                    (i)     every person who is, or has been, a
                                            Trustee or officer of the Trust shall be
                                            indemnified by the Trust to the fullest
                                            extent permitted by law against all
                                            liability and against all expenses
                                            reasonably incurred or paid by him in
                                            connection with any claim, action, suit or
                                            proceeding in which he becomes involved as
                                            a party or otherwise by virtue of his
                                            being or having been a Trustee or officer
                                            and against amounts paid or incurred by
                                            him in the settlement thereof;

                                Part C - Page 4


                                    (ii)    the words "claim," "action," "suit," or
                                            "proceeding" shall apply to all claims,
                                            actions, suits or proceedings (civil,
                                            criminal, administrative, or other,
                                            including appeals), actual or threatened;
                                            and the words "liability" and "expenses"
                                            shall include, without limitation,
                                            attorneys' fees, costs, judgments, amounts
                                            paid in settlement, fines, penalties and
                                            other liabilities.

                           (b)      No indemnification shall be provided hereunder to a
                           Trustee or officer:

                                    (i)     against any liability to the Trust, a
                                            Series thereof, or the Shareholders by
                                            reason of a final adjudication by a court
                                            or other body before which a proceeding
                                            was brought that he engaged in willful
                                            misfeasance, bad faith, gross negligence
                                            or reckless disregard of the duties
                                            involved in the conduct of his office;

                                    (ii)    with respect to any matter as to which he
                                            shall have been finally adjudicated not to
                                            have acted in good faith in the reasonable
                                            belief that his action was in the best
                                            interest of the Trust;

                                    (iii)   in the event of a settlement or other
                                            disposition not involving a final
                                            adjudication as provided in paragraph
                                            (b)(i) or (b)(ii) resulting in a payment
                                            by a Trustee or officer, unless there has
                                            been a determination that such Trustee or
                                            officer did not engage in willful
                                            misfeasance, bad faith, gross negligence
                                            or reckless disregard of the duties
                                            involved in the conduct of his office;

                                            (A)      by the court or other body
                                            approving the settlement or other
                                            disposition; or

                                            (B)      based upon a review of readily
                                            available facts (as opposed to a    full
                                            trial-type inquiry) by (x) vote of a
                                            majority of the   Disinterested Trustees
                                            acting on the matter (provided that a
                                            majority of the Disinterested Trustees
                                            then in office act on the  matter) or (y)
                                            written opinion of independent legal
                                            counsel.

                           (c)      The rights of indemnification herein provided may
                                    be insured against by policies maintained by the
                                    Trust, shall be severable, shall not affect any
                                    other rights to which any Trustee or officer may
                                    now or hereafter be entitled, shall continue as to
                                    a person who has ceased to be such Trustee or
                                    officer and shall inure to the benefit of the
                                    heirs, executors, administrators and assigns of
                                    such a person. Nothing contained herein shall
                                    affect any rights to indemnification to which
                                    personnel of the Trust other than Trustees and
                                    officers may be entitled by contract or otherwise
                                    under law.

                           (d)      Expenses of preparation and presentation of a
                                    defense to any claim, action, suit or proceeding of
                                    the character described in paragraph (a) of this
                                    Section 4.3 may be advanced by the Trust prior to
                                    final disposition thereof upon receipt of an
                                    undertaking by or on behalf of the recipient to
                                    repay such amount if it is ultimately determined
                                    that he is not entitled to indemnification under
                                    this Section 4.3 provided that either:

                                    (i)     such undertaking is secured by a surety
                                            bond or some appropriate security provided
                                            by the recipient, or the Trust shall be
                                            insured against losses arising out of any
                                            such advances: or

                                Part C - Page 5


                                    (ii)    a majority of the Disinterested Trustees
                                            acting on the matter (provided that a
                                            majority of the Disinterested Trustees act
                                            on the matter) or an independent legal
                                            counsel in a written opinion shall
                                            determine, based upon a review of readily
                                            available facts (as opposed to a full
                                            trial-type inquiry), that there is reason
                                            to believe that the recipient ultimately
                                            will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested Trustee" is
                           one who is not (i) an "Interested Person" of the Trust
                           (including anyone who has been exempted from being an
                           "Interested Person" by any rule, regulation or order of the
                           Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities.
                  Such persons are not considered officers for the purpose of this Item
                  28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company) +
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada

                                Part C - Page 6

                           Vice President, Scudder, Stevens & Clark Overseas Corporation oo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**

                                Part C - Page 7

                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Director, Scudder Mutual Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Trustee, Scudder Funds Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President & Director, Scudder Precious Metals, Inc. xxx

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company) o

                                Part C - Page 8

                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*

                                Part C - Page 9

                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company) o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles

                                Part C - Page 10

         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

                                Part C - Page 11

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      None
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       President and Trustee
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Assistant Clerk                         Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                None
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

                                Part C - Page 12

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area.  Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.


         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.


Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.

                                Part C - Page 13

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of April, 1997.

                                     SCUDDER TAX FREE MONEY FUND

                                     By /s/Thomas F. McDonough
                                        ----------------------
                                            Thomas F. McDonough, Vice President
                                            and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                   TITLE                                        DATE


/s/David S. Lee
--------------------------------------
David S. Lee*                               President (Principal Executive               April 29, 1997
                                            Officer) and Trustee


/s/E. Michael Brown
--------------------------------------
E. Michael Brown*                           Trustee                                      April 29, 1997


/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      April 29, 1997


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      April 29, 1997


/s/George M. Lovejoy, Jr
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      April 29, 1997


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee                                      April 29, 1997


/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      April 29, 1997


/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Vice President and Treasurer                 April 29, 1997
                                            (Principal Financial and Accounting
                                            Officer)




*By:/s/Thomas F. McDonough
    ----------------------
    Thomas F. McDonough
    Attorney-in-fact pursuant to powers of attorney contained in the signature pages of Post-Effective Amendment No. 13 to the
    Registration Statement filed on March 22, 1991, Post-Effective Amendment No. 17 to the Registration Statement filed on February 24, 1995, and Post-Effective Amendment No. 21 filed herein.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 29th day of April, 1997.

                                           SCUDDER TAX FREE MONEY FUND


                                           By /s/Thomas F. McDonough
                                              ------------------------
                                                 Thomas F. McDonough,
                                                 Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and B. Liebert and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE                                        DATE


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk                            Vice President and Trustee                   April  29, 1997


                                                                File No. 2-65669

                                                               File No. 811-2959


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 21

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 23

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                           SCUDDER TAX FREE MONEY FUND

                           SCUDDER TAX FREE MONEY FUND

                                  EXHIBIT INDEX


                                 Exhibit 9(a)(4)

                                   Exhibit 10

                                   Exhibit 11

                                   Exhibit 17